FIFTH THIRD FUNDS

                  COMBINED STATEMENT OF ADDITIONAL INFORMATION
                             DATED NOVEMBER 29, 2006
                          AS AMENDED DECEMBER 4, 2006


This Combined Statement of Additional Information (the "SAI") relates to the Prospectuses of the following portfolios (the "Funds") of Fifth Third Funds (the "Trust") dated November 29, 2006, as amended December 4, 2006:

Fifth Third Small Cap Growth Fund                              Fifth Third International Equity Fund
Fifth Third Mid Cap Growth Fund                                Fifth Third High Yield Bond Fund
Fifth Third Quality Growth Fund                                Fifth Third Bond Fund
Fifth Third Large Cap Core Fund                                Fifth Third Intermediate Bond Fund
Fifth Third Equity Index Fund                                  Fifth Third Short Term Bond Fund
Fifth Third Balanced Fund                                      Fifth Third U.S. Government Bond Fund
Fifth Third Micro Cap Value Fund                               Fifth Third Municipal Bond Fund
Fifth Third Small Cap Value Fund                               Fifth Third Intermediate Municipal Bond Fund
Fifth Third Multi Cap Value Fund                               Fifth Third Ohio Municipal Bond Fund
Fifth Third Disciplined Large Cap Value Fund                   Fifth Third Michigan Municipal Bond Fund
Fifth Third LifeModel Aggressive FundSM                        Fifth Third Prime Money Market Fund
Fifth Third LifeModel Moderately Aggressive FundSM             Fifth Third Institutional Money Market Fund
Fifth Third LifeModel Moderate FundSM                          Fifth Third Institutional Government Money Market Fund
Fifth Third LifeModel Moderately Conservative FundSM           Fifth Third Government Money Market Fund
Fifth Third LifeModel Conservative FundSM                      Fifth Third U.S. Treasury Money Market Fund
Fifth Third Strategic Income Fund                              Fifth Third Michigan Municipal Money Market Fund
Fifth Third Dividend Growth Fund                               Fifth Third Municipal Money Market Fund
Fifth Third Technology Fund                                    Fifth Third Ohio Tax Exempt Money Market Fund

This SAI is incorporated in its entirety into the Prospectuses and should be read with the Prospectuses of the Funds.

To receive a copy of any Prospectus, you may write the Trust or call toll-free
(800) 282-5706. This SAI is not a prospectus.

                                Fifth Third Funds
                                3435 Stelzer Road
                                Columbus, Ohio 43219

TABLE OF CONTENTS

                                                                                                            PAGE
GENERAL INFORMATION ABOUT THE TRUST............................................................................1
INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS................................................................5
        INVESTMENT OBJECTIVES..................................................................................5
        INVESTMENT LIMITATIONS -- STOCK AND BOND FUNDS, ASSET ALLOCATION FUNDS.................................5
        INVESTMENT LIMITATIONS -- MONEY MARKET FUNDS...........................................................8
ADDITIONAL RISKS AND INFORMATION CONCERNING CERTAIN INVESTMENT TECHNIQUES.....................................10
        INVESTMENT RISKS (MICHIGAN MUNICIPAL MONEY MARKET FUND AND MICHIGAN MUNICIPAL BOND FUND)..............28
        INVESTMENT RISKS (OHIO MUNICIPAL BOND FUND AND OHIO TAX EXEMPT MONEY MARKET FUND).....................30
FIFTH THIRD FUNDS MANAGEMENT..................................................................................31
INDEPENDENT TRUSTEES..........................................................................................31
        TRUSTEE LIABILITY.....................................................................................51
        CODES OF ETHICS.......................................................................................51
        VOTING PROXIES ON FUND PORTFOLIO SECURITIES...........................................................52
        DISCLOSURE OF PORTFOLIO HOLDINGS......................................................................53
INVESTMENT ADVISORY SERVICES..................................................................................54
        INVESTMENT ADVISOR TO THE TRUST.......................................................................54
        ADVISORY FEES.........................................................................................55
        ADMINISTRATIVE SERVICES...............................................................................57
        CUSTODY OF FUND ASSETS................................................................................60
        TRANSFER AND DIVIDEND DISBURSING AGENT AND SUB-ACCOUNTANT.............................................60
        FUND ACCOUNTING.......................................................................................63
        LEGAL COUNSEL.........................................................................................64
PORTFOLIO MANAGER INFORMATION.................................................................................65
PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS..............................................................70
PURCHASING SHARES.............................................................................................75
        ADMINISTRATIVE SERVICES AGREEMENT.....................................................................75
        DISTRIBUTION PLAN.....................................................................................75
        CONVERSION OF CLASS B SHARES TO CLASS A SHARES........................................................77
        CONVERSION TO FEDERAL FUNDS...........................................................................77
        EXCHANGING SECURITIES FOR FUND SHARES.................................................................77
        PAYMENTS TO DEALERS...................................................................................77
ADDITIONAL PAYMENTS BY THE ADVISOR AND AFFILIATES.............................................................80
SELLING YOUR SHARES...........................................................................................80
        REDEMPTION IN KIND....................................................................................80
        POSTPONEMENT OF REDEMPTIONS...........................................................................81
DETERMINING NET ASSET VALUE...................................................................................81
        VALUATION OF THE EQUITY FUNDS, BOND FUNDS AND ASSET ALLOCATION FUNDS..................................81
        USE OF AMORTIZED COST.................................................................................82
        MONITORING PROCEDURES.................................................................................82
        INVESTMENT RESTRICTIONS...............................................................................82
        TRADING IN FOREIGN SECURITIES.........................................................................83
TAX STATUS....................................................................................................83
        QUALIFICATION AS A REGULATED INVESTMENT COMPANY.......................................................83
        ADDITIONAL TAX INFORMATION CONCERNING THE ASSET ALLOCATION FUNDS......................................84
        EXEMPT-INTEREST DIVIDENDS.............................................................................86
        MUNICIPAL BOND, MUNICIPAL MONEY MARKET, AND TAX-EXEMPT FUNDS..........................................88
        FOREIGN TAXES, FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS...............88
FINANCIAL STATEMENTS..........................................................................................91
APPENDIX......................................................................................................92

                       GENERAL INFORMATION ABOUT THE TRUST

         The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988. The Trust's Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities, and it permits the Trust to offer separate classes of each such series. This Statement of Additional Information relates to the following funds (each, a "Fund" and collectively, the "Funds"):


THE "EQUITY FUNDS:"

Fifth Third Small Cap Growth Fund ("Small Cap Growth Fund")
Fifth Third Mid Cap Growth Fund ("Mid Cap Growth Fund")
Fifth Third Quality Growth Fund ("Quality Growth Fund")
Fifth Third Large Cap Core Fund ("Large Cap Core Fund")
Fifth Third Equity Index Fund ("Equity Index Fund")
Fifth Third Balanced Fund ("Balanced Fund")
Fifth Third Micro Cap Value Fund ("Micro Cap Value Fund")
Fifth Third Small Cap Value Fund ("Small Cap Value Fund")
Fifth Third Multi Cap Value Fund ("Multi Cap Value Fund")
Fifth Third Disciplined Large Cap Value Fund ("Disciplined Large Cap Value
   Fund")
Fifth Third Strategic Income Fund ("Strategic Income Fund")
Fifth Third Dividend Growth Fund ("Dividend Growth Fund")
Fifth Third Technology Fund ("Technology Fund")
Fifth Third International Equity Fund ("International Equity Fund")

THE "ASSET ALLOCATION FUNDS:"

Fifth Third LifeModel Conservative FundSM ("LifeModel Conservative FundSM") Fifth Third LifeModel Moderately Conservative FundSM ("LifeModel Moderately
   Conservative FundSM")
Fifth Third LifeModel Moderate FundSM ("LifeModel Moderate FundSM")
Fifth Third LifeModel Moderately Aggressive FundSM ("LifeModel Moderately
   Aggressive FundSM")
Fifth Third LifeModel Aggressive FundSM ("LifeModel Aggressive FundSM")

THE "BOND FUNDS:"

Fifth Third High Yield Bond Fund ("High Yield Bond Fund") Fifth Third Bond Fund ("Bond Fund")
Fifth Third Short Term Bond Fund ("Short Term Bond Fund") Fifth Third Intermediate Bond Fund ("Intermediate Bond Fund") Fifth Third U.S. Government Bond Fund ("Government Bond Fund")

THE "MUNICIPAL BOND FUNDS:"

Fifth Third Municipal Bond Fund ("Municipal Bond Fund")
Fifth Third Intermediate Municipal Bond Fund ("Intermediate Municipal
   Bond Fund")
Fifth Third Ohio Municipal Bond Fund ("Ohio Municipal Bond Fund")
Fifth Third Michigan Municipal Bond Fund ("Michigan Municipal Bond Fund")

THE "MONEY MARKET FUNDS:"

Fifth Third Prime Money Market Fund ("Prime Money Market Fund")
Fifth Third Institutional Money Market Fund ("Institutional Money Market Fund") Fifth Third Institutional Government Money Market Fund ("Institutional
   Government Money Market Fund")
Fifth Third Government Money Market Fund ("Government Money Market Fund")
Fifth Third U.S. Treasury Money Market Fund ("U.S. Treasury Money Market Fund") Fifth Third Michigan Municipal Money Market Fund ("Michigan Municipal Money
   Market Fund")
Fifth Third Municipal Money Market Fund ("Municipal Money Market Fund")
Fifth Third Ohio Tax Exempt Money Market Fund ("Ohio Tax Exempt Money Market Fund")

With respect to the classes contained in this SAI, the Trust offers shares of the following Funds and shares of the following classes of each Fund:

Fund                        Select    Preferred     Trust     Institutional    Advisor      Class A      Class B      Class C
-------------------------- --------- ------------ ---------- ---------------- ----------- ------------ ------------- ----------
Fifth Third Small Cap                                               X             X            X            X            X
Growth Fund

Fifth Third Mid Cap                                                 X             X            X            X            X
Growth Fund

Fifth Third Quality                                                 X             X            X            X            X
Growth Fund

Fifth Third Large Cap                                               X             X            X            X            X
Core Fund

Fifth Third Equity Index      X           X           X             X             X            X            X            X
Fund

Fifth Third Balanced Fund                                           X             X            X            X            X

Fifth Third Micro Cap                                               X             X            X            X            X
Value Fund

Fifth Third Small Cap                                               X             X            X            X            X
Value Fund

Fifth Third Multi Cap                                               X             X            X            X            X
Value Fund

Fifth Third Disciplined                                             X             X            X            X            X
Large Cap Value Fund

Fifth Third LifeModel                                               X             X            X            X            X
Aggressive FundSM

Fifth Third LifeModel                                               X             X            X            X            X
Moderately Aggressive
FundSM

Fifth Third LifeModel                                               X             X            X            X            X
Moderate FundSM

Fifth Third LifeModel                                               X             X            X            X            X
Moderately Conservative
FundSM

Fifth Third LifeModel                                               X             X            X            X            X
Conservative FundSM

Fifth Third Strategic                                               X             X            X            X            X
Income Fund


                                       2

Fund                        Select    Preferred     Trust     Institutional    Advisor      Class A      Class B      Class C
-------------------------- --------- ------------ ---------- ---------------- ----------- ------------ ------------- ----------
Fifth Third Dividend                                                X             X            X            X            X
Growth Fund

Fifth Third Technology                                              X             X            X            X            X
Fund

Fifth Third                                                         X             X            X            X            X
International Equity Fund

Fifth Third High Yield                                              X             X            X            X            X
Bond Fund

Fifth Third Bond Fund                                               X             X            X            X            X

Fifth Third Intermediate                                            X             X            X           X**           X
Bond Fund

Fifth Third Short Term                                              X             X            X                         X
Bond Fund

Fifth Third U.S.                                                    X             X            X                         X
Government Bond Fund

Fifth Third Municipal                                               X             X            X            X            X
Bond Fund

Fifth Third Intermediate                                            X             X            X           X**           X
Municipal Bond Fund

Fifth Third Ohio                                                    X             X            X            X            X
Municipal Bond Fund

Fifth Third Michigan                                                X             X            X            X            X
Municipal Bond Fund

Fifth Third Prime Money                                             X             X            X            X            X
Market Fund

Fifth Third                   X           X           X             X
Institutional Money
Market Fund

Fifth Third                   X           X           X             X
Institutional Government
Money Market Fund

Fifth Third Government                                              X                          X
Money Market Fund


                                       3

Fund                        Select    Preferred     Trust     Institutional    Advisor      Class A      Class B      Class C
-------------------------- --------- ------------ ---------- ---------------- ----------- ------------ ------------- ----------
Fifth Third U.S.              X           X           X             X
Treasury Money Market
Fund

Fifth Third Michigan                                                X                          X
Municipal Money Market
Fund

Fifth Third Municipal         X           X           X             X                          X
Money Market Fund

Fifth Third Ohio Tax                                               X*                         X*
Exempt Money Market Fund

*  These shares are currently not available to the public.
** Effective January 30, 2004, Class B shares were closed for purchases to all investors with no exceptions. Shareholders of Class B shares of any Fifth Third Fund may not exchange such shares for Class B shares of the Intermediate Bond Fund or the Intermediate Municipal Bond Fund.

Each Fund is an "open-end" management investment company and, other than the Dividend Growth Fund, Ohio Municipal Bond Fund and Ohio Tax Exempt Money Market Fund, each is a "diversified" investment company, as those terms are defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Among other things, a diversified Fund must, with respect to 75% of its total assets, not invest more than 5% of its total assets in any one issuer. A non-diversified Fund, such as the Ohio Municipal Bond Fund, is any Fund other than a diversified Fund and is not subject to the foregoing restriction.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees ("Trustees") may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Fifth Third Funds' shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Fifth Third Funds, shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

Shares of the Fifth Third Funds are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of a particular series or class, then only shareholders of such series or class shall be entitled to vote thereon, and
(iii) only the holders of Advisor, Class A, Class B, and Class C shares will be entitled to vote on matters submitted to shareholder vote with regard to the Distribution Plan applicable to such class. There will normally be no meetings of shareholders for the purposes of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Fifth Third Funds and filed with the Fifth Third Funds' custodian or by vote of the holders of two-thirds of the outstanding shares of the Fifth Third Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares of any Fund. Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

As used in this Statement of Additional Information, a "vote of a majority of the outstanding shares" of the Fifth Third Funds or a particular Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of the Fifth Third Funds or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Fifth Third Funds or such Fund are represented in person or by proxy, or (b) more than 50% of the votes attributable to the outstanding shares of the Fifth Third Funds or such Fund.

For purposes of determining the presence of a quorum and counting votes on the matters presented, shares represented by abstentions and "broker non-votes" will be counted as present, but not as votes cast, at the meeting. Under the 1940 Act, the affirmative vote necessary to approve the matter under consideration may be determined with reference to a percentage of votes present at the meeting, which would have the effect of treating abstentions and non-votes as if they were votes against the proposal.

The Fund's executive offices are located at 3435 Stelzer Road, Columbus, Ohio 43219. The Trustees are responsible for managing the business and affairs of the Trust.

All Funds are advised by Fifth Third Asset Management, Inc. ("FTAM" or the "Advisor"). Fifth Third Asset Management, Inc. is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is, in turn, a wholly-owned subsidiary of Fifth Third Bankcorp. Morgan Stanley Investment Management Inc. ("Morgan Stanley" or "Subadviser") serves as investment sub-advisor to the International Equity Fund. Fort Washington Investment Advisors, Inc. ("Fort Washington" or "Subadviser") serves as investment sub-advisor to the High Yield Bond Fund.

                 INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

The Prospectuses state the investment objective of each Fund and discuss certain investment policies employed to achieve those objectives. The following discussion supplements the description of the Funds' investment policies in the prospectuses.

INVESTMENT OBJECTIVES

Each Fund's investment objective is fundamental and may not be changed without shareholder approval.

INVESTMENT LIMITATIONS - STOCK, BOND, AND ASSET ALLOCATION FUNDS

For purposes of this section, "Investment Limitations--Stock and Bond Funds, Asset Allocation Funds," the term "Funds" shall mean the Equity Funds, the Asset Allocation Funds, the Bond Funds and the Municipal Bond Funds, but not the Money Market Funds.


FUNDAMENTAL LIMITATIONS

Except as provided below, each Fund has adopted the following fundamental investment limitations. As fundamental investment limitations, they cannot be changed with respect to a Fund without approval of the holders of a majority of that Fund's outstanding shares.

         ISSUING SENIOR SECURITIES AND BORROWING MONEY. None of the Funds will issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that a Fund (with the exception of the Dividend Growth Fund, Intermediate Municipal Bond Fund and Ohio Municipal Bond Fund) may enter into futures contracts, as applicable.

The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. None of the Funds will purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. Currently, none of the Funds intends to borrow money.

         SELLING SHORT AND BUYING ON MARGIN. None of the Funds will sell any securities short or purchase any securities on margin, but the Funds may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by a Fund (with the exception of the Dividend Growth Fund, Intermediate Municipal Bond Fund and Ohio Municipal Bond Fund) of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

         PLEDGING ASSETS. The Funds will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, a Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, where applicable, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund's assets.

         LENDING CASH OR SECURITIES. The Funds will not lend any of their respective assets except that (i) cash may be lent to other Funds of the Trust, subject to applicable SEC limitations, and (ii) portfolio securities up to one-third of the value of a Fund' total assets may be lent to third parties. The preceding limitation shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objectives, policies and limitations or the Trust's Declaration of Trust.

         INVESTING IN COMMODITIES. None of the Funds will purchase or sell commodities or commodity contracts except to the extent that the Funds (with the exception of the Dividend Growth Fund, Intermediate Municipal Bond Fund and Ohio Municipal Bond Fund) may engage in transactions involving financial futures contracts or options on financial futures contracts.

         INVESTING IN REAL ESTATE. None of the Funds will purchase or sell real estate, including limited partnership interests, although each of the Funds (except for the Government Bond Fund) may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

         DIVERSIFICATION OF INVESTMENTS. Each of the Funds (except the Dividend Growth Fund and Ohio Municipal Bond Fund) may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund.

         DEALING IN PUTS AND CALLS. The Micro Cap Value Fund, Multi Cap Value Fund, Strategic Income Fund, Dividend Growth Fund, Intermediate Municipal Bond Fund and Ohio Municipal Bond Fund will not buy or sell put options (with the exception of listed put options on financial futures contracts), call options (with the exception of listed call options or over-the-counter call options on futures contracts), straddles, spreads, or any combination of these.

         CONCENTRATION OF INVESTMENTS. A Fund will not invest 25% or more of the value of its total assets in any one industry, except that each Fund may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities. Regarding the Asset Allocation Funds, underlying Funds are not themselves considered to be included in an industry for purposes of the preceding limitation.

         The Municipal Bond Fund, Intermediate Municipal Bond Fund, Ohio Municipal Bond Fund and Michigan Municipal Bond Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its respective total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, each of these Funds may invest as temporary investments more than 25% of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or instruments secured by these money market instruments, i.e., repurchase agreements.

         UNDERWRITING. A Fund will not underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

         SMALL CAP GROWTH FUND. The Fund intends to invest at least 65% of its total assets in equity securities of companies that the Advisor believes have above-average potential for growth in revenues, earnings, or assets.


NON-FUNDAMENTAL LIMITATIONS

Except as provided below, each Fund has adopted the following non-fundamental investment limitations. As non-fundamental investment limitations, they may be changed by the Trustees without shareholder approval.

         INVESTING IN ILLIQUID SECURITIES. The Funds will not invest more than 15% of the value of their respective net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Trustees to be liquid, and non-negotiable time deposits with maturities over seven days.

         INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. Each Fund may invest in shares of other investment companies, including shares of iShares(R). The Funds will limit their respective investments in other investment companies that are not part of the same group of investment companies to no more than 3% of the total outstanding voting stock of any investment company, no more than 5% of their respective total assets in any one investment company, and will invest no more than 10% of their respective total assets in investment companies in general. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. The Funds may invest without limitation in shares of money market funds. The preceding limitations do not apply if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. The Asset Allocation Funds may invest all of their assets in investment companies.

Investment companies include exchange-traded funds ("ETFs"). See the disclosure under the heading "Exchange-Traded Funds" below for more information on investments in ETFs. Pursuant to an SEC exemptive order issued to iShares(R), dated April 15, 2003, upon adherence to the conditions set forth in the order, the Funds may invest their respective net assets in iShares(R) in excess of the 3%, 5% and 10% limits described above.

It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by a Fund in shares of another investment company would be subject to such expenses.

         INVESTING IN PUT OPTIONS. The Micro Cap Value Fund, Multi Cap Value Fund, Strategic Income Fund and International Equity Fund will not purchase put options on securities or futures contracts, unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

         WRITING COVERED CALL OPTIONS. The International Equity Fund will not write call options on securities or futures contracts unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

         MISCELLANEOUS. Except with respect to a Fund's policy relating to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

INVESTMENT LIMITATIONS -- MONEY MARKET FUNDS

For purposes of this section, "Investment Limitations--Money Market Funds," the term "Funds" shall mean the Money Market Funds but not the Equity Funds, the Asset Allocation Funds, the Bond Funds or the Municipal Bond Funds.


FUNDAMENTAL LIMITATIONS

Except as otherwise provided below, each Fund has adopted the following fundamental investment limitations. As fundamental investment limitations, they cannot be changed with respect to a Fund without approval of the holders of a majority of that Fund's shares.

         SELLING SHORT AND BUYING ON MARGIN None of the Funds will sell any securities short or purchase any securities on margin, but each may obtain such short-term credit as may be necessary for clearance of purchases and sales.

         ISSUING SENIOR SECURITIES AND BORROWING MONEY. None of the Funds will issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes (except for the Government Money Market Fund) or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any direct borrowings need not be collateralized. None of the Funds considers the issuance of separate classes of shares to involve the issuance of "senior securities" within the meaning of this investment limitation.

None of the Funds will purchase any securities while borrowings in excess of 5% of its total assets are outstanding. None of the Funds has any present intention to borrow money.

         PLEDGING SECURITIES OR ASSETS. The Prime Money Market Fund will not pledge securities. The Institutional Money Market Fund, Institutional Government Money Market Fund, Government Money Market Fund, U.S. Treasury Money Market Fund, Michigan Municipal Money Market Fund, Municipal Money Market Fund and Ohio Tax Exempt Money Market Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, the Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the pledge.

         INVESTING IN COMMODITIES, COMMODITY CONTRACTS, OR REAL ESTATE. The Prime Money Market Fund will not invest in commodities, commodity contracts, or real estate, except that it may purchase money market instruments issued by companies that invest in real estate or sponsor such interests. The Institutional Money Market Fund, Institutional Government Money Market Fund, Michigan Municipal Money Market Fund, Municipal Money Market Fund and Ohio Tax Exempt Money Market Fund will not purchase or sell commodities, commodity contracts, commodity futures contracts or real estate, including limited partnership interests, although the Municipal Money Market Fund may invest in the securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

         UNDERWRITING. A Fund will not underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

         LENDING CASH OR SECURITIES. The Funds will not lend any of their respective assets except portfolio securities up to one-third of the value of total assets except that (i) cash may be lent to other Funds of the Trust subject to applicable SEC limitations and (ii) portfolio securities of the Funds (other than the U.S. Treasury Money Market Fund) may be lent to third parties. This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objectives, policies and limitations or the Trust's Declaration of Trust.

         ACQUIRING VOTING SECURITIES. The Prime Money Market Fund, Institutional Money Market Fund, Institutional Government Money Market Fund and Michigan Municipal Money Market Fund will not acquire the voting securities of any issuer for the purpose of exercising control or management.

The Municipal Money Market Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. For purposes of this limitation, non-governmental users of facilities financed by industrial development or pollution control revenue bonds and banks issuing letters of credit or comparable guarantees supporting variable rate demand municipal securities are considered to be issuers.

         DIVERSIFICATION OF INVESTMENTS. Each of the Funds (except the Ohio Tax Exempt Money Market Fund) may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund.

         CONCENTRATION OF INVESTMENTS. Each of the Prime Money Market Fund, Institutional Money Market Fund and Institutional Government Money Market Fund will not invest more than 25% of the value of its total assets in any one industry except commercial paper of finance companies. However, the Prime Money Market Fund reserves the right to invest more than 25% of its total assets in domestic bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations or instruments secured by these money market instruments, such as repurchase agreements. The Prime Money Market Fund will not invest more than 25% of its total assets in instruments of foreign banks.

Each of the Michigan Municipal Money Market Fund, Municipal Money Market Fund and Ohio Tax Exempt Money Market Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects; provided that, this limitation shall not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         DEALING IN PUTS AND CALLS. The Money Market Funds will not buy or sell puts, calls, straddles, spreads, or any combination of these.

         OHIO TAX EXEMPT MONEY MARKET FUND. The Fifth Third Ohio Tax Exempt Money Market Fund, under normal circumstances, invests at least 80% of its assets in Ohio municipal securities, the income from which is exempt from federal income tax and the personal income tax imposed by the State of Ohio and Ohio municipalities.


NON-FUNDAMENTAL LIMITATIONS

Except as otherwise provided below, each Fund has adopted the following non-fundamental investment limitations. As non-fundamental investment limitations, they may be changed by the Trustees without shareholder approval.

         INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Funds will limit their respective investments in other investment companies (other than the Fifth Third Money Market Funds) to no more than 3% of the total outstanding voting stock of any investment company. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. The preceding limitations do not apply if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. The Funds may invest in shares of money market funds without limitation.

It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by a Fund in shares of another investment company would be subject to such expenses.

         INVESTING IN ILLIQUID SECURITIES. None of the Funds will invest more than 10% of the value of its net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities not determined by the Trustees to be liquid, and non-negotiable time deposits with maturities over seven days.

         MISCELLANEOUS. Except with respect to a Fund's policy relating to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

                   ADDITIONAL RISKS AND INFORMATION CONCERNING
                          CERTAIN INVESTMENT TECHNIQUES

The Funds invest in a variety of securities and employ a number of investment techniques. The types of investments the Funds use and the special risks they pose are described below. You may also consult each Fund's prospectus for additional details regarding these and other permissible investments.


TYPES OF INVESTMENTS

         BANK INSTRUMENTS. Each Fund may invest in the instruments of banks and savings and loans whose deposits are insured by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are administered by the Federal Deposit Insurance Corporation, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances. However, these instruments are not necessarily guaranteed by those organizations.

In addition to domestic bank obligations such as certificates of deposit, demand and time deposits, and bankers' acceptances, the Funds may invest in: (a) Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks; (b) Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; and (c) Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States; provided such investment is in agreement with the Fund's investment objective and policies.

         CASH. From time to time, such as when suitable securities are not available, the Funds may retain a portion of their assets in cash. Any portion of a Fund's assets retained in cash may reduce the Fund's return and, in the case of Bond Funds and Money Market Funds, the Fund's yield.


         BEAR FUNDS. The Funds may invest in bear funds. Bear funds are designed to allow investors to speculate on anticipated decreases in the S&P 500(R) Index or to hedge an existing portfolio of securities or mutual fund shares.


Due to the nature of bear funds, investors could experience substantial losses during sustained periods of rising equity prices. This is the opposite result expected of investing in a traditional equity mutual fund in a generally rising stock market. Bear funds employ certain investment techniques, including engaging in short sales and in certain transactions in stock index futures contracts, options on stock index futures contracts, and options on securities and stock indexes. Under these techniques, bear funds will generally incur a loss if the price of the underlying security or index increases between the date of the employment of the technique and the date on which the fund terminates the position. Bear funds will generally realize a gain if the underlying security or index declines in price between those dates. The amount of any gain or loss on an investment technique may be affected by any premium or amounts in lieu of dividends or interest that the funds pay or receive as the result of the transaction.

         CLOSED-END INVESTMENT FUNDS. The Funds may invest in closed-end investment companies. The shares of closed-end investment companies will generally be exchange-traded and are not redeemable. Closed-end fund shares often trade at a substantial discount (or premium) from their net asset value. Therefore, there can be no assurance that a share of a closed-end fund, when sold, will be sold at a price that approximates its net asset value.

The Funds may also invest in closed-end investment companies in transactions not involving a public offering. These shares will be "restricted securities" and a Fund may be required to hold such shares until the closed-end fund's termination unless redeemed earlier. Shares may not be sold, transferred, assigned, pledged, or otherwise disposed of without registration under applicable federal or state securities laws or pursuant to an exemption from registration (in which case the shareholder will, at the option of the closed-end fund, be required to provide the closed-end fund with a legal opinion, in form and substance satisfactory to the closed-end fund, that registration is not required). Accordingly, an investor must be willing to bear the economic risk of investment in the shares until shares are redeemed or the closed-end fund is liquidated. No sale, transfer, assignment, pledge, or other disposition, whether voluntary or involuntary, of the shares may be made except by registration by the transfer agent on the closed-end fund's books. Each transferee will be required to execute an instrument agreeing to be bound by these restrictions and to execute such other instruments or certifications as are reasonably required by the closed-end fund. A transfer of the shares owned by a shareholder will not relieve the shareholder of any unfulfilled subscription obligation. Consent of the closed-end fund is required prior to the assumption of the transferee's Subscription Agreement by another party. The closed-end fund may withhold consent to such an assumption at its absolute discretion.

         EXCHANGE-TRADED FUNDS (ETFs). The Funds (except for the Money Market Funds) may invest in shares of various ETFs, including exchange-traded index and bond funds and ETFs listed on U.S. and foreign exchanges. ETFs seek to track the performance of various securities indices. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or bonds rises and falls. The market value of their shares may differ from the net asset value of the particular fund. A Fund will bear its ratable share of the ETF's expenses, including its advisory and administration fees. At the same time, a Fund will continue to pay its own investment management fees and other expenses. As a result, a Fund will absorb duplicate levels of fees with respect to investments in ETFs.


Because most ETFs are investment companies, absent exemptive relief, investment in most such funds generally would be limited under applicable federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company that is not part of the same group of investment companies to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of its assets. Pursuant to an exemptive order issued to iShares(R) Trust and iShares(R), Inc. ("iShares(R)")* dated April 15, 2003, upon adherence to the conditions set forth in the order, the Funds may invest their respective total assets in excess of the 3%, 5% and 10% limits described above.

         iShares(R) is a registered investment company unaffiliated with the Funds that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares(R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.

* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) Fund.


         COLLATERALIZED LOAN OBLIGATIONS ("CLOs"). A CLO is a type of asset-backed security that is an obligation of a trust typically collateralized by pools of loans, which may include domestic and foreign senior secured and unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade, or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, which vary in risk and yield. The riskier portion is the residual, or "equity," tranche, which bears some or all of the risk of default by the loans in the trust, and therefore protects the other more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche of a CLO trust typically has higher ratings and lower yields than its underlying securities, and can be rated investment grade. Despite the protection provided by the equity tranche, senior CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default, the total loss of the equity tranche due to losses in the collateral, market anticipation of defaults, fraud by the trust, and the illiquidity of CLO securities.

The risks of an investment in a CLO largely depend on the type of underlying collateral securities and the tranche in which the Fund invests. Typically, CLOs are privately offered and sold, and thus are not registered under the securities laws. As a result, a Fund may characterize its investments in CLOs as illiquid, unless an active dealer market for a particular CLO allows the CLO to be purchased and sold in Rule 144A transactions. CLOs are subject to the typical risks associated with debt instruments discussed elsewhere in prospectus and in this statement of Additional Information (i.e., interest rate risk and credit risk). Additional risks of CLOs include (i) the possibility that distributions from collateral securities will be insufficient to make interest or other payments, (ii) a decline in the quality of the collateral, and (iii) the possibility that a fund may invest in a subordinate tranche of a CLO. In addition, due to the complex nature of a CLO, an investment in a CLO may not perform as expected. An investment in a CLO also is subject to the risk that the issuer and the investors may interpret the terms of the instrument differently, giving rise to disputes.


         COMMERCIAL PAPER AND OTHER SHORT-TERM OBLIGATIONS. The Funds may invest in commercial paper (including variable amount master demand notes), which consists of short-term unsecured promissory notes issued by U.S. corporations, partnerships, trusts or other entities in order to finance short-term credit needs, and non-convertible debt securities (e.g., bonds and debentures) with no more than 397 days remaining to maturity at the date of purchase. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to the Funds' restrictions on illiquid investments unless, in the judgment of the Advisor, Morgan Stanley or Fort Washington, as applicable, and subject to the direction of the Board of Trustees, such note is liquid.

         CONVERTIBLE SECURITIES. The Funds may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.

A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the opinion of the Advisor, Morgan Stanley or Fort Washington, as applicable, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise, the Fund may hold or trade convertible securities.

In selecting convertible securities for a Fund, the Advisor, Morgan Stanley or Fort Washington, as applicable, evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these characteristics with respect to a particular convertible security, the Advisor, Morgan Stanley or Fort Washington, as applicable, considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

         DERIVATIVES. Each Fund may, but is not required to, use derivative instruments for hedging, risk management purposes, as a substitute for direct investment in securities or other assets, or as part of its investment strategies. Generally, derivatives are financial contracts whose value depend upon, or are derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include option contracts, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swaps). A description of these and other derivative instruments that the Funds may use are described further below.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a Fund to the risk that the counterparty to an over-the-counter ("OTC") derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the Fund will succeed in enforcing its contractual rights.

Derivative instruments are subject to other risks. For example, since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also are subject to the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to hedge or closely track.

         CUSTODY RECEIPTS. The Funds may invest in custody receipts that represent corporate debt securities. Custody receipts, such as Lehman Brothers TRAINs and Morgan Stanley TRACERs, are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities. Generally the sponsor will then sell those custody receipts in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt evidences the individual securities in the pool, and the holder of a custody receipt generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt will be treated as directly purchasing its pro rata share of the securities in the pool, for an amount equal to the amount that such holder paid for its custody receipt. If a custody receipt is sold, a holder will be treated as having directly disposed of its pro rata share of the securities evidenced by the custody receipt. Additionally, the holder of a custody receipt may withdraw the securities represented by a custody receipt subject to certain conditions.

Custody receipts are generally subject to the same risks as those securities evidenced by the receipts which, in the case of the Funds, are corporate debt securities. Additionally, custody receipts may be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

         FUTURES AND OPTIONS TRANSACTIONS. The Funds may engage in futures and options transactions to create investment exposure or to hedge to the extent consistent with their investment objectives and policies.

As a means of reducing fluctuations in the net asset value of their shares, the Funds may attempt to hedge all or a portion of their portfolios through the purchase of put options on portfolio securities and put options on financial futures contracts for portfolio securities. The Funds may attempt to create investment exposure or to hedge all or a portion of their portfolios by buying and selling financial futures contracts and writing call options on futures contracts. The Funds may also write covered call options on portfolio securities to attempt to increase current income.

The Funds will maintain their positions in securities, options, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out over-the-counter or on an exchange which provides a secondary market for options of the same series.

         FUTURES CONTRACTS. The Funds may enter into futures contracts. A futures contract is a firm commitment by the seller, who agrees to make delivery of the specific type of security called for in the contract ("going short"), and the buyer, who agrees to take delivery of the security ("going long") at a certain time in the future. However, a securities index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index was originally written. No physical delivery of the underlying securities in the index is made. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government at a certain time in the future.

The purpose of the acquisition or sale of a futures contract by a Fund may be to protect it from fluctuations in the value of securities caused by unanticipated changes in interest rates or stock prices without necessarily buying or selling securities. For example, in the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, a Fund could enter into contracts to "go short" to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" to hedge against a decline in market interest rates. Each Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets.

The International Equity Fund may invest in securities index futures contracts when Morgan Stanley believes such investment is more efficient, liquid or cost-effective than investing directly in the securities underlying the index.

         STOCK INDEX OPTIONS. The Funds may purchase put options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index.

The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Funds' portfolios correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Funds will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Funds of options on stock indices will be subject to the ability of the Advisor or Subadvisor, as applicable, to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

         PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS. The Funds may purchase listed put options on financial futures contracts. The Funds will use these options only to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates, to create investment exposure, or when such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms.

Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by a Fund for the original option plus the realized decrease in value of the hedged securities.

Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. A Fund would then deliver the futures contract in return for payment of the strike price. If a Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

A Fund may write listed put options on financial futures contracts to hedge its portfolio or when such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When the Fund writes a put option on a futures contract, it receives a premium for undertaking the obligation to assume a long futures position (buying a futures contract) at a fixed price at any time during the life of the option.

         CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS. The Funds may write listed call options or over-the-counter call options on futures contracts, to hedge their portfolios against an increase in market interest rates, to create investment exposure, or when such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When a Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise and cause the price of futures to decrease, a Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of a Fund's call option position to increase. In other words, as the underlying future's price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that a Fund keeps the premium received for the option. This premium can help substantially offset the drop in value of a Fund's portfolio securities.

Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, a Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by a Fund for the initial option. The net premium income of a Fund will then substantially offset the realized decrease in value of the hedged securities.

A Fund may buy listed call options on financial futures contracts to hedge its portfolio. When the Fund purchases a call option on a futures contract, it is purchasing the right (not the obligation) to assume a long futures position (buy a futures contract) at a fixed price at any time during the life of the option.

         LIMITATION ON OPEN FUTURES POSITIONS. No Fund will maintain open positions in futures contracts it has sold or options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the securities or securities index underlying the futures contract and the futures contracts. If a Fund exceeds this limitation at any time, it will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

         "MARGIN" IN FUTURES TRANSACTIONS. Unlike the purchase or sale of a security, the Funds do not pay or receive money upon the purchase or sale of a futures contract. Rather, the Funds are required to deposit an amount of "initial margin" in cash, securities or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that a futures contract's initial margin does not involve the borrowing by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, a Fund will mark to market its open futures positions. The Funds are also required to deposit and maintain margin when they write call options on futures contracts.

         PURCHASING PUT OPTIONS ON PORTFOLIO SECURITIES. The Funds may purchase put options on portfolio securities to protect against price movements in particular securities in their respective portfolios. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.

         WRITING COVERED CALL OPTIONS ON PORTFOLIO SECURITIES. The Funds may also write covered call options to generate income. As the writer of a call option, a Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. A Fund may sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or securities for which it has segregated cash in the amount of any additional consideration).

         OVER-THE-COUNTER OPTIONS. The Funds may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by a Fund and not traded on an exchange.

         STRUCTURED INVESTMENTS. Structured investments are derivatives in the form of a unit or units representing an undivided interest(s) in assets held in a trust that is not an investment company as defined in the 1940 Act. A trust unit pays a return based on the total return of securities and other investments held by the trust and the trust may enter into one or more swaps to achieve its objective. For example, a trust may purchase a basket of securities and agree to exchange the return generated by those securities for the return generated by another basket or index of securities. The Funds will purchase structured investments in trusts that engage in such swaps only where the counterparties are approved by the Advisor, Morgan Stanley or Fort Washington, as applicable, in accordance with credit-risk guidelines established by the Board of Trustees.

         STRUCTURED NOTES. The Funds may invest in structured notes. Structured notes are derivatives where the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500 Index
(TM). In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of structured notes allows the Fund to tailor its investments to the specific risks and returns the Advisor, Morgan Stanley and Fort Washington, as applicable, wishes to accept while reducing or avoiding certain other risks.

         SWAP AGREEMENTS. The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vise versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A credit default swap is a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the swap is a lender and faces credit risk from a third party and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments

(essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund's illiquid investment limitations. A Fund will not enter into any swap agreement unless the Advisor/Sub-Advisor believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.


Swap agreements are typically settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by a Fund's custodian. In as much as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and the Advisor, Morgan Stanley or Fort Washington believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.


The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Advisor, Morgan Stanley or Fort Washington, as applicable, under the supervision of the Board of Trustees, is responsible for determining and monitoring liquidity of a particular Fund's transactions in swap agreements.

The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

         COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). The Funds may invest in CMOs. Privately issued CMOs generally represent an ownership interest in a pool of federal agency mortgage pass-through securities such as those issued by the Government National Mortgage Association, Federal National Mortgage Association or Federal Home Loan Mortgage Corporation. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools.

The market for such CMOs has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors make government-related pools highly liquid.

Certain debt securities such as, but not limited to, mortgage-related securities, CMOs, asset backed securities (ABS's) and securitized loan receivables, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of compliance with stated maturity policies and calculation of the Bond Fund's weighted average maturity, the effective maturity of such securities will be used.

         ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS"). The Funds may invest in ARMS. Generally, adjustable rate mortgages have a specified maturity date and amortize principal over their life. In periods of declining interest rates there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed-rate mortgage securities is that the interest rate can and does change in accordance with movements in a particular, pre-specified, published interest rate index. There are two main categories of indices: those based on U.S. Treasury obligations and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. The amount of interest on an adjustable rate mortgage is calculated by adding a specified amount to the applicable index, subject to limitations on the maximum and minimum interest that is charged during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period.

The underlying mortgages which collateralize the ARMS will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage-related securities in which a Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage-related securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.

         FOREIGN CURRENCY TRANSACTIONS. The Funds may engage in foreign currency transactions. In addition, the Strategic Income Fund may invest in foreign government debt.

         CURRENCY RISKS. The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Funds value their assets daily in U.S. dollars, they may not convert their holdings of foreign currencies to U.S. dollars daily. The Funds may incur conversion costs when they convert their holdings to another currency. Foreign exchange dealers may realize a profit on the difference between the price at which the Funds buy and sell currencies.

The Funds may engage in foreign currency exchange transactions in connection with their portfolio investments. The Funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.


         FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Funds may enter into forward foreign currency exchange contracts in order to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. Each of the Advisor, Morgan Stanley, or Fort Washington, as applicable, believes that it is important to have the flexibility to enter into forward foreign currency exchange contracts whenever it determines that it is in each of the Funds' best interest to do so. The Funds may also enter into forward foreign currency exchange contracts to gain exposure to currencies underlying various securities or financial instruments held in the respective Fund.


In addition, it is proposed that the Funds be permitted to engage in cross-hedging. Cross-hedging involves the use of forward contracts to shift currency exposure from one non-U.S. Dollar currency to another non-U.S. Dollar currency. An example would be where, the Fund were overweight securities denominated in Sterling and the portfolio manager wished to bring that segment's currency weighting back within the parameters of the index. In this case, the portfolio manager would sell Sterling and buy the Euro using forward contracts. Cross-hedging will only be done relative to an established index and will not exceed 50% of a Fund's net assets.

Currency hedging may also be accomplished through "proxy hedging," which is defined as entering into a position in one currency to hedge investments denominated in another currency, where two currencies are economically linked or otherwise correlated.

         FOREIGN CURRENCY OPTIONS. The Funds may engage in foreign currency options, and the funds in which they invest may purchase funds that engage in foreign currency options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency.

When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration. A call option on foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the Funds against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if a Fund were holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put option. Likewise, if a Fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, it would not have to exercise its call. Instead, it could acquire in the spot market the amount of foreign currency needed for settlement.


         SPECIAL RISKS ASSOCIATED WITH FOREIGN CURRENCY OPTIONS. Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and a Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Funds will not purchase or write such options unless and until, in the opinion of the Advisor, Morgan Stanley or Fort Washington, as applicable, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.


The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

         FOREIGN CURRENCY FUTURES TRANSACTIONS. By using foreign currency futures contracts and options on such contracts, the Funds may be able to achieve many of the same objectives as they would through the use of forward foreign currency exchange contracts. The Funds may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

         SPECIAL RISKS ASSOCIATED WITH FOREIGN CURRENCY FUTURES CONTRACTS AND RELATED OPTIONS. Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on currencies, as described above.


Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Funds will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the Advisor, Morgan Stanley or Fort Washington, as applicable, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Funds because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.


         GUARANTEED INVESTMENT CONTRACTS. The Funds may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under a GIC, the Fund gives cash to an insurance company which credits the Fund with the amount given plus interest based on a certain index, which interest is guaranteed to be not less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the insurance company's general assets. The Funds will only purchase GICs from insurance companies which, at the time of purchase, have total assets of $1 billion or more and meet quality and credit standards established by the Advisor pursuant to guidelines approved by the Board of Trustees. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be subject to a Fund's limitation on illiquid investments.

         LENDING OF PORTFOLIO SECURITIES. The Funds may lend portfolio securities. The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

         LOAN PARTICIPATION NOTES. The Funds may purchase loan participation notes. A loan participation note represents participation in a corporate loan of a commercial bank with a remaining maturity of one year or less. Such loans must be to corporations in whose obligations the Funds may invest. Any participation purchased by a Fund must be issued by a bank in the United States with total assets exceeding $1 billion. Because the issuing bank does not guarantee the participation in any way, the participation is subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for a Fund to assert through the issuing bank such rights as may exist against the corporate borrower if the underlying corporate borrower fails to pay principal and interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Moreover, under the terms of the loan participation a Fund may be regarded as a creditor of the issuing bank (rather than the underlying corporate borrower), so that the Fund may also be subject to the risk that the issuing bank may become insolvent. The secondary market, if any, for loan participations is extremely limited and any such participation purchased by a Fund may be regarded as illiquid.

         LOWER-RATED AND UNRATED SECURITIES. The Funds may invest in higher yielding (and, therefore, higher risk), lower-rated fixed-income securities, including investment-grade securities, junk bonds and unrated securities. Securities rated in the fourth highest category by S&P or Moody's, BBB and Baa, respectively, although considered investment grade, may possess speculative characteristics, and changes in economic or other conditions are more likely to impair the ability of issuers of these securities to make interest and principal payments than with respect to issuers of higher grade bonds.

Generally, medium or lower-rated securities and unrated securities of comparable quality, sometimes referred to as "junk bonds," offer a higher current yield than is offered by higher rated securities, but also (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The yield of junk bonds will fluctuate over time.

         SPECIAL RISKS ASSOCIATED WITH LOWER-RATED AND UNRATED SECURITIES. The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher quality bonds. In addition, medium and lower-rated securities and comparable unrated securities generally present a higher degree of credit risk. The risk of loss due to default by these issuers is significantly greater because medium and lower-rated securities and unrated securities of comparable quality generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. Since the risk of default is higher for lower-rated debt securities, the Advisor's, Morgan Stanley's or Fort Washington's research and credit analysis are an especially important part of managing securities of this type held by a Fund. In light of these risks, the Advisor, Morgan Stanley or Fort Washington, in evaluating the creditworthiness of an issue, whether rated or unrated, will take various factors into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

In addition, the market value of securities in lower-rated categories is more volatile than that of higher quality securities, and the markets in which medium and lower-rated or unrated securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value. Moreover, the lack of a liquid trading market may restrict the availability of securities for a Fund to purchase and may also have the effect of limiting the ability of the Fund to sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets.

Lower-rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for shareholders. Also, as the principal value of bonds moves inversely with movements in interest rates, in the event of rising interest rates the value of the securities held by the Funds may decline relatively proportionately more than a portfolio consisting of higher rated securities. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated bonds, resulting in a decline in the overall credit quality of the securities held by the Fund and increasing the exposure of the Fund to the risks of lower-rated securities.

Subsequent to its purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by that Fund. Neither event will require sale of the security by the Fund, but the Advisor, Morgan Stanley or Fort Washington will consider this event in its determination of whether the Fund should continue to hold the security.

The market for lower-rated debt securities may be thinner and less active than that for higher rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which more external sources for quotations and last sale information is available. Adverse publicity and changing investor perception may affect the ability of outside pricing services to value lower-rated debt securities and the ability to dispose of these securities.

A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interest of security holders if it determines this to be in the best interest of the Fund.

In considering investments for the Strategic Income Fund and High Yield Bond Fund, the Advisor and Fort Washington, respectively, will attempt to identify those issuers of high yielding debt securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. The Advisor's or Fort Washington's analysis will focus on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

         MONEY MARKET INSTRUMENTS. The Funds may invest in money market instruments, which are high quality, short-term fixed income securities that adhere to the guidelines (i.e., liquidity, maturity and credit quality) set forth by Securities and Exchange Commission Rule 2a-7 under the Investment Company Act of 1940, as amended, which governs the allowable investments purchased by money market funds.

         MUNICIPAL LEASES. The Funds may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. In determining the liquidity of municipal lease securities, the Advisor, under the authority delegated by the Trustees, will base its determination on the following factors: (a) whether the lease can be terminated by the lessee; (b) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (c) the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and, prospects); (d) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"); and (e) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease.

         MUNICIPAL SECURITIES. The Funds may invest in municipal securities of any state which have the characteristics set forth in the prospectus of that Fund. Examples of municipal securities are (a) governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality; (b) municipal notes; (c) serial bonds; (d) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (e) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (f) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. government obligations; and (g) general obligation bonds.

         VARIABLE RATE MUNICIPAL SECURITIES. The Funds may invest in variable rate municipal securities. Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. Many municipal securities with variable interest rates purchased by the Funds are subject to repayment of principal (usually within seven days) on the Funds' demand. The terms of these variable-rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

         PARTICIPATION INTERESTS. The Funds may invest in participation interests. Participation interests include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which a Fund would be allowed to invest in directly. The financial institutions from which the Funds may purchase participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give these Funds the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).

         REPURCHASE AGREEMENTS. A Fund may enter into repurchase agreements. A repurchase agreement is an agreement whereby a fund takes possession of securities from another party in exchange for cash and agrees to sell the security back to the party at a specified time and price. To the extent that the original seller does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. A Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Advisor or Morgan Stanley, as applicable, to be creditworthy pursuant to guidelines established by the Trustees.


         RESTRICTED AND ILLIQUID SECURITIES. A Fund may invest in securities issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) securities are restricted as to disposition under the federal securities laws and are generally sold to institutional investors, such as the Funds, who agree that they are purchasing such securities for investment purposes and not with a view to public distributions. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) securities are normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity. (The Funds believe that Section 4(2) securities and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid.) The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including
Section 4(2) securities, as determined by the Advisor, Morgan Stanley or Fort Washington, as applicable, as liquid and not subject to the investment limitation applicable to illiquid securities.


The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under the Securities and Exchange Commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Funds believe that the SEC staff has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities: the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security and the number of other potential buyers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades.

         REVERSE REPURCHASE AGREEMENTS. Except as provided above, the Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future it will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on a Fund's records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

         STAND-BY COMMITMENTS. The Funds may enter into stand-by commitments with respect to municipal obligations held by them. Under a stand-by commitment, a dealer agrees to purchase at a Fund's option a specified municipal obligation at its amortized cost value to the Fund plus accrued interest, if any. Stand-by commitments may be exercisable by a Fund at any time before the maturity of the underlying municipal obligations and may be sold, transferred or assigned only with the instruments involved.

The Funds expect that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Funds may pay for a stand-by commitment either separately in cash or by paying a higher price for municipal obligations which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities).

The Funds intend to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the Advisor's opinion, present minimal credit risks. The Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. Stand-by commitments will be valued at zero in determining net asset value of a Fund. Accordingly, where a Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held by the Fund and will be reflected in realized gain or loss when the commitment is exercised or expires.

         STRIPPED OBLIGATIONS. The Funds may purchase U.S. Treasury Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution. These "stripped" U.S. Treasury obligations are offered under the Separate Trading of Registered Interest and Principal Securities ("STRIPS") program or Coupon Under Bank-Entry Safekeeping ("CUBES") program. The Funds may also purchase other stripped securities issued directly by agencies or instrumentalities of the U.S. government. STRIPS and CUBES represent either future interest or principal payments and are direct obligations of the U.S. government that clear through the Federal Reserve System. These participations, which may be issued by the U.S. government (or a U.S. government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount to their face value, and may, with respect to the Bond Funds, include stripped mortgage-backed securities ("SMBS"). Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The Funds also may purchase U.S. dollar-denominated stripped securities that evidence ownership in the future interest payments or principal payments on obligations of foreign governments.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. However, in some cases, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped.

SMBS which are not issued by the U.S. government (or a U.S. government agency or instrumentality) are considered illiquid. SMBS issued by the U.S. government (or a U.S. government agency or instrumentality) may be considered liquid under guidelines established by the Trust's Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Fund's per share net asset value.

Within the past several years, the Treasury Department has facilitated transfers of ownership of stripped securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system and the STRIPS program. Under the STRIPS program, the Funds will be able to have their beneficial ownership of stripped securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

In addition, the Funds may acquire other U.S. government obligations and their unmatured interest coupons that have been stripped by their holder. Having separated the interest coupons from the underlying principal of the U.S. government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax purposes. The Trust is unaware of any binding legislative, judicial or administrative authority on this issue. The staff of the Securities and Exchange Commission believes that participations in TIGRs, CATS and other similar trusts are not U.S. Government securities.

Although a "stripped" security may not pay interest to holders prior to maturity, federal income tax regulations require a Fund to recognize as interest income a portion of the security's discount each year. This income must then be distributed to shareholders along with other income earned by the Fund. To the extent that any shareholders in a Fund elect to receive their dividends in cash rather than reinvest such dividends in additional Fund shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities. In such cases, the Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.

         TRUST PREFERRED SECURITIES. Trust preferred securities are issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities currently permit the issuing entity to treat the interest payments as a tax-deductible cost. These securities, which have no voting rights, have a final stated maturity date and a fixed schedule for periodic payments. In addition, these securities have provisions which afford preference over common and preferred stock upon liquidation, although the securities are subordinated to other, more senior debt securities of the same issuer. The issuers of these securities have the right to defer interest payments for a period of up to five years, although interest continues to accrue cumulatively. The deferral of payments may not exceed the stated maturity date of the securities themselves. The non-payment of deferred interest at the end of the permissible period will be treated as an event of default. At the present time, the Internal Revenue Service treats capital securities as debt.

         U.S. GOVERNMENT OBLIGATIONS. The types of U.S. government obligations in which the Funds may invest include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae) and the Small Business Administration (SBA). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority
(TVA), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy. The Student Loan Marketing Association can also issue debt as a corporation, which is not considered a U.S. Government obligation.

         VARIABLE RATE U.S. GOVERNMENT SECURITIES. Some of the short-term U.S. government securities that the Funds may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.

         OVERSEAS PRIVATE INVESTMENT CORPORATION CERTIFICATES. The Funds may invest in Certificates of Participation issued by the Overseas Private Investment Corporation ("OPIC"). OPIC is a U.S. Government agency that sells political risk insurance and loans to help U.S. businesses invest and compete in over 140 emerging markets and developing nations worldwide. OPIC provides medium to long-term loans and guaranties to projects involving significant equity or management participation. OPIC can lend up to $250 million per project on either a project finance or a corporate finance basis in countries where conventional institutions are often unable or unwilling to lend on such a basis. OPIC issues Certificates of Participation to finance projects undertaken by U.S. companies. These certificates are guaranteed by OPIC and backed by the full faith and credit of the U.S. Government.

         WARRANTS. The Funds may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

         WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. A Fund may enter into when-issued and delayed delivery transactions. These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked-to-market daily and are maintained until the transaction has been settled. The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 25% of the total value of their assets.

         TEMPORARY AND DEFENSIVE INVESTMENTS. A Fund (other than the Money Market Funds) may hold up to 100% of its assets in cash, short-term debt securities or other short-term instruments for temporary defensive purposes. Each of the Short Term Bond Fund, Municipal Bond Fund, Intermediate Municipal Bond Fund, Ohio Municipal Bond Fund and Michigan Municipal Bond Fund may shorten their dollar-weighted average maturity below its normal range if such action is deemed appropriate by the Advisor. The Michigan Municipal Bond Fund may invest in municipal bonds the income on which is exempt from federal income tax but not exempt from Michigan personal income taxes. The Michigan Municipal Money Market Fund may invest in short-term taxable money market obligations. The Money Market Funds may hold up to 100% of their assets in cash. A Fund will adopt a temporary defensive position when, in the opinion of the Advisor, Morgan Stanley or Fort Washington, as applicable, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. The types of short-term instruments in which the Funds may invest for such purposes include short-term money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances of certain qualified financial institutions and corporate commercial paper, which at the time of purchase are rated at least within the "A" major rating category by Standard & Poor's ("S&P") or the "Prime" major rating category by Moody's Investors Service, Inc. ("Moody's"), or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least within the "A" category by S&P or Moody's.

         PORTFOLIO TURNOVER. The Funds will not attempt to set or meet portfolio turnover rates since any turnover would be incidental to transactions undertaken in an attempt to achieve the Funds' investment objectives. The portfolio turnover rates for the Funds except the Money Market Funds and Funds in existence for less than one year for fiscal years ended July 31, 2006, July 31, 2005 and July 31, 2004 were as follows:

------------------------------------------------- ---------------------- --------------------- -----------------------
                                                       FISCAL YEAR           FISCAL YEAR            FISCAL YEAR
                                                          ENDED                 ENDED                  ENDED
                                                      JULY 31, 2006         JULY 31, 2005          JULY 31, 2004
------------------------------------------------- ---------------------- --------------------- -----------------------

------------------------------------------------- ---------------------- --------------------- -----------------------
Small Cap Growth Fund                                         67%                 65%                      95%
------------------------------------------------- ---------------------- --------------------- -----------------------
Mid Cap Growth Fund                                           69%                 54%                      83%
------------------------------------------------- ---------------------- --------------------- -----------------------
Quality Growth Fund(1)                                       108%                 71%                      35%
------------------------------------------------- ---------------------- --------------------- -----------------------
Large Cap Core Fund(2)                                       126%                102%                     101%
------------------------------------------------- ---------------------- --------------------- -----------------------
Equity Index Fund                                              6%                  4%                      14%
------------------------------------------------- ---------------------- --------------------- -----------------------
Balanced Fund(3)                                             191%                146%                     166%
------------------------------------------------- ---------------------- --------------------- -----------------------
Micro Cap Value Fund                                          42%                 12%                      23%
------------------------------------------------- ---------------------- --------------------- -----------------------
Small Cap Value Fund                                          99%                105%                     279%
------------------------------------------------- ---------------------- --------------------- -----------------------
Multi Cap Value Fund                                          40%                 24%                      17%
------------------------------------------------- ---------------------- --------------------- -----------------------
Disciplined Large Cap Value Fund                              57%                 31%                      22%
------------------------------------------------- ---------------------- --------------------- -----------------------
LifeModel Aggressive FundSM                                   14%                 35%                      22%
------------------------------------------------- ---------------------- --------------------- -----------------------
LifeModel Moderately Aggressive FundSM                        19%                 35%                      16%
------------------------------------------------- ---------------------- --------------------- -----------------------
LifeModel Moderate FundSM                                     30%                 41%                      14%
------------------------------------------------- ---------------------- --------------------- -----------------------
LifeModel Moderately Conservative FundSM                      22%                 38%                      19%
------------------------------------------------- ---------------------- --------------------- -----------------------
LifeModel Conservative FundSM                                 15%                 46%                      27%
------------------------------------------------- ---------------------- --------------------- -----------------------
Strategic Income Fund                                          8%                 17%                      36%
------------------------------------------------- ---------------------- --------------------- -----------------------
Dividend Growth Fund(4)                                      147%                 28%                      81%
------------------------------------------------- ---------------------- --------------------- -----------------------
Technology Fund(5)                                           506%                367%                     191%
------------------------------------------------- ---------------------- --------------------- -----------------------
International Equity Fund                                     23%                 21%                      50%
------------------------------------------------- ---------------------- --------------------- -----------------------
High Yield Bond Fund                                          41%                 N/A                      N/A
------------------------------------------------- ---------------------- --------------------- -----------------------
Bond Fund(6)                                                 352%                385%                     389%
------------------------------------------------- ---------------------- --------------------- -----------------------
Intermediate Bond Fund(7)                                    154%                104%                     189%
------------------------------------------------- ---------------------- --------------------- -----------------------
Short Term Bond Fund                                          53%                 68%                      90%
------------------------------------------------- ---------------------- --------------------- -----------------------
U.S. Government Bond Fund(8)                                 103%                159%                     180%
------------------------------------------------- ---------------------- --------------------- -----------------------
Municipal Bond Fund                                           87%                 83%                      35%
------------------------------------------------- ---------------------- --------------------- -----------------------
Intermediate Municipal Bond Fund                              60%                 60%                      84%
------------------------------------------------- ---------------------- --------------------- -----------------------
Ohio Municipal Bond Fund                                      25%                 19%                      15%
------------------------------------------------- ---------------------- --------------------- -----------------------
Michigan Municipal Bond Fund                                  12%                 11%                      21%
------------------------------------------------- ---------------------- --------------------- -----------------------

(1) The Quality Growth Fund experienced increased portfolio turnover in the fiscal year ended July 31, 2006, because of higher than normal sector rotation in 2006, which is due to various factors, including volatility in Energy prices, uncertainty about inflation, and uncertainty about Federal Reserve policy direction. The Fund also followed a strict sell discipline, which contributed to increased portfolio turnover.

(2) The quantitative management process employed by the Large Cap Core Fund tends to result in slightly higher turnover rates than some fundamentally managed portfolios.

(3) The Balanced Fund experienced an increase in portfolio turnover during the fiscal year ended July 31, 2006 as a result of its transition to an active core strategy in January 2006, which required a restructuring of the Fund's equity positions.

(4) The Dividend Growth Fund (formerly the Fifth Third Select Stock Fund) experienced an increase in portfolio turnover for the fiscal year ended July 31, 2006 due to a shift in the Fund's principal investment strategy and change in name, effective August 1, 2005.

(5) The Technology Fund's portfolio turnover rates may experience large variations from year to year, as the technology sector is inherently volatile, due to shorter product cycles and sudden shifts in sentiment for different sub-sectors and individual companies.

(6) The Bond Fund is subject to increased portfolio turnover rates due to mortgage-backed positions rolled monthly into the to-be-announced (TBA) market.

(7) The Intermediate Bond Fund experienced an increase in portfolio turnover during the fiscal year ended July 31, 2006 due to increased trading activity in response to an inverted yield curve and an attempt to produce incremental yield and total return for the Fund.

(8) The U.S. Government Bond Fund engage in agency mortgage dollar rolls on a monthly basis. This activity accounts for the vast majority of the Fund's portfolio turnover. As the Federal Reserve has been raising rates over the past two years, the Fund has been taking off these mortgage dollar rolls, thus contributing to the decline in the Fund's portfolio turnover rate. However, as it appears that the Federal Reserve is no longer raising rates, the Fund will consider putting on more mortgage dollar rolls in the future.

INVESTMENT RISKS (MICHIGAN MUNICIPAL MONEY MARKET FUND AND MICHIGAN MUNICIPAL BOND FUND)

The State of Michigan's economy is principally dependent on manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture and historically has been highly cyclical. It remains highly cyclical despite a gradually diversifying economy.

The economy of Michigan continues to be significantly weaker than that of the nation as a whole. The decline in Michigan wage and salary employment from its peak in early 2000 has been three times more severe than the national decline from its peak. The unemployment rate in the State as of mid-2006 was an estimated 7.0%. However, in calendar year 2005, personal income in Michigan is estimated to have grown 3.6% on a year to year basis.

The overall decline in the State's economy, exacerbated by Michigan's dependence upon manufacturing, and particularly automobile manufacturing, had the effect of requiring the State to make significant adjustments in expenditures and to seek additional revenue sources. This process continued throughout the period 2001 through mid-2006. Among other means of supporting expenditures for State programs, the State's Counter-Cyclical Budget and Economic Stabilization Fund, a reserve fund designed for times of economic decline, which exceeded $1.2 billion as of September 30, 2000, has been substantially expended, its balance at September 30, 2005 being $2 million.

Among the budget uncertainties facing the State during the next several years are whether the school finance reform package presently in force will provide adequate revenues to fund Kindergarten through Twelfth Grade education in the future, whether international economic and business conditions will continue to adversely affect Michigan's economy, particularly automobile production, and the uncertainties presented by proposed changes in Federal aid policies for state and local governments. In addition, the repeal of the Michigan single business tax, approved by the Legislature in mid-2006, to be effective at calendar year end 2007, will require the State to enact measures to replace the State revenue arising from that tax source.

The State Constitution limits the amount of total State revenues that can be raised from taxes and certain other sources. State revenues (excluding federal aid and revenues for payment of principal and interest on general obligation bonds) in any fiscal year are limited to a fixed percentage of State personal income in the prior calendar year or average of the prior three calendar years, whichever is greater, and this fixed percentage equals the percentage of the 1978-79 fiscal year state government revenues to total calendar 1977 State personal income (which was 9.49%).

If in any fiscal year revenues exceed the revenue limitation by 1% or more, the entire amount of such excess must be rebated in the following fiscal year's personal income tax or single business tax. Any excess of less than 1% may be transferred to the State's Budget and Economic Stabilization Fund, a cash reserve intended to mitigate the adverse effects on the State budget of downturns in the business cycle. The State may raise taxes in excess of the limit for emergencies when deemed necessary by the Governor and two-thirds of the members of each house of the Legislature.

The State Constitution also provides that the proportion of State spending paid to all units of local government to total State spending may not be reduced below the proportion in effect in the 1978-79 fiscal year.

The State Constitution also requires the State to finance any new or expanded activity of local governments mandated by State law. Any expenditures required by this provision would be counted as State spending for local units of government for the purpose of determining compliance with the provision cited above.

The State Constitution limits State general obligation debt to (i) short-term debt for State operating purposes, (ii) short and long-term for the purpose of making loans to school districts, and (iii) long-term debt for voter-approved purposes.

Short-term debt for operating purposes is limited to an amount not in excess of 15% of undedicated revenue received during the preceding fiscal year and must be issued only to meet obligations incurred pursuant to appropriation and repaid during the fiscal year in which incurred. Such debt does not require voter approval.

The amount of debt incurred by the State for the purpose of making loans to school districts is recommended by the State Treasurer, who certifies the amounts necessary for loans to school districts. The bonds may be issued in whatever amount required without voter approval. All other general obligation bonds issued by the State must be approved as to amount, purpose and method of repayment by a two-thirds vote of each house of the Legislature and by a majority vote of the public at a general election. There is no limitation as to number or size of such general obligation issues.

There are also various State authorities and special purpose agencies created by the State which issue bonds secured by specific revenues. Such debt is not a general obligation of the State.

The State has issued and outstanding general obligation full faith and credit bonds for Water Resources, Environmental Protection Program, Recreation Program and School Loan purposes. As of September 30, 2005, the State had approximately $1.6 billion of general obligation bonds outstanding.

The State may issue notes or bonds without voter approval for the purposes of making loans to school districts. The proceeds of such notes or bonds are deposited in the School Bond Loan Fund maintained by the State Treasurer and used to make loans to school districts for payment of debt on qualified general obligation bonds issued by local school districts.

As of mid-2006, the ratings on State of Michigan general obligation bonds were "Aa3" by Moody's and "AA-" by S&P. There is no assurance that such ratings will continue for any period of time or that such ratings will not be revised or withdrawn. Because all or most of the Michigan Municipal Obligations are revenue or general obligations of local governments or authorities, rather than general obligations of the State of Michigan itself, ratings on such Michigan Municipal Obligations may be different from those given to the State of Michigan.

The State is a party to various legal proceedings seeking damages or injunctive or other relief. In addition to routine litigation, certain of these proceedings could, if unfavorably resolved from the point of view of the State, substantially affect State programs or finances. These lawsuits involved programs generally in the areas of corrections, tax collection, commerce, and proceedings involving other budgetary reductions to school districts and governmental units, and court funding. The ultimate disposition of these proceedings was not determinable as of mid 2006. There are several proposed amendments to the State Constitution which will, absent some intervening administrative or judicial action, be submitted to the people of the State at the November 2006 general election and which, if adopted by the electorate, may impose significant additional restrictions on the ability of the State to raise additional revenue and to continue discretionary funding of various State programs at present levels.

The State Constitution limits the extent to which municipalities or political subdivisions may levy taxes upon real and personal property through a process that regulates assessments.

In 1994, Michigan voters approved a comprehensive property tax and school finance reform measure commonly known as Proposal A. Under Proposal A, as approved and implemented, effective May 1, 1994, the State's sales and use tax increased from 4% to 6%, the State's income tax decreased from 4.6% to 4.4% (since reduced to 3.9%), and other new or increased taxes were imposed, including those on tobacco products and real estate transfers. In addition, beginning in 1994, a new State property tax of 6 mills began to be imposed on all real and personal property subject to the general property tax. All local school boards are authorized, with voter approval, to levy up to the lesser of 18 mills or the number of mills levied in 1993 for school operating purposes on non-homestead property and non-qualified agricultural property.

Proposal A shifted significant portions of the cost of local school operations from local school districts to the State and raised additional State revenues to fund these additional State expenses. These additional revenues will be included within the State's constitutional revenue limitations and impact the State's ability to raise additional revenues in the future.

INVESTMENT RISKS (OHIO MUNICIPAL BOND FUND AND OHIO TAX EXEMPT MONEY MARKET
FUND)

The State of Ohio is a leading industrial state and exporter of manufactured goods. During the past two decades, both the number and percentage of manufacturing jobs, particularly in durable goods, has declined. Job growth in the state has been primarily in business services and distribution sectors. Ohio's economy is concentrated in automobile production and equipment, steel, rubber products and household appliances. Because Ohio and certain local governments have large exposure to these industries, trends in these industries, over the long term, may affect the demographic and financial position of Ohio and its local governments. To the degree that Ohio local governments are exposed to domestic manufacturers that fail to make competitive adjustments, employment rates and disposable income of Ohio residents may deteriorate, possibly leading to population declines and the erosion of local government tax bases.

In addition to the economic trends above, the political climate in various local governments may contribute to the decisions of various businesses and individuals to relocate outside of Ohio. A locality's political climate in particular may affect its own credit standing. For Ohio and its underlying local governments, adjustment of credit ratings by the ratings agencies may affect the ability to issue securities and thereby affect the supply of issuances meeting the Fund's standards for investment.

Ohio ended fiscal year 2006 with a General Revenue Fund balance of $631.9 million. Ohio has also maintained a "rainy day" fund, the Budget Stabilization Fund, which had a balance of approximately $1,010.7 million as of the end of fiscal year 2006.

Litigation, similar to that in other states, has been pending in Ohio courts since 1991 questioning the constitutionality of Ohio's system of school funding and compliance with the state constitutional requirement that Ohio provide a "thorough and efficient system of common schools." On December 11, 2002, the Ohio Supreme Court, in a 4-3 decision, concluded (as it had in 1997 and 2000) that the State had not complied with that requirement and directed the General Assembly "to enact a school-funding scheme that is thorough and efficient." At this time, it is not possible to predict the response of the General Assembly to this decision or whether any such response will be subject to further litigation. Several bills have been introduced in the General Assembly to address school funding, but the outcomes of these bills are uncertain. School funding poses significant but manageable challenges to the overall fiscal stability of Ohio.

Ohio has established procedures for fiscal emergencies under which financial planning and supervision commissions are established to monitor the fiscal affairs of financially troubled local governments. The original municipal fiscal emergency law was enacted in 1979 as a response to a financial crisis in the city of Cleveland. Since that time, financial planning and supervision commissions have aided 43 Ohio local governments declared in fiscal emergency. As of July 2006, seventeen remain under stewardship. Under this law, a local government is required to develop a financial plan to eliminate deficits and cure any defaults. In 1996, the fiscal emergency protection law was extended to Ohio counties and townships and the "fiscal watch" status was created to provide early warning to faltering local governments approaching emergency status. As of July, 2006, five local governments were under fiscal watch.

Ohio has established procedures for financial planning and supervision of school districts declared to be in fiscal caution, fiscal watch or fiscal emergency. As of June 30, 2006, out of approximately 600 school districts in Ohio, fifteen school districts were under fiscal watch, and eight were under fiscal emergency. The foregoing discussion only highlights some of the significant financial trends and problems affecting Ohio and its underlying local governments.

                          FIFTH THIRD FUNDS MANAGEMENT


The Funds are managed under the direction of the Board of Trustees. Subject to the provisions of the Declaration of Trust, By-laws and Massachusetts law, the Trustees have all powers necessary and desirable to carry out this responsibility, including the election and removal of Trust officers.


The Trustees and officers of the Trust, their ages, the positions they hold with the Trust, their terms of office and lengths of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that each Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. The business address of the persons listed below is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

                              INDEPENDENT TRUSTEES

                                                                                          NUMBER OF
                                                                                        PORTFOLIOS IN
                    POSITION HELD  TERM OF OFFICE                                        FUND COMPLEX          OTHER
 NAME AND DATE OF     WITH THE      AND LENGTH OF        PRINCIPAL OCCUPATION(S)         OVERSEEN BY       DIRECTOR-SHIPS
      BIRTH             TRUST        TIME SERVED         DURING THE PAST 5 YEARS           TRUSTEE        HELD BY TRUSTEE
------------------- -------------- ---------------- ---------------------------------- ----------------- -------------------

David J. Durham     Trustee        Indefinite,      Chairman of the Board, President          36         Chairman of the
Date of Birth:                     June             and Chief Executive Officer of                       Board of Norris
May, 1945                          2001-Present     Clipper Products, Inc.,                              Products
                                                    (importer and wholesale                              Corporation, a
                                                    distributor), September                              wholesale
                                                    1997-Present.                                        distributor,
                                                                                                         2005-Present.

J. Joseph Hale Jr.  Trustee        Indefinite,      Consultant, Duke Energy, April            36         Trustee for
Date of Birth:                     March            2006-Present. President, Cinergy                     Hanover College,
September, 1949                    2001-Present     Foundation (manager of corporate                     National
                                                    contributions of certain Duke                        Underground
                                                    Energy entities), November 2001-                     Freedom Center,
                                                    Present. President, Cinergy                          the Cincinnati
                                                    Corp. (now Duke Energy),                             Zoo, the Ohio
                                                    Cincinnati Gas & Electric Co.,                       Arts Council, the
                                                    The Union Light Heat & Power                         Cincinnati Parks
                                                    Co., July 2000-October 2001.                         Foundation and
                                                                                                         Playhouse in the
                                                                                                         Park.

John E. Jaymont     Trustee        Indefinite,      Business Development Director,            36         Printing
Date of Birth:                     October 2001-    PIANKO (printing industry                            Industries of
December, 1944                     Present          association), Feb. 2002-                             America: Web
                                                    Present. Business Management
                                                    Offset Assoc., Consultant,
                                                    April 2000-February
                                                    Director; Master 2002.
                                                    President, Metroweb Corp.
                                                    Printers of (publications
                                                    printing) America, Director.
                                                    1997-2000.



                                       31

                                                                                          NUMBER OF
                                                                                        PORTFOLIOS IN
                    POSITION HELD  TERM OF OFFICE                                        FUND COMPLEX          OTHER
 NAME AND DATE OF     WITH THE      AND LENGTH OF        PRINCIPAL OCCUPATION(S)         OVERSEEN BY       DIRECTOR-SHIPS
      BIRTH             TRUST        TIME SERVED         DURING THE PAST 5 YEARS           TRUSTEE        HELD BY TRUSTEE
------------------- -------------- ---------------- ---------------------------------- ----------------- -------------------
David J. Gruber     Trustee        Indefinite,      Project Professional, Resources           36         None
Date of Birth:                     December         Global Professionals (accounting
August, 1963                       2003-Present     and finance consultant),
                                                    December 2004-Present. CFO, Ohio
                                                    Arts & Sports Facilities
                                                    Commission (state funding
                                                    oversight agency), March
                                                    2003-December 2004. Finance
                                                    Director, Ohio Expositions
                                                    Commission (state fair and expo
                                                    center), April 1996-March 2003.


                                                   INTERESTED TRUSTEE
------------------- -------------- ---------------- ---------------------------------- ----------------- ----------------
Edward Burke        Chairman-      Indefinite,      President, Carey Realty                   36         The Foundation
Carey*              Board of       January          Investments, Inc. (commercial                        of the
Date of Birth:      Trustees       1989-Present     real estate), 1990-Present.                          Catholic
July, 1945                                                                                               Diocese of
                                                                                                         Columbus-Trustee.
                                                                                                         Canisius
                                                                                                         College-Trustee.

* Mr. Carey is treated by the Trust as an "interested person" (as defined in Section 2(a)(19) of the 1940 Act) of the Trust and the Advisor because of his past business transactions with Fifth Third Bank and its affiliates.

                                                      OFFICERS
----------------------------------------------------------------------------------------------------------------------
                                    POSITION(S)             TERM OF
                                        HELD               OFFICE AND
           NAME AND                   WITH THE             LENGTH OF                 PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH                  FUNDS              TIME SERVED                DURING THE PAST 5 YEARS
------------------------------- --------------------- --------------------- ------------------------------------------
Bryan C. Haft                   President             Indefinite, June      Employee of BISYS Fund Services Limited
Date of Birth:                                        2005-Present          Partnership since 1992.
January, 1965

Matthew A. Ebersbach            Vice President        Indefinite, March     Assistant Vice President of Fifth Third
Date of Birth:                                        2006-Present          Bank since 2001.
January, 1970

Russell D. Ungerman             Vice President        Indefinite,           Assistant Vice President of Fifth Third
Date of Birth:                                        September             Bank since 1998.
February, 1971                                        2002-Present


                                       32

                                                      OFFICERS
----------------------------------------------------------------------------------------------------------------------
                                    POSITION(S)             TERM OF
                                        HELD               OFFICE AND
           NAME AND                   WITH THE             LENGTH OF                 PRINCIPAL OCCUPATION(S)
        DATE OF BIRTH                  FUNDS              TIME SERVED                DURING THE PAST 5 YEARS
------------------------------- --------------------- --------------------- ------------------------------------------
Rodney L. Ruehle                Anti-Money            Indefinite,           Employee of BISYS Fund Services Limited
Date of Birth:                  Laundering and        September             Partnership since August 1995.
April, 1968                     Chief Compliance      2001-Present
                                Officer

Aaron J. Masek                  Treasurer             Indefinite,           Employee of BISYS Fund Services  Limited
Date of Birth:                                        November              Partnership since July 1996.
January, 1974                                         2005-Present



Warren Leslie                   Secretary and         Indefinite,           Employee of BISYS Funds Service Limited
Date of Birth:                  Assistant Treasurer   September             Partnership since May 1995.
February, 1962                                        2001-Present


Matthew A. Swendiman            Assistant Secretary   Indefinite, October   Assistant Vice President of Fifth Third
Date of Birth:                                        2006-Present          Bank, March 2006 to Present. Attorney,
April, 1973                                                                 Kirkpatrick & Lockhart Nicholson Graham,
                                                                            LLP, May 2005-May 2006. Counsel, The
                                                                            Phoenix Companies, Inc., July 2002-April
                                                                            2005. Assistant Vice President and
                                                                            Assistant Council, Conseco Capital
                                                                            Management, Inc., December 2000-June
                                                                            2002.


For interested Trustees and Officers, positions held with affiliated persons or principal underwriters of the Trust are listed in the following table:


NAME                                 POSITIONS HELD WITH AFFILIATED PERSONS OR PRINCIPAL UNDERWRITERS OF THE FUNDS
Bryan C. Haft                        BISYS Fund Services, Vice President, Client Services
Russell D. Ungerman                  Fifth Third Bank, Assistant Vice President
Matthew A. Ebersbach                 Fifth Third Bank, Assistant Vice President
Matthew A. Swendiman                 Fifth Third Bank, Assistant Vice President
Rodney L. Ruehle                     BISYS Fund Services, Vice President, CCO Services
Warren Leslie                        BISYS Fund Services, Director, Client Services
Aaron J. Masek                       BISYS Fund Services, Director, Fund Administration


COMMITTEES OF THE BOARD OF TRUSTEES


         AUDIT COMMITTEE. The purposes of the Audit Committee are to oversee the Trust's accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; to consider the selection of an independent registered public accounting firm for the Trust and the scope of the audit; and to act as a liaison between the Trust's independent auditors and the full Board of Trustees. Messrs. Hale, Durham, Jaymont, and Gruber serve on this Committee. For the fiscal year ended July 31, 2006, there were four meetings of the Audit Committee.

         NOMINATIONS COMMITTEE. The purpose of the Nominations Committee is to recommend qualified candidates to the Board of Trustees in the event that a position is vacated or created. Messrs. Hale, Durham, Jaymont and Gruber serve on this committee. The Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Nominations Committee in care of the Fifth Third Funds, 3435 Stelzer Road, Columbus, Ohio 43219-3035. During the fiscal year ended July 31, 2006, the Nominations Committee did not meet.

         COMPLIANCE COMMITTEE. The purpose of the Compliance Committee is to review, analyze and investigate compliance matters of the Trust identified by the Board to the Committee. The Committee's function is strictly one of oversight. Generally, the full Board, rather than this Committee, will exercise direct oversight with respect to the Trust's compliance matters. Messrs. Hale and Gruber serve on this committee. The Compliance Committee was formed on September 14, 2006 and therefore did not meet during the fiscal year ended July 31, 2006.

         SPECIAL PROXY VOTING COMMITTEE. The purpose of the Special Proxy Voting Committee is to consider and determine how to vote on behalf of the Trust with respect to specific votes referred by the Trust's investment adviser. Messrs. Hale, Durham, Jaymont, and Gruber serve on this Committee. During the fiscal year ended July 31, 2006, the Special Proxy Voting Committee met one time.

TRUSTEES' SECURITIES OWNERSHIP


         For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee in the Fund and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Fund's family of investment companies as of December 31, 2005:

                                                                                    AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                      SECURITIES IN ALL REGISTERED
                                                                                    INVESTMENT COMPANIES OVERSEEN BY
                                                                                    TRUSTEE IN FAMILY OF INVESTMENT
    NAME OF TRUSTEE           DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS                   COMPANIES
Edward Burke Carey                    Mid Cap Growth Fund: >$100,000                           >$100,000
                                      Quality Growth Fund: >$100,000
                                    Equity Index Fund: $50,001-100,000
                                      Balanced Fund: $50,001-100,000
                                   Small Cap Value Fund: $10,001-50,000
                                   Dividend Growth Fund: $10,001-50,000
                                        Technology Fund: $1-10,000
                                   International Equity Fund: $1-10,000
                                  Prime Money Market Fund: $10,001-50,000
                                  Government Money Market Fund: >$100,000
                             Disciplined Large Cap Value Fund: $10,001-50,000

J. Joseph Hale, Jr.               LifeModel Aggressive FundSM: $1-10,000                       $1-10,000

David J. Durham                     Mid Cap Growth Fund: $10,001-50,000                        >$100,000
                                    Quality Growth Fund: $10,001-50,000
                                   Multi Cap Value Fund: $10,001-50,000
                                      Technology Fund: $10,001-50,000
                                 LifeModel Moderate FundSM: $10,001-50,000
                          LifeModel Moderately Aggressive FundSM: $10,001-50,000

John E. Jaymont                      Small Cap Growth Fund: $1-10,000                          $1-10,000
                                      Quality Growth Fund: $1-10,000
                                   International Equity Fund: $1-10,000
                                      Dividend Growth Fund: $1-10,000

David J. Gruber              LifeModel Moderately Aggressive FundSM: $1-10,000               $10,001-50,000
                                        Technology Fund: $1-10,000
                                    Ohio Municipal Bond Fund: $1-10,000
                                    Prime Money Market Fund: $1-10,000
                                      Multi Cap Value Fund: $1-10,000
                                      Dividend Growth Fund: $1-10,000
                                   International Equity Fund: $1-10,000
                                Disciplined Large Cap Value Fund: $1-10,000

         For independent Trustees and their immediate family members, the following table provides information regarding each class of securities owned beneficially in an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust, as of December 31, 2005:

                                  NAME OF OWNERS
                                       AND
                                  RELATIONSHIPS                             TITLE OF          VALUE OF           PERCENT OF
     NAME OF TRUSTEE                TO TRUSTEE              COMPANY           CLASS          SECURITIES            CLASS
J. Joseph Hale, Jr.                    N/A                    N/A              N/A              N/A                 N/A
David J. Durham                        N/A                    N/A              N/A              N/A                 N/A
John E. Jaymont                        N/A                    N/A              N/A              N/A                 N/A
David J. Gruber                        N/A                    N/A              N/A              N/A                 N/A

         As of November 27, 2006, the Officers and Trustees owned less than 1% of any class of any Fund.


TRUSTEES COMPENSATION

                                                                                     TOTAL COMPENSATION
                                                    AGGREGATE COMPENSATION           FROM FUNDS AND FUND
                                                      FROM THE FUNDS FOR           COMPLEX PAID TO TRUSTEES
                                                     THE FISCAL YEAR ENDING          FOR THE FISCAL YEAR
   NAME OF PERSON, POSITION                               JULY 31, 2006                ENDING JULY 31, 2006
Edward Burke Carey, Trustee                                 $72,734                         $72,734
J. Joseph Hale, Jr., Trustee                                 64,296                          64,296
David J. Durham, Trustee                                     64,296                          64,296
John E. Jaymont, Trustee                                     71,546                          71,546
David J. Gruber, Trustee                                     64,296                          64,296

BENEFICIAL OWNERSHIP


         The following table indicates the name, address, and percentage of ownership of each person who owns of record or is known by the Trust to own beneficially 5% or more of any Class of a Fund's outstanding shares as of November 1, 2006.

---------------------------------------------------------- ---------------------------- ----------------------------
                                                           PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                               ASSETS HELD BY THE           CLASS TOTAL ASSETS
                       FUND/CLASS                                  SHAREHOLDER            HELD BY THE SHAREHOLDER
---------------------------------------------------------- ---------------------------- ----------------------------
BALANCED FUND INSTITUTIONAL CLASS

Fifth Third Bank Trustee                                                        53.75%
Various Fascorp Record Kept Plans
8515 E Orchard Rd
Greenwood Village  CO  80111

Fifth Third Bank                                                                36.32%                    21.10%
Trust Operations
38 Fountain Sq Plaza Md 1090F2
Cincinnati  OH  45263

Jackson National Separate Account 1                                             36.70%
1 Corporate Way
Lansing  MI  48951

BOND FUND ADVISOR CLASS

Jerry Ferko                                                                      9.03%
1728 Longwood Rd
Mayfield Hts  OH  44124

BOND FUND INSTITUTIONAL CLASS

Fifth Third Bank                                                                83.43%                    78.79%
Trust Operations
38 Fountain Sq Plaza Md 1090F2
Cincinnati  OH  45263

Fifth Third Bank Trustee                                                        12.91%
Various Fascorp Record Kept Plans
8515 E Orchard Rd
Greenwood Village  CO  80111

DISCIPLINED LARGE CAP VALUE FUND ADVISOR CLASS

Ernest J Novak                                                                   7.46%
8665 Century Ln
Russell  OH  44072

DISCIPLINED LARGE CAP VALUE FUND INSTITUTIONAL CLASS

Fifth Third Bank                                                                83.41%                    80.97%
Trust Operations
38 Fountain Sq Plaza Md 1090F2
Cincinnati  OH  45263



                                       36

---------------------------------------------------------- ---------------------------- ----------------------------
                                                           PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                               ASSETS HELD BY THE           CLASS TOTAL ASSETS
                       FUND/CLASS                                  SHAREHOLDER            HELD BY THE SHAREHOLDER
---------------------------------------------------------- ---------------------------- ----------------------------
Fifth Third Bank Trustee                                                        12.69%
Various Fascorp Record Kept Plans
8515 E Orchard Rd
Greenwood Village  CO  80111

DIVIDEND GROWTH FUND ADVISOR CLASS

BISYS Fund Services Ohio Inc                                                    19.71%
3435 Stelzer Rd
Columbus  OH  43219

DIVIDEND GROWTH FUND INSTITUTIONAL CLASS

Fifth Third Bank                                                                69.20%                    64.51%
Trust Operations
38 Fountain Sq Plaza Md 1090F2
Cincinnati  OH  45263

Fifth Third Bank Trustee                                                        17.99%
Various Fascorp Record Kept Plans
8515 E Orchard Rd
Greenwood Village  CO  80111

EQUITY INDEX FUND ADVISOR CLASS

Fifth Third Bank Trustee                                                        39.79%
Various Fascorp Record Kept Plans
8515 E Orchard Rd
Greenwood Village  CO  80111

EQUITY INDEX FUND CLASS A

Fifth Third Bank Trustee                                                         7.06%
Various Fascorp Record Kept Plans
8515 E Orchard Rd
Greenwood Village  CO  80111

EQUITY INDEX FUND INSTITUTIONAL CLASS

Fifth Third Bank Trustee                                                        97.26%
Various Fascorp Record Kept Plans
8515 E Orchard Rd
Greenwood Village  OH  80111



                                       37

---------------------------------------------------------- ---------------------------- ----------------------------
                                                           PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                               ASSETS HELD BY THE           CLASS TOTAL ASSETS
                       FUND/CLASS                                  SHAREHOLDER            HELD BY THE SHAREHOLDER
---------------------------------------------------------- ---------------------------- ----------------------------

EQUITY INDEX FUND PREFERRED SHARES

Fifth Third Bank Trustee                                                       100.00%
Various Fascorp Record Kept Plans
8515 E Orchard Rd
Greenwood Village  OH  80111

EQUITY INDEX FUND SELECT SHARES

Fifth Third Bank Trustee                                                       100.00%
Various Fascorp Record Kept Plans
8515 E Orchard Rd
Greenwood Village  OH  80111

EQUITY INDEX FUND TRUST SHARES

Fifth Third Bank Trustee                                                        97.43%
Various Fascorp Record Kept Plans
8515 E Orchard Rd
Greenwood Village  OH  80111

GOVERNMENT MONEY MARKET FUND CLASS A

Fifth Third Bank                                                                 7.37%
Trust Operations
38 Fountain Sq Plaza Md 1090F2
Cincinnati  OH  45263

GOVERNMENT MONEY MARKET FUND INSTITUTIONAL CLASS

Fifth Third Bank                                                                98.98%                    76.62%
Trust Operations
38 Fountain Sq Plaza Md 1090F2
Cincinnati  OH  45263

HIGH YIELD BOND FUND ADVISOR CLASS

Fifth Third Investment Company                                                 100.00%
Md 1090R8
38 Fountain Square Plaza
Cincinnati  OH  45202



                                       38

---------------------------------------------------------- ---------------------------- ----------------------------
                                                           PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                               ASSETS HELD BY THE           CLASS TOTAL ASSETS
                       FUND/CLASS                                  SHAREHOLDER            HELD BY THE SHAREHOLDER
---------------------------------------------------------- ---------------------------- ----------------------------
HIGH YIELD BOND FUND CLASS B

Fifth Third Investment Company                                                   9.67%
Md 1090R8
38 Fountain Square Plaza
Cincinnati  OH  45202

HIGH YIELD BOND FUND CLASS C

Fifth Third Investment Company                                                  17.56%
Md 1090R8
38 Fountain Square Plaza
Cincinnati  OH  45202

HIGH YIELD BOND FUND INSTITUTIONAL CLASS

Fifth Third Bank                                                                99.82%                    98.23%
Trust Operations
38 Fountain Sq Plaza Md 1090F2
Cincinnati  OH  45263

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND PREFERRED
SHARES

Bank Of New York                                                                36.87%
Hare & Co
111 Sanders Creek Pky
East Syracuse  NY  13057

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND SELECT SHARES

Fifth Third Bank                                                               100.00%                    88.78%
Trust Operations
38 Fountain Sq Plaza Md 1090F2
Cincinnati  OH  45263

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND TRUST SHARES

Fifth Third Bank                                                                83.70%                    11.67%
Trust Operations
38 Fountain Sq Plaza Md 1090F2
Cincinnati  OH  45263



                                       39

---------------------------------------------------------- ---------------------------- ----------------------------
                                                           PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                               ASSETS HELD BY THE           CLASS TOTAL ASSETS
                       FUND/CLASS                                  SHAREHOLDER            HELD BY THE SHAREHOLDER
---------------------------------------------------------- ---------------------------- ----------------------------
INSTITUTIONAL MONEY MARKET FUND SELECT SHARES

Fifth Third Bank                                                                19.35%                    12.36%
Trust Operations
38 Fountain Sq Plaza Md 1090F2
Cincinnati  OH  45263

INSTITUTIONAL MONEY MARKET FUND TRUST SHARES

Fifth Third Bank                                                                86.96%                    19.94%
Trust Operations
38 Fountain Sq Plaza Md 1090F2
Cincinnati  OH  45263

INSTITUTIONAL GOVERNMENT MONEY MARKET INSTITUTIONAL CLASS

Fifth Third Bank                                                                73.88%                    34.95%
Trust Operations
38 Fountain Sq Plaza Md 1090F2
Cincinnati  OH  45263

Mellon Financial Markets LLC                                                    13.86%
United Health Corp
One Mellon Center Suite 0475
Pittsburgh  PA  15258

INSTITUTIONAL MONEY MARKET INSTITUTIONAL CLASS

Fifth Third Bank Trustee                                                        48.99%                    22.38%
Various Fascorp Record Kept Plans
8515 E Orchard Rd
Greenwood Village  OH  80111

USG Corporation                                                                  7.40%
125 S Franklin
Chicago  IL  60606

Fifth Third Bank                                                                 6.68%
Steelcase P/S Money Market Fund
111 Lyons Street NW
Grand Rapids  MI  49503



                                       40

---------------------------------------------------------- ---------------------------- ----------------------------
                                                           PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                               ASSETS HELD BY THE           CLASS TOTAL ASSETS
                       FUND/CLASS                                  SHAREHOLDER            HELD BY THE SHAREHOLDER
---------------------------------------------------------- ---------------------------- ----------------------------
INTERMEDIATE BOND FUND CLASS C

Trustlynx  & Co                                                                 31.97%
Company L49
PO Box 173736
Denver  CO  802173736

INTERMEDIATE BOND FUND INSTITUTIONAL CLASS

Fifth Third Bank                                                                98.30%                    94.72%
Trust Operations
38 Fountain Sq Plaza Md 1090F2
Cincinnati  OH  45263

INTERMEDIATE MUNICIPAL BOND FUND ADVISOR CLASS

BISYS Fund Services Ohio Inc                                                   100.00%
3435 Stelzer Rd
Columbus  OH  43219

INTERMEDIATE MUNICIPAL BOND FUND INSTITUTIONAL CLASS

Fifth Third Bank                                                                99.19%                    95.15%
Trust Operations
38 Fountain Sq Plaza Md 1090F2
Cincinnati  OH  45263

INTERMEDIATE MUNICIPAL BOND FUND CLASS A

Zeel & Co                                                                        7.33%
PO Box 3119
c/o Macatawa Bank Trust Dept
Holland  MI  49422

Edward W Bottum                                                                  6.79%
Edward And Gladys Bottum Trust
9357 Spencer Rd
Brighton  MI  481147550

INTERNATIONAL EQUITY FUND CLASS A

Scudder Trust Company                                                           22.23%
Lacks Enterprises Inc Ret Sav Plan
11 Northeastern Blvd
Salem  NH  030791143



                                       41

---------------------------------------------------------- ---------------------------- ----------------------------
                                                           PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                               ASSETS HELD BY THE           CLASS TOTAL ASSETS
                       FUND/CLASS                                  SHAREHOLDER            HELD BY THE SHAREHOLDER
---------------------------------------------------------- ---------------------------- ----------------------------
INTERNATIONAL EQUITY FUND INSTITUTIONAL CLASS

Fifth Third Bank                                                                82.17%                    78.46%
Trust Operations
38 Fountain Sq Plaza Md 1090f2
Cincinnati  OH  45263

Fifth Third Bank Trustee                                                        16.33%
Various Fascorp Record Kept Plans
8515 E Orchard Rd
Greenwood Village  CO  80111

LARGE CAP CORE FUND ADVISOR CLASS

BISYS Fund Services Ohio Inc                                                    84.02%
3435 Stelzer Rd
Columbus  OH  43219

LARGE CAP CORE FUND INSTITUTIONAL CLASS

Fifth Third Bank Trustee                                                        99.16%
Various Fascorp Record Kept Plans
8515 E Orchard Rd
Greenwood Village  OH  80111

LIFEMODEL AGGRESSIVE FUND ADVISOR CLASS

Shara L Becki                                                                    6.08%
7158 Samaria Rd
Ottawa Lake  MI  49267

LIFEMODEL AGGRESSIVE FUND CLASS A

Fifth Third Bank Ttee                                                            6.03%
Various Fascorp Record Kept Plans
P O  Box 3385
Greenwood Village  OH  80111

LIFEMODEL AGGRESSIVE FUND INSTITUTIONAL CLASS

Fifth Third Bank Trustee                                                        95.86%
Various Fascorp Record Kept Plans
8515 E Orchard Rd
Greenwood Village  OH  80111



                                       42

---------------------------------------------------------- ---------------------------- ----------------------------
                                                           PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                               ASSETS HELD BY THE           CLASS TOTAL ASSETS
                       FUND/CLASS                                  SHAREHOLDER            HELD BY THE SHAREHOLDER
---------------------------------------------------------- ---------------------------- ----------------------------
LIFEMODEL CONSERVATIVE FUND INSTITUTIONAL

Fifth Third Bank Trustee                                                        97.34%
Various Fascorp Record Kept Plans
8515 E Orchard Rd
Greenwood Village  OH  80111

LIFEMODEL MODERATE FUND ADVISOR CLASS

Jean Smeal                                                                       7.05%
2280 Granger Rd
C/O Michael A Poklar
Medina  OH  44256

LIFEMODEL MODERATE FUND CLASS A

Fifth Third Bank Trustee                                                         6.71%
Various Fascorp Record Kept Plans
8515 E Orchard Rd
Greenwood Village  CO  80111

LIFEMODEL MODERATE FUND INSTITUTIONAL CLASS

Fifth Third Bank Trustee                                                        98.74%
Various Fascorp Record Kept Plans
8515 E Orchard Rd
Greenwood Village  OH  80111

LIFEMODEL MODERATELY AGGRESSIVE FUND ADVISOR CLASS

Shara L Becki                                                                   12.99%
7158 Samaria Rd
Ottawa Lake  MI  49267

LIFEMODEL MODERATELY AGGRESSIVE FUND I INSTITUTIONAL
CLASS

Fifth Third Bank Trustee                                                        93.07%
Various Fascorp Record Kept Plans
8515 E Orchard Rd
Greenwood Village  OH  80111



                                       43

---------------------------------------------------------- ---------------------------- ----------------------------
                                                           PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                               ASSETS HELD BY THE           CLASS TOTAL ASSETS
                       FUND/CLASS                                  SHAREHOLDER            HELD BY THE SHAREHOLDER
---------------------------------------------------------- ---------------------------- ----------------------------
LIFEMODEL MODERATELY CONSERVATIVE FUND A

Fifth Third Bank Ttee                                                            8.43%
Various Fascorp Record Kept Plans
P O  Box 3385
Greenwood Village  OH  80111

LIFEMODEL MODERATELY CONSERVATIVE FUND I INSTITUTIONAL

Fifth Third Bank Trustee                                                        86.91%
Various Fascorp Record Kept Plans
8515 E Orchard Rd
Greenwood Village  OH  80111

MICHIGAN MUNICIPAL BOND FUND ADVISOR CLASS

BISYS Fund Services Ohio Inc                                                   100.00%
3435 Stelzer Rd
Columbus  OH  43219

MICHIGAN MUNICIPAL MONEY MARKET FUND INSTITUTIONAL CLASS

Fifth Third Bank                                                                66.50%                    61.97%
Trust Operations
38 Fountain Sq Plaza Md 1090F2
Cincinnati  OH  45263

MICHIGAN MUNICIPAL BOND FUND INSTITUTIONAL CLASS

Fifth Third Bank                                                                99.83%                    96.12%
Trust Operations
38 Fountain Sq Plaza Md 1090F2
Cincinnati  OH  45263

MICRO CAP VALUE FUND ADVISOR CLASS

I B E W Local No 38 Pension                                                     18.80%
Fund Trust Fund
8001 Sweet Valley Dr
Valley View  OH  44125



                                       44

---------------------------------------------------------- ---------------------------- ----------------------------
                                                           PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                               ASSETS HELD BY THE           CLASS TOTAL ASSETS
                       FUND/CLASS                                  SHAREHOLDER            HELD BY THE SHAREHOLDER
---------------------------------------------------------- ---------------------------- ----------------------------
MICRO CAP VALUE FUND CLASS A

Scudder Trust Company                                                           14.17%
Lacks Enterprises Inc Ret Sav Plan
11 Northeastern Blvd
Salem  NH  030791143

MICRO CAP VALUE FUND CLASS C

Counsel Trust FBO                                                                7.50%
Vinyl Visions Llc 401 K Plan
The Times Building
336 Fourth Ave 5th Floor
Pittsburgh  PA  15222

MICRO CAP VALUE FUND INSTITUTIONAL CLASS

Fifth Third Bank Trustee                                                        69.87%
Various Fascorp Record Kept Plans
8515 E Orchard Rd
Greenwood Village  OH  80111

Saxon And Co                                                                     5.02%
FBO 20-10-002-3407998
PO Box 7780-1888
Phila  PA  19182

MID CAP GROWTH FUND ADVISOR CLASS

Aul Group Retirement Annuity                                                     9.27%
Seperate Account Ii
PO Box 1995
Indianapolis  IN  46206

MID CAP GROWTH FUND CLASS C

Counsel Trust FBO                                                               16.88%
Vinyl Visions LLC 401 K  Plan
The Times Building
York  PA  17402



                                       45

---------------------------------------------------------- ---------------------------- ----------------------------
                                                           PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                               ASSETS HELD BY THE           CLASS TOTAL ASSETS
                       FUND/CLASS                                  SHAREHOLDER            HELD BY THE SHAREHOLDER
---------------------------------------------------------- ---------------------------- ----------------------------
MID CAP GROWTH FUND INSTITUTIONAL CLASS

Fifth Third Funds                                                               73.46%                    69.78%
Trust Operations
38 Fountain Sq Plaza Md 1090F2
Cincinnati  OH  45263

Fifth Third Bank Trustee                                                        25.47%
Various Fascorp Record Kept Plans
8515 E Orchard Rd
Greenwood Village  CO  80111

MULTI CAP VALUE FUND ADVISOR CLASS

Saxon & Co                                                                       8.71%
PO Box 7780-1888
ATTN  OEMF
Philadelphia  PA  19182

MULTI CAP VALUE FUND INSTITUTIONAL CLASS

Fifth Third Bank Trustee                                                        93.11%
Various Fascorp Record Kept Plans
8515 E Orchard Rd
Greenwood Village  Oh  80111

MUNICIPAL MONEY MARKET FUND PREFERRED SHARES

Fifth Third Bank                                                                98.10%                    98.10%
Trust Operations
38 Fountain Sq Plaza Md 1090F2
Cincinnati  OH  45263

MUNICIPAL MONEY MARKET FUND SELECT SHARES

Fifth Third Bank                                                               100.00%                    95.26%
Trust Operations
38 Fountain Sq Plaza Md 1090F2
Cincinnati  OH  45263



                                       46

---------------------------------------------------------- ---------------------------- ----------------------------
                                                           PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                               ASSETS HELD BY THE           CLASS TOTAL ASSETS
                       FUND/CLASS                                  SHAREHOLDER            HELD BY THE SHAREHOLDER
---------------------------------------------------------- ---------------------------- ----------------------------
MUNICIPAL MONEY MARKET FUND TRUST SHARES

Fifth Third Bank                                                                97.23%                    92.82%
Trust Operations
38 Fountain Sq Plaza Md 1090F2
Cincinnati  OH  45263

MUNICIPAL BOND FUND CLASS A

Edward W Bottum                                                                  7.56%
Edward And Gladys Bottum Trust
9357 Spencer Rd
Brighton  MI  481147550

MUNICIPAL BOND FUND INSTITUTIONAL CLASS

Fifth Third Bank Ttee                                                           92.90%                    89.74%
Trust Operations
P O  Box 3385
Cincinnati  OH  45263

MUNICIPAL MONEY MARKET FUND INSTITUTIONAL CLASS

Fifth Third Bank                                                                85.30%                    73.36%
Trust Operations
38 Fountain Sq Plaza Md 1090F2
Cincinnati  OH  45263

BISYS Fund Services Ohio Inc                                                     6.17%
3435 Stelzer Rd
Columbus  OH  43219

OHIO MUNICIPAL BOND FUND ADVISOR CLASS

BISYS Fund Services Ohio Inc                                                   100.00%
3435 Stelzer Rd
Columbus  OH  43219



                                       47

---------------------------------------------------------- ---------------------------- ----------------------------
                                                           PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                               ASSETS HELD BY THE           CLASS TOTAL ASSETS
                       FUND/CLASS                                  SHAREHOLDER            HELD BY THE SHAREHOLDER
---------------------------------------------------------- ---------------------------- ----------------------------
OHIO MUNICIPAL BOND FUND INSTITUTIONAL CLASS

Fifth Third Bank                                                                99.70%                    95.79%
Trust Operations
38 Fountain Sq Plaza Md 1090F2
Cincinnati  OH  45263

PRIME MONEY MARKET FUND ADVISOR CLASS

Union Bank Tr Nominee                                                           98.31%
RSG Securities 403B Plan/Omnibus
PO Box 85484
San Diego  CA  921865484

PRIME MONEY MARKET FUND CLASS C

Counsel Trust FBO                                                               56.66%
Walt S Transmission  Inc  401 K
The Times Building
336 Fourth Ave 5th Floor
Pittsburgh  PA  15222

PRIME MONEY MARKET FUND INSTITUTIONAL CLASS

Fifth Third Bank                                                                77.17%                    32.90%
Trust Operations
38 Fountain Sq Plaza MD1090F2
Cincinnati  OH  45263

Fifth Third Bank Trustee                                                         9.64%
Various Fascorp Record Kept Plans
8515 E Orchard Rd
Greenwood Village  CO  80111

QUALITY GROWTH FUND INSTITUTIONAL CLASS

Fifth Third Bank                                                                73.36%                    70.88%
Trust Operations
38 Fountain Sq Plaza Md 1090F2
Cincinnati  OH  45263



                                       48

---------------------------------------------------------- ---------------------------- ----------------------------
                                                           PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                               ASSETS HELD BY THE           CLASS TOTAL ASSETS
                       FUND/CLASS                                  SHAREHOLDER            HELD BY THE SHAREHOLDER
---------------------------------------------------------- ---------------------------- ----------------------------
Fifth Third Bank Ttee                                                           25.19%
Various Fascorp Record Kept Plans
PO Box 630074
Attn Toby Griffin Md 1090c7
Greenwood Village  OH  80111

SHORT TERM BOND FUND ADVISOR CLASS

BISYS Fund Services Ohio Inc                                                   100.00%
3435 Stelzer Rd
Columbus  OH  43219

SHORT TERM BOND FUND INSTITUTIONAL CLASS

Fifth Third Bank Trustee                                                        95.21%
Various Fascorp Record Kept Plans
8515 E Orchard Rd
Greenwood Village  OH  80111

SMALL CAP GROWTH FUND INSTITUTIONAL CLASS

Fifth Third Bank Trustee                                                        97.32%
Various Fascorp Record Kept Plans
8515 E Orchard Rd
Greenwood Village  OH  80111

SMALL CAP VALUE FUND INSTITUTIONAL CLASS

Fifth Third Bank Trustee                                                        96.79%
Various Fascorp Record Kept Plans
8515 E Orchard Rd
Greenwood Village  OH  80111

STRATEGIC INCOME FUND INSTITUTIONAL CLASS

Fifth Third Bank Trustee                                                        97.52%
Various Fascorp Record Kept Plans
8515 E Orchard Rd
Greenwood Village  OH  80111



                                       49

---------------------------------------------------------- ---------------------------- ----------------------------
                                                           PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                               ASSETS HELD BY THE           CLASS TOTAL ASSETS
                       FUND/CLASS                                  SHAREHOLDER            HELD BY THE SHAREHOLDER
---------------------------------------------------------- ---------------------------- ----------------------------
TECHNOLOGY FUND ADVISOR CLASS

Aul Group Retirement Annuity                                                    97.64%
Seperate Account II
PO Box 1995
Indianapolis  IN  46206

TECHNOLOGY FUND INSTITUTIONAL CLASS

Fifth Third Bank                                                                57.49%                    54.26%
Trust Operations
38 Fountain Sq Plaza Md 1090F2
Cincinnati  OH  45263

Fifth Third Bank Trustee                                                        41.53%
Various Fascorp Record Kept Plans
8515 E Orchard Rd
Greenwood Village  CO  80111

US GOVERNMENT BOND FUND ADVISOR CLASS

BISYS Fund Services Ohio Inc                                                   100.00%
3435 Stelzer Rd
Columbus  OH  43219

US GOVERNMENT BOND FUND INSTITUTIONAL CLASS

Fifth Third Bank                                                                71.84%                    59.17%
Trust Operations
38 Fountain Sq Plaza Md 1090F2
Cincinnati  OH  45263

Fifth Third Bank Trustee                                                        25.94%
Various Fascorp Record Kept Plans
8515 E Orchard Rd
Greenwood Village  CO  80111

US TREASURY MONEY MARKET FUND PREFERRED SHARES

Bank Of New York                                                                68.60%
Hare & Co
111 Sanders Creek Pky
East Syracuse  NY  13057



                                       50

---------------------------------------------------------- ---------------------------- ----------------------------
                                                           PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                               ASSETS HELD BY THE           CLASS TOTAL ASSETS
                       FUND/CLASS                                  SHAREHOLDER            HELD BY THE SHAREHOLDER
---------------------------------------------------------- ---------------------------- ----------------------------
BISYS Fund Services                                                             13.50%
3435 Stelzer Rd
Attn Institutional Services Group
Columbus  OH  43219

Fifth Third Bank Trustee                                                        10.72%
Various Fascorp Record Kept Plans
8515 E Orchard Rd
Greenwood Village  OH  80111

US TREASURY MONEY MARKET FUND SELECT SHARES

Fifth Third Bank                                                               100.00%
Trust Operations
38 Fountain Sq Plaza Md 1090F2
Cincinnati  OH  45263

US TREASURY MONEY MARKET FUND TRUST SHARES

Fifth Third Bank                                                                98.69%                    43.42%
Trust Operations
38 Fountain Sq Plaza Md 1090F2
Cincinnati  OH  45263

US TREASURY MONEY MARKET FUND INSTITUTIONAL CLASS

Fifth Third Bank                                                                83.27%                    20.15%
Trust Operations
38 Fountain Sq Plaza Md 1090F2
Cincinnati  OH  45263

Mellon Financial Markets LLC                                                     8.58%
United Health Corp
One Mellon Center Suite 0475
Pittsburgh  PA  15258
---------------------------------------------------------- ---------------------------- ----------------------------


TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, the Trustees are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

CODES OF ETHICS

Each of the Trust, Fifth Third Asset Management, Inc., Morgan Stanley Investment Management Inc., Fort Washington Investment Advisors, Inc. and BISYS Fund Services has adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code permits personnel subject to the code to invest in securities that may be purchased or held by the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The Board has delegated to the Advisor authority to vote proxies on the securities held in a Fund's portfolio. The Board has also approved the Advisor's policies and procedures for voting the proxies, which are described below.


PROXY VOTING PROCEDURES

The Advisor has engaged Institutional Shareholders Service (ISS) to administer the proxy voting policy. The Advisor's Investment Committee reviews and adopts annually the proxy voting recommendations contained in the ISS Proxy Voting Guidelines Summary. The Chief Investment Officer of the Advisor must approve any deviations from these guidelines.

With respect to any proxy vote made on behalf of the Trust that involves a material conflict of interest for the Advisor, the Advisor will refer such proxy vote to the Special Proxy Voting Committee. The Special Proxy Voting Committee is composed exclusively of the independent Trustees of the Board of Trustees of the Funds and will conduct its activities according to the Special Proxy Voting Committee Charter.


PROXY VOTING POLICIES

On matters of corporate governance, generally ISS will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction when the economic factors outweigh any neutral or negative governance changes; and, with respect to shareholder proposals, ask a company to submit its poison pill for shareholder ratification.

On matters of capital structure, generally ISS will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to reduce the par value of common stock, and for proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

On matters relating to management compensation, generally ISS will vote: for stock incentive plans that provide a dollar-for-dollar cash for stock exchange; and against proposals that would permit retirement plans for nonemployee directors.

On matters relating to corporate transactions, ISS will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. ISS will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. ISS will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Advisor may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if ISS decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though ISS typically votes against such measures in other contexts.


INFORMATION REGARDING PROXY VOTES


You may obtain information without charge about how a Fund voted proxies related to its portfolio securities during the 12 month period ended July 31, without charge, by visiting the Securities and Exchange Commission's Web site at www.sec.gov or the Funds' Website at www.53.com.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Trustees has adopted on behalf of the Funds policies and procedures relating to disclosure of the Funds' portfolio securities. These policies and procedures (the "Procedures") are designed to protect the confidentiality of the Funds' portfolio holdings information and to prevent the selective disclosure of such information. The Procedures may be modified at any time with Board approval and, to the extent necessary, will be amended to conform to rules and regulations adopted by the SEC. No provision of the Procedures is intended to restrict or prevent the disclosure of portfolio holdings information that may be required by applicable law or requested by governmental authorities.

The Funds make their respective portfolio holdings information available on the Funds' website at www.fifththirdfunds.com in the section "Annual Reports and Other Information". The Funds' website contains the complete schedule of each Fund's portfolio holdings as of the most recent week's end. This information is posted on the Funds' website on the Tuesday following each week's end, and remains accessible on the website until the next week's information is posted. The posted schedules include the following information for each portfolio security (not including cash positions) held by each of the Funds as of the relevant week's end: (1) CUSIP number; (2) the name of the issuer; (3) number of shares or aggregate par value held; and (4) traded market value. In addition, the Fund's portfolio holdings are disclosed to the public, on a quarterly basis, on forms required to be filed with the SEC. The Fund's Form N-CSRs (with respect to each annual period and semi-annual period) and Form N-Qs (with respect to the first and third quarters of each of the Funds' fiscal years) are available on the SEC's website at www.sec.gov. If a Fund's portfolio holdings information is disclosed to the public (either through a filing on the SEC's EDGAR website or otherwise) before the disclosure of the information on the Funds' website, such Fund may post such information on the Funds' website. Except as provided in the Procedures, the Funds' portfolio holdings may not be disclosed to unaffiliated third parties prior to posting on the website.

Disclosure of the Funds' portfolio holdings information that is not publicly available ("Confidential Portfolio Information") may be made to the Advisor, Morgan Stanley or Fort Washington, as applicable, the Funds' accountant, or each of the Funds' custodian. In addition, to the extent permitted under applicable law, the Advisor, Morgan Stanley or Fort Washington, as applicable, may distribute (or authorize each of the Funds' custodian to distribute) Confidential Portfolio Information more frequently than provided above, or in advance of the website posting, to each of the Funds' service providers ("Service Providers") who require access to such information in order to fulfill their contractual duties with respect to each Fund (such as custodial services, pricing services, proxy voting services, accounting and auditing services and research and trading services) and to facilitate the review of such Fund by certain mutual fund analysts and rating agencies (such as Morningstar and Lipper Analytical Services) ("Rating Agencies"); provided that such disclosure is limited to the information that the Advisor, Morgan Stanley or Fort Washington, as applicable, believes is reasonably necessary in connection with the services to be provided. The Service Providers and Rating Agencies may not provide portfolio holdings information to their subscribers in advance of the public dissemination dates described above.

Before any disclosure of Confidential Portfolio Information to Service Providers or Rating Agencies is permitted, the Advisor's Chief Compliance Officer or persons designated by the Advisor's Chief Compliance Officer (the "Authorizing Persons") must determine that, under the circumstances, such disclosure is in or not opposed to the best interests of each Fund's shareholders. In addition, the recipients of Confidential Portfolio Information must be subject to a written confidentiality agreement, which shall contain, at minimum, provisions specifying that (1) a Fund's Confidential Portfolio Information is the confidential property of that Fund and may not be used for any purpose except in connection with the provision of services to that Fund and, in particular, that such information may not be traded upon; (2) except to the extent contemplated by the Procedures, the recipient of non-public portfolio holdings information agrees to limit access to the information to its employees and agents who are subject to a duty to keep and treat such information as confidential; and (3) upon written request from the Advisor, Morgan Stanley or Fort Washington, as applicable, the recipient shall promptly return or destroy the confidential information.

Except as otherwise permitted by the Procedures, Confidential Portfolio Information may not be disseminated for compensation or other consideration. A list of all persons who receive Confidential Portfolio Information will be available upon request to the Trust's Chief Compliance Officer ("CCO"). The Authorizing Persons are required to ensure that the Advisor, Morgan Stanley or Fort Washington, as applicable, complies fully with the requirements of the Procedures, and the Advisor, Morgan Stanley or Fort Washington, as applicable, will provide a list of its Authorizing Persons to the CCO upon request.


The frequency with which the Confidential Portfolio Information will be disclosed, as well as the lag time associated with such disclosure, will vary depending on such factors as the circumstances of the disclosure and the reason therefore.


The Fund has ongoing arrangements to make Confidential Portfolio Information available to the following Service Providers, each of which is subject to a written confidentiality agreement that prohibits any trading upon the Confidential Portfolio Information:


NAME OF VENDOR                  TYPE OF SERVICE              FREQUENCY                    LAG TIME
------------------------------- ---------------------------- ---------------------------- ----------------------------
DDM Marketing and               marketing and                weekly and quarterly         one day
Communications                  communications
Standard & Poor's               ratings agency               Weekly                       two days
------------------------------- ---------------------------- ---------------------------- ----------------------------


Exceptions to the Procedures may only be made if approved in writing by the CCO as being in or not opposed to the best interests of the respective Fund, and if the recipients are subject to a confidentiality agreement, as described above. Any exceptions must be reported to the Board of Trustees at its next regularly scheduled meeting.

The Advisor, Morgan Stanley or Fort Washington, as applicable, shall have primary responsibility for ensuring that each of the Funds' portfolio holdings information is only disclosed in accordance with the Procedures. As part of this responsibility, the Advisor, Morgan Stanley or Fort Washington, as applicable, must maintain such internal informational barriers as it believes are reasonably necessary for preventing the unauthorized disclosure of Confidential Portfolio Information. The CCO is responsible for initially reviewing the Advisor's, Morgan Stanley's and Fort Washington's policies, procedures and/or processes and for reporting to the Board of Trustees whether, in the CCO's view, these policies, procedures and/or processes are reasonably designed to comply with the Procedures. The CCO shall confirm at least annually that the Advisor's, Morgan Stanley's or Fort Washington's policies, procedures and/or processes are reasonably designed to comply with the Procedures.


If the CCO determines that the Advisor's, Morgan Stanley's and/or Fort Washington's policies, procedures and/or processes are not reasonably designed to comply with the Procedures, the CCO shall notify the Advisor, Morgan Stanley and/or Fort Washington of such deficiency and request that the Advisor, Morgan Stanley and/or Fort Washington indicate how it intends to address the deficiency. If the deficiency is not addressed to the CCO's satisfaction within a reasonable time after such notification (as determined by the CCO), then the CCO shall promptly notify the Board of Trustees of the deficiency and shall discuss with the Board possible responses.


                          INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISOR TO THE TRUST

Fifth Third Asset Management, Inc. ("FTAM" or "Advisor") serves as investment advisor to all Funds and provides investment advisory services through its Trust and Investment Division. FTAM is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which, in turn, is a wholly-owned subsidiary of Fifth Third Bankcorp.

Morgan Stanley serves as investment subadvisor to the International Equity Fund. Fort Washington serves as investment subadvisor to the High Yield Bond Fund.

No advisor shall be liable to the Trust, a Fund, or any shareholder of any of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Because of the internal controls maintained by FTAM to restrict the flow of non-public information, a Fund's investments are typically made without any knowledge of FTAM's or any affiliate's lending relationship with an issuer.

ADVISORY FEES

For advisory services, the Advisor receives annual investment advisory fees as described in the Prospectuses. The following shows all investment advisory fees incurred by the Funds and the amounts of those fees that were voluntarily waived or reimbursed by the Advisor for the fiscal years ended July 31, 2006, July 31, 2005, and July 31, 2004 (amounts in thousands):


     FUND NAME         YEAR ENDED        AMOUNT        YEAR ENDED        AMOUNT         YEAR ENDED         AMOUNT
                     JULY 31, 2006    WAIVED-2006    JULY 31, 2005     WAIVED-2005     JULY 31, 2004    WAIVED-2004
Small Cap Growth       $1,268              --           $1,679              --           $2,397               --
Fund

Mid Cap Growth Fund     3,179              --            3,271              --            3,295               --


Quality Growth Fund     6,697              --            7,980              --            9,282               --


Large Cap Core Fund     1,324              --              796              --            1,037               --


Equity Index Fund       1,243             828            1,398            $932            1,745             $953


Balanced Fund             868             217            1,299             263            1,946               --


Micro Cap Value         1,429              --            2,265              --            2,375               --
Fund

Small Cap Value         1,222              --            1,250              --              801               --
Fund

Multi Cap Value         3,389              --            3,647              --            3,067               --
Fund

Disciplined Large       4,849              --            5,276              --            4,062               --
Cap Value Fund

LifeModel                 233             187              182             145              115               92
Aggressive FundSM

LifeModel                 472             378              396             317              259              208
Moderately
Aggressive FundSM



                                       55

     FUND NAME         YEAR ENDED        AMOUNT        YEAR ENDED        AMOUNT         YEAR ENDED         AMOUNT
                     JULY 31, 2006    WAIVED-2006    JULY 31, 2005     WAIVED-2005     JULY 31, 2004    WAIVED-2004
LifeModel Moderate        728             583              730             584              393              315
FundSM

LifeModel                 157             125              160             128              137              110
Moderately
Conservative FundSM

LifeModel                  86              69               89              71               71               57
Conservative FundSM

Strategic Income        1,581              --             1,717             --            1,703               --
Fund

Dividend Growth           160              31               123             --              174               --
Fund

Technology Fund           544              --               469             --              536               --


International           4,284              --             3,812             --            3,380               --
Equity Fund

High Yield Bond           249              --                --             --               --               --
Fund

Bond Fund               1,709             208             1,757             --            1,933               --


Intermediate Bond       2,866             189             3,489             --            4,298               --
Fund

Short Term Bond         1,502             215             2,387             --            2,498               --
Fund

U.S. Government           324              82               382             76              458               92
Bond Fund

Municipal Bond Fund       261              51               318             --              402               --


Intermediate            1,035             282             1,284            286            1,613               --
Municipal Bond Fund

Ohio Municipal            689              --               846             --              968               --
Bond Fund

Michigan Municipal        302              --               438             --              583               --
Bond Fund



                                       56

     FUND NAME         YEAR ENDED        AMOUNT        YEAR ENDED        AMOUNT         YEAR ENDED         AMOUNT
                     JULY 31, 2006    WAIVED-2006    JULY 31, 2005     WAIVED-2005     JULY 31, 2004    WAIVED-2004
Prime Money Market      5,163              --             5,915             --            6,937               --
Fund

Institutional           5,458           4,093             4,707          3,530            3,680            2,759
Money Market Fund

Institutional           2,506           1,879             2,415          1,812            2,322            1,535
Government Money
Market Fund

Government Money          899              --             1,102             --            1,547               15
Market Fund

U.S. Treasury           4,753           3,565             5,828          4,371            6,899            4,666
Money Market Fund

Michigan Municipal        716              --               747             --              867               --
Money Market Fund

Municipal Money         1,104             809               933            466            1,093              602
Market Fund


The Advisor received no investment advisory fees on behalf of the Ohio Tax-Exempt Money Market Fund, as the Fund has not commenced operations. The investment advisory fees of the Ohio Tax Exempt Money Market Fund are 0.40% of the Fund's net assets.


SUB-ADVISORS AND SUB-ADVISORY FEES


         INTERNATIONAL EQUITY FUND. Morgan Stanley is the sub-advisor to the International Equity Fund under the terms of a Sub-advisory Agreement between FTAM and Morgan Stanley. For its sub-advisory services, Morgan Stanley receives an annual sub-advisory fee paid by the Advisor of 0.45% of net assets for the initial $250 million in assets and 0.25% of net assets for assets in excess of $250 million. For the years ended July 31, 2006, July 31, 2005, and July 31, 2004, Morgan Stanley earned fees from the International Equity Fund of $1,570,999, $1,453,074, and $1,287,748, respectively.

         HIGH YIELD BOND FUND. Fort Washington is the sub-advisor to the High Yield Bond Fund under the terms of a Sub-advisory Agreement between FTAM and Fort Washington. For its sub-advisory services, Fort Washington receives an annual sub-advisory fee paid by the Advisor of 0.40% of net assets for the initial $50 million in assets and 0.30% of net assets for assets in excess of $50 million. For its initial fiscal year ended July 31, 2006, Fort Washington earned fees from the High Yield Bond Fund of $137,975.


ADMINISTRATIVE SERVICES

Effective November 21, 2006, Fifth Third Asset Management, Inc. provides administrative personnel and services to the Funds for the fees set forth in the prospectuses. Prior to November 21, 2006, Fifth Third Bank provided administrative personnel and services to the Funds. BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, performs sub-administration services on behalf of each Fund, for which it receives compensation from Fifth Third Bank. The following shows all fees earned by Fifth Third Bank for providing administrative services to the Funds, and the amounts of those fees that were voluntarily waived, for the years ended July 31, 2006, July 31, 2005 and July 31, 2004 (amounts in thousands):

                     YEAR ENDED         AMOUNT         YEAR ENDED        AMOUNT         YEAR ENDED         AMOUNT
    FUND NAME       JULY 31, 2006     WAIVED-2006    JULY 31, 2005     WAIVED-2005     JULY 31, 2004    WAIVED-2004
Small Cap Growth    $     327             --           $     430            --          $     593             --
Fund

Mid Cap Growth            705             --                 727            --                713             --
Fund

Quality Growth          1,473             --               1,761            --              2,008             --
Fund

Large Cap Core            341             --                 200            --                256             --
Fund

Equity Index Fund         762            269                 861     $     303              1,007        $   378


Balanced Fund             199             --                 295            --                421             --


Micro Cap Value           261             --                 407            --                411             --
Fund

Small Cap Value           247             --                 250            --                154             --
Fund

Multi Cap Value           603             --                 649            --                531             --
Fund

Disciplined             1,070             --               1,157            --                879             --
Large Cap Value
Fund

LifeModel                 282             --                 212            --                133             --
Aggressive FundSM

LifeModel                 561             --                 463            --                299             --
Moderately
Aggressive FundSM

LifeModel                 860             --                 853            --                454             --
Moderate FundSM

LifeModel                 193             --                 188            --                158             --
Moderately
Conservative
FundSM



                                       58

                     YEAR ENDED         AMOUNT         YEAR ENDED        AMOUNT         YEAR ENDED         AMOUNT
    FUND NAME       JULY 31, 2006     WAIVED-2006    JULY 31, 2005     WAIVED-2005     JULY 31, 2004    WAIVED-2004
LifeModel                 110             --                 104            --                 82             --
Conservative
FundSM

Strategic Income          285             --                 313            --                295             --
Fund

Dividend Growth            45             --                  27            --                 38             --
Fund

Technology Fund           104             --                  93            --                 93             --


International             760             --                 679            --                585             --
Equity Fund

High Yield Bond            69             --                 N/A           N/A                N/A            N/A
Fund*

Bond Fund                 508            114                 524           117                558            129


Intermediate              921             52               1,113            63              1,353             78
Bond Fund

Short Term Bond           525             --                 838            --                865             --
Fund

U.S. Government           103             24                 122            28                144             32
Bond Fund

Municipal Bond             92             --                 112            --                127             --
Fund

Intermediate              339             --                 410            11                508             73
Municipal Bond
Fund

Ohio Municipal            229            100                 270           123                305            141
Bond Fund

Michigan                  127             --                 171            --                224             --
Municipal Bond
Fund

Prime Money             2,271          1,033               2,602         1,183              3,002          1,387
Market Fund

Institutional           2,390            955               2,061           824              1,592            644
Money Market Fund

Institutional           1,096            282               1,058           272              1,005            261
Government Money
Market Fund



                                       59

                     YEAR ENDED         AMOUNT         YEAR ENDED        AMOUNT         YEAR ENDED         AMOUNT
    FUND NAME       JULY 31, 2006     WAIVED-2006    JULY 31, 2005     WAIVED-2005     JULY 31, 2004    WAIVED-2004
Government Money          393            202                 483           248                669            173
Market Fund

U.S. Treasury           2,078          1,188               2,557         1,457              2,985          1,725
Money Market Fund

Michigan                  313            116                 327                              375            141
Municipal Money
Market Fund

Municipal Money           398             88                 335            75                378             90
Market Fund

Ohio Tax-Exempt           N/A            N/A                 N/A           N/A                N/A            N/A
Money Market
Fund^

* No fees were paid on behalf of High Yield Bond Fund for the fiscal years ended July 31, 2005 or 2004, as the Fund had not yet commenced operations.

^ No fees were paid on behalf of the Ohio Tax-Exempt Money Market Fund, as it has not commenced operations.

CUSTODY OF FUND ASSETS


Under the custodian agreement, Fifth Third Bank holds each Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Fees for custody services are based upon the market value of Fund securities held in custody plus maintenance fees, transaction fees and out-of-pocket expenses. For the fiscal years ended July 31, 2006, July 31, 2005 and July 31, 2004, those fees were approximately $1,173,211, $1,236,982, and $1,380,002, respectively.


TRANSFER AND DIVIDEND DISBURSING AGENT AND SUB-ACCOUNTANT

BISYS Fund Services Ohio, Inc. serves as transfer and dividend disbursing agent and sub-accountant for the Funds. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders. BISYS Fund Services Ohio, Inc. also maintains the Trust's accounting records. The fee paid for this service is based upon the level of the Funds' average net assets for the period plus out-of-pocket expenses. Prior to October 1, 2004, the transfer agent and dividend disbursing agent for the Funds was Fifth Third Bank. The following shows all fees earned by Fifth Third Bank (prior to October 1, 2004) and BISYS Fund Services Ohio, Inc. (after October 1,
2004) for providing transfer agency and dividend disbursing agency services for the years ended July 31, 2006, July 31, 2005 and July 31, 2004, respectively (amounts in thousands):

                               YEAR ENDED                         YEAR ENDED                         YEAR ENDED
FUND NAME                     JULY 31, 2006                      JULY 31, 2005                      JULY 31, 2004
                           BISYS Fund Services    BISYS Fund Services
                               Ohio, Inc.              Ohio, Inc.          Fifth Third Bank       Fifth Third Bank
Small Cap Growth Fund             $72                        $38                    $10                 $136

Mid Cap Growth Fund               138                         66                     16                  163

Quality Growth Fund               330                        151                     45                  439

Large Cap Core Fund                72                         18                      5                   78

Equity Index Fund                 136                         69                     22                  218

Balanced Fund                      79                         25                      7                  130

Micro Cap Value Fund               96                         36                     10                  137

Small Cap Value Fund               50                         23                      5                   82

Multi Cap Value Fund              163                         59                     13                  141

Disciplined Large Cap             169                        105                     27                  160
Value Fund

LifeModel Aggressive               85                         19                      4                   55
FundSM

LifeModel Moderately              171                         41                      9                   92
Aggressive FundSM

LifeModel Moderate                174                         75                     19                  108
FundSM

LifeModel Moderately               55                         16                      4                   56
Conservative FundSM

LifeModel Conservative             36                          9                      2                   44
FundSM

Strategic Income Fund              81                         27                      7                   85

Dividend Growth Fund               32                          2                      1                   43

Technology Fund                    37                          8                      2                   58



                                       61

                               YEAR ENDED                         YEAR ENDED                         YEAR ENDED
FUND NAME                     JULY 31, 2006                      JULY 31, 2005                      JULY 31, 2004
                           BISYS Fund Services    BISYS Fund Services
                               Ohio, Inc.              Ohio, Inc.          Fifth Third Bank       Fifth Third Bank
International Equity              128                         62                     15                  126
Fund

High Yield Bond Fund*              16                        N/A                    N/A                  N/A


Bond Fund                          88                         46                     12                  121


Intermediate Bond Fund            140                         99                     29                  232

Short Term Bond Fund               83                         75                     22                  147

U.S. Government Bond               27                         11                      3                   43
Fund

Municipal Bond Fund                24                          9                      3                   52

Intermediate Municipal             54                         37                     10                   97
Bond Fund

Ohio Municipal Bond Fund           42                         24                      7                   71

Michigan Municipal Bond            27                         15                      5                   59
Fund

Prime Money Market Fund           275                        216                     61                  463

Institutional Money               274                        172                     47                  250
Market Fund

Institutional                     137                         93                     23                  168
Government Money Market
Fund

Government Money Market            58                         43                     12                  113
Fund

U.S. Treasury Money               241                        203                     70                  453
Market Fund

Michigan Municipal                 41                         30                      8                   63
Money Market Fund

Municipal Money Market             63                         30                      7                   86
Fund

Ohio Tax-Exempt Money             N/A                        N/A                    N/A                  N/A
Market Fund^

* No fees were paid on behalf of the High Yield Bond Fund for the fiscal years ended July 31, 2004 and July 31, 2005, as the Fund had not commenced operations.

^ No fees were paid on behalf of the Ohio Tax-Exempt Money Market Fund as it has not commenced operations.

ADDITIONAL SERVICES


Effective October 1, 2004, Fifth Third Asset Management, Inc. serves as services agent for the Funds. Fifth Third Asset Management, Inc. assists BISYS Fund Services Ohio, Inc. with transfer agency-related services. Fifth Third Asset Management, Inc. receives a fee from BISYS Fund Services Ohio, Inc. at an annual rate of 0.05% of the average daily net assets of the Funds. During the fiscal year ended July 31, 2006, Fifth Third Asset Management, Inc. received fees in the amount of $594,531 for its services as services agent. Fifth Third Asset Management, Inc. received no fees under the Services Agreement during the fiscal year ended July 31, 2005.


FUND ACCOUNTING


Effective November 21, 2006, Fifth Third Asset Management, Inc. serves as fund accountant for the Funds. Prior to November 21, 2006, Fifth Third Bank served as fund accountant for the Funds. BISYS Fund Services Ohio, Inc. serves as the sub-fund accountant for the Funds. The fee paid to the fund accountant is based upon the size of the assets of the funds. The following shows all fund accounting fees paid by the Funds for the years ended July 31, 2006, July 31, 2005 and July 31, 2004.

                                                   YEAR ENDED           YEAR ENDED            YEAR ENDED
FUND NAME                                        JULY 31, 2006         JULY 31, 2005         JULY 31, 2004
Small Cap Growth Fund                                $80                     $95                 $121

Mid Cap Growth Fund                                  122                     127                  130

Quality Growth Fund                                  192                     225                  244

Large Cap Core Fund                                   86                      66                   71

Equity Index Fund                                    162                     189                  201

Balanced Fund                                         82                      91                  103

Micro Cap Value Fund                                  76                      92                   94

Small Cap Value Fund                                  72                      60                  107

Multi Cap Value Fund                                 112                     119                  107

Disciplined Large Cap Value Fund                     159                     162                  136

LifeModel Aggressive FundSM                           73                      61                   48

LifeModel Moderately Aggressive FundSM               105                      85                   54

LifeModel Moderate FundSM                            140                     131                   72

LifeModel Moderately Conservative FundSM              70                      61                   47

LifeModel Conservative FundSM                         70                      61                   46

Strategic Income Fund                                 75                      92                   73

Dividend Growth Fund                                  71                      62                   62



                                       63

                                                   YEAR ENDED           YEAR ENDED            YEAR ENDED
FUND NAME                                        JULY 31, 2006         JULY 31, 2005         JULY 31, 2004
Technology Fund                                       69                      74                   72

International Equity Fund                            259                     266                  212

High Yield Bond Fund*                                 52                     N/A                  N/A

Bond Fund                                            119                     121                  121

Intermediate Bond Fund                               170                     181                  199

Short Term Bond Fund                                 103                     140                  138

U.S. Government Bond Fund                             67                      60                   55

Municipal Bond Fund                                   77                      82                   77

Intermediate Municipal Bond Fund                      99                     104                  112

Ohio Municipal Bond Fund                              76                      74                   78

Michigan Municipal Bond Fund                          79                      78                   79

Prime Money Market Fund                              259                     278                  309

Institutional Money Market Fund                      259                     233                  203

Institutional Government Money Market Fund           156                     151                  148

Government Money Market Fund                          59                      69                   93

U.S. Treasury Money Market Fund                      228                     264                  293

Michigan Municipal Money Market Fund                  52                      55                   61

Municipal Money Market Fund                           96                      77                   87

Ohio Tax-Exempt Money Market Fund^                   N/A                     N/A                  N/A

* No fees were paid on behalf of High Yield Bond Fund for the fiscal years ended July 31, 2005 and July 31, 2004, as the Fund had not commenced operations.

^ No fees were paid on behalf of the Ohio Tax-Exempt Money Market Fund as it has not commenced operations.


LEGAL COUNSEL

Ropes & Gray LLP, One Metro Center, 700 12th Street, NW, Suite 900 Washington, D.C. 20005 is counsel to the Funds.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP ("PwC"), 100 East Broad Street, Suite 2100, Columbus, Ohio 43215, serves as the Funds' independent registered public accounting firm. PwC will audit and report on the Funds' annual financial statements, and may perform other professional accounting, auditing and advisory services when engaged to do so by the Funds.

                          PORTFOLIO MANAGER INFORMATION

The portfolio managers identified under "Fund Management - Portfolio Managers" in each Prospectus are responsible for the day-to-day management of the Funds. Each portfolio manager also has responsibility for the day-to-day management of accounts other than the Fund(s) for which he or she serves as portfolio manager. Information regarding these accounts is set below.

----------------------------------------------------------------------------------------------------------------------
                             NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE
                                                 AS OF JULY 31, 2006
----------------------------------------------------------------------------------------------------------------------
      PORTFOLIO MANAGER          OTHER REGISTERED INVESTMENT     OTHER POOLED INVESTMENT         OTHER ACCOUNTS
                                          COMPANIES                     VEHICLES
------------------------------- ------------------------------ ---------------------------- --------------------------

John E. Augustine               Number: --                     Number: --                   Number: 68
                                Assets: --                     Assets: --                   Assets: $40,868,690
------------------------------- ------------------------------ ---------------------------- --------------------------
Scott A. Billeadeau             Number: 1                      Number: 1                    Number: 55
                                Assets: $16,500,562            Assets: $8,579,403           Assets: $124,938,446
------------------------------- ------------------------------ ---------------------------- --------------------------
John L. Cassady III             Number: 1                      Number: 1                    Number: 148
                                Assets: $2,052,521             Assets: $32,031,621          Assets: $1,726,358,927
------------------------------- ------------------------------ ---------------------------- --------------------------
Amy Denn                        Number: --                     Number: --                   Number: 64
                                Assets: --                     Assets: --                   Assets: $146,989,070
------------------------------- ------------------------------ ---------------------------- --------------------------
Jon Fisher                      Number: --                     Number: --                   Number: 11
                                Assets: --                     Assets: --                   Assets: $10,009,300
------------------------------- ------------------------------ ---------------------------- --------------------------
Steven E. Folker                Number: 1                      Number: 1                    Number: 152
                                Assets: $17,696,026            Assets: $14,867,512          Assets: $811,472,309
------------------------------- ------------------------------ ---------------------------- --------------------------
Martin E. Hargrave              Number: 1                      Number: 1                    Number: 49
                                Assets: $16,500,562            Assets: $8,579,403           Assets: $97,881,761
------------------------------- ------------------------------ ---------------------------- --------------------------
John P. Hoeting                 Number: --                     Number: 1                    Number: 14
                                Assets: --                     Assets: $84,664,349          Assets: $878,053,082
------------------------------- ------------------------------ ---------------------------- --------------------------
Eric J. Holmes                  Number: --                     Number: --                   Number: 7
                                Assets: --                     Assets: --                   Assets: $46,851,902
------------------------------- ------------------------------ ---------------------------- --------------------------
James R. Kirk                   Number: 1                      Number: 2                    Number: 1,055
                                Assets: $23,473,499            Assets: $32,466,305          Assets: $1,113,759,613
------------------------------- ------------------------------ ---------------------------- --------------------------
Peter M. Klein                  Number: --                     Number: --                   Number: 861
                                Assets: --                     Assets: --                   Assets: $311,742,561
------------------------------- ------------------------------ ---------------------------- --------------------------
Mark Koenig                     Number: --                     Number: 1                    Number: 2
                                Assets: --                     Assets: $319,942,355         Assets: $24,897,472
------------------------------- ------------------------------ ---------------------------- --------------------------
Joseph W. Kremer                Number: --                     Number: --                   Number: 3
                                Assets: --                     Assets: --                   Assets: $14,365,646
------------------------------- ------------------------------ ---------------------------- --------------------------
J. Jeffrey Krumpelman           Number: --                     Number: --                   Number: 323
                                Assets: --                     Assets: --                   Assets: $1,517,687,773
------------------------------- ------------------------------ ---------------------------- --------------------------
Peter Kwiatkowski               Number: --                     Number: --                   Number: 370
                                Assets: --                     Assets: --                   Assets: $2,618,127,216
------------------------------- ------------------------------ ---------------------------- --------------------------
David R. Luebke                 Number: --                     Number: 1                    Number: 49
                                Assets: --                     Assets: $8,579,403           Assets: $97,881,761
------------------------------- ------------------------------ ---------------------------- --------------------------
Michael J. Martin               Number: --                     Number: 1                    Number: 6
                                Assets: --                     Assets: $20,437,118          Assets: $94,541,385
------------------------------- ------------------------------ ---------------------------- --------------------------
Mary Jane Matts                 Number: 1                      Number: 2                    Number: 200
                                Assets: $23,473,499            Assets: $32,466,305          Assets: $840,665,838
------------------------------- ------------------------------ ---------------------------- --------------------------
Mirko M. Mikelic                Number: --                     Number: 1                    Number: 31
                                Assets: --                     Assets: $32,031,621          Assets: $385,334,113
------------------------------- ------------------------------ ---------------------------- --------------------------
Edward Moore                    Number: --                     Number: --                   Number: 3
                                Assets: --                     Assets: --                   Assets: $15,657,407*
------------------------------- ------------------------------ ---------------------------- --------------------------
Daniel O'Neill                  Number: --                     Number: --                   Number: 7
                                Assets: --                     Assets: --                   Assets: $46,851,902
------------------------------- ------------------------------ ---------------------------- --------------------------



                                       65

----------------------------------------------------------------------------------------------------------------------
                             NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE
                                                 AS OF JULY 31, 2006
----------------------------------------------------------------------------------------------------------------------
      PORTFOLIO MANAGER          OTHER REGISTERED INVESTMENT     OTHER POOLED INVESTMENT         OTHER ACCOUNTS
                                          COMPANIES                     VEHICLES
------------------------------- ------------------------------ ---------------------------- --------------------------
Sarah M. Quirk                  Number: --                     Number: --                   Number: 11
                                Assets: --                     Assets: --                   Assets: $126,520,944
------------------------------- ------------------------------ ---------------------------- --------------------------
Sunil M. Reddy                  Number: 1                      Number: 1                    Number: 151
                                Assets: $17,696,026            Assets: $14,867,512          Assets: $792,770,069
------------------------------- ------------------------------ ---------------------------- --------------------------
Christian L. Rieddle            Number: --                     Number: 1                    Number: 86
                                Assets: --                     Assets: $32,031,621          Assets: $976,315,479
------------------------------- ------------------------------ ---------------------------- --------------------------
J. Kevin Seagraves              Number: --                     Number: --                   Number: --
                                Assets: --                     Assets: --                   Assets: --
------------------------------- ------------------------------ ---------------------------- --------------------------
Mitchell L. Stapley             Number: 1                      Number: 2                    Number: 112
                                Assets: $2,052,521             Assets: $116,695,969         Assets: $1,481,344,011
------------------------------- ------------------------------ ---------------------------- --------------------------
Ann D. Thivierge                Number: 6                      Number: 1                    Number: 62
                                Assets: $2,686,513,292         Assets: $585,511,684         Assets: $6,184,229,422
------------------------------- ------------------------------ ---------------------------- --------------------------
Jill A. Thompson                Number: --                     Number: 1                    Number: 49
                                Assets: --                     Assets: $                    Assets: $97,881,761
------------------------------- ------------------------------ ---------------------------- --------------------------
Michael P. Wayton               Number: --                     Number: 1                    Number: 2
                                Assets: --                     Assets: $319,942,355         Assets: $24,897,472
------------------------------- ------------------------------ ---------------------------- --------------------------
Brendan M. White                Number: 2                      Number: 2                    Number: 12
                                Assets: $125,825,604           Assets: $126,544,821         Assets: $1,907,060,784
------------------------------- ------------------------------ ---------------------------- --------------------------
E. Keith Wirtz                  Number: --                     Number: --                   Number: --
                                Assets: --                     Assets: --                   Assets: --
------------------------------- ------------------------------ ---------------------------- --------------------------
David L. Withrow                Number: --                     Number: 1                    Number: 127
                                Assets: --                     Assets: $84,664,349          Assets: $3,331,623,921
------------------------------- ------------------------------ ---------------------------- --------------------------
Patricia Younker                Number: --                     Number: --                   Number: 1
                                Assets: --                     Assets: --                   Assets:  $22,897,766
------------------------------- ------------------------------ ---------------------------- --------------------------

*    Assets as of October 31, 2006.

As of July 31, 2006, the following portfolio manager managed the following number of accounts in each of the indicated categories, having the indicated total assets, with respect to which the advisory fee is based on the performance of the account.

----------------------------------------------------------------------------------------------------------------------
                                           PERFORMANCE BASED ADVISORY FEES
                             NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE
                                                 AS OF JULY 31, 2006
----------------------------------------------------------------------------------------------------------------------
      PORTFOLIO MANAGER          OTHER REGISTERED INVESTMENT     OTHER POOLED INVESTMENT         OTHER ACCOUNTS
                                          COMPANIES                     VEHICLES
------------------------------- ------------------------------ ---------------------------- --------------------------
Ann D. Thivierge                Number: 0                      Number: 0                    Number: 2
                                Assets: $0                     Assets: $0                   Assets: $339,332,139
------------------------------- ------------------------------ ---------------------------- --------------------------


CONFLICTS OF INTEREST

From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of a Fund and the management of other registered investment companies, pooled investment vehicles and other accounts (collectively, the "Managed Accounts"). The Managed Accounts might have similar investment objectives or strategies as the Fund, track the same indexes the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The Managed Accounts might also have different investment objectives or strategies than the Fund.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of a Fund. The portfolio manager knows the size, timing and possible market impact of the Fund's trades and could use this information to the advantage of the Managed Accounts and to the possible detriment of the Fund.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Fund and the Managed Accounts, but may not be available in sufficient quantities for both the Fund and the Managed Accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another Managed Account. Fifth Third Asset Management, Inc. has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Portfolio Manager Compensation. Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Advisor, Morgan Stanley or Fort Washington may receive fees from certain accounts that are higher than the fee it receives from the Funds, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Funds. The Advisor, Morgan Stanley and Fort Washington have adopted trade allocation and other policies and procedures that they believe are reasonably designed to address these and other conflicts of interest.


PORTFOLIO MANAGER COMPENSATION

Fifth Third Asset Management, Inc.

Each Fifth Third Asset Management, Inc. ("FTAM") portfolio manager's compensation generally consists of a base salary, a cash incentive bonus and certain Fifth Third Bancorp long-term, non-cash incentives. Portfolio managers are also eligible for the standard retirement, health and welfare benefits available to all FTAM and Fifth Third Bancorp employees. In the case of portfolio managers responsible for managing multiple Funds and/or other FTAM advisory accounts, the method used to determine manager compensation is the same for all such Funds and other accounts.

Portfolio manager base salaries are based upon the manager's experience and level of expertise, taking into account ongoing compensation benchmark analyses performed by FTAM's human resource specialists. A portfolio manager's base salary is generally a fixed amount that may change as a result of periodic performance reviews, upon assumption of new duties, or when a market adjustment of the position is deemed by management to be warranted.

A portfolio manager's bonus is determined by a number of factors. The most important factor is the gross, pre-tax performance over rolling 3-year periods of the managed Funds and other accounts versus the applicable benchmarks against which the performance of the relevant asset class or classes are measured. No incentive bonus is earned under this factor unless the manager outperforms such benchmark(s). Another factor makes such comparison over the most recent one-year period and takes other, more subjective, components and factors into account, including but not limited to client involvement and interaction, client retention and the portfolio manager's compliance record.

Portfolio managers also are eligible to participate in Fifth Third Bancorp long-term, non-cash incentive programs. Such incentives have taken the form of non-transferable restricted stock grants and stock appreciation rights and are awarded to eligible participants on the basis of Fifth Third Bancorp's overall financial performance.

Morgan Stanley Investment Management Inc.

Morgan Stanley pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the International Equity Fund. Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager. Generally, portfolio managers receive base salary compensation based on the level of their position with the investment adviser. In addition to base compensation, portfolio managers may receive discretionary compensation. Discretionary compensation can include:

     o    Cash Bonus;

     o Morgan Stanley's Equity Incentive Compensation Program (EICP) awards--a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions;

     o Investment Management Deferred Compensation Plan (IMDCP) awards--a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the investment adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio Managers must notionally invest a minimum of 25% to a maximum of 50% of the IMDCP deferral into a combination of the designated funds they manage that are included in the IMDCP fund menu, which may or may not include the Fund;

     o Select Employees' Capital Accumulation Program (SECAP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the investment adviser or its affiliates; and

     o Voluntary Equity Incentive Compensation Program (VEICP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation to invest in Morgan Stanley stock units.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

     o Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups. Generally, the greatest weight is placed on the three- and five-year periods.

     o Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

     o    Contribution to the business objectives of the investment adviser.

     o    The dollar amount of assets managed by the portfolio manager.

     o    Market compensation survey research by independent third parties.

     o    Other qualitative factors, such as contributions to client objectives.

     o Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the Global Investor Group, a department within Morgan Stanley Investment Management that includes all investment professionals.

Occasionally, to attract new hires or to retain key employees, Morgan Stanley will guarantee the total amount of compensation in advance of the fiscal year end based on current market levels. In limited circumstances, the guarantee may continue for more than one year. The guaranteed compensation is based on the same factors as those comprising overall compensation described above.

Fort Washington Investment Advisors, Inc.

All portfolio managers receive a fixed base salary and annual performance bonuses. Bonuses are based primarily on the overall performance of Fort Washington as well as the pre-tax performance (relative to the appropriate benchmark) of their respective asset category over a one-year and a three-year time horizon. Secondarily, portfolio managers are also assessed on their ability to retain clients and attract new clients. Additionally a long-term retention plan was instituted in 2000, whereby certain investment professionals are periodically granted participation units with a 7-year cliff vesting schedule. The structure includes long-term vesting provisions. The percentage of compensation allocated to performance bonuses, asset-increase incentives and long-term incentive compensation is determined annually by the firm's President and approved by the Board of Directors.

SECURITIES OWNERSHIP


The following table discloses the dollar range of equity securities beneficially owned by the portfolio managers in each of the Funds for which they are primarily responsible as of July 31, 2006:

---------------------------------------- -------------------------------------------------------- -----------------------
       NAME OF PORTFOLIO MANAGER                                  FUND                               DOLLAR RANGE OF
                                                                                                    EQUITY SECURITIES
---------------------------------------- -------------------------------------------------------- -----------------------
John E. Augustine                                      LifeModel Aggressive FundSM                      $1-$10,000
                                                 LifeModel Moderately Aggressive FundSM              $10,001-$50,000
                                                LifeModel Moderately Conservative FundSM             $10,001-$50,000
                                                      LifeModel Conservative FundSM                        None
                                                        LifeModel Moderate FundSM                          None
---------------------------------------- -------------------------------------------------------- -----------------------
Scott A. Billeadeau                                       Small Cap Growth Fund                         $1-$10,000
                                                           Mid Cap Growth Fund                       $10,001-$50,000
                                                             Technology Fund                         $10,001-$50,000
---------------------------------------- -------------------------------------------------------- -----------------------
John L. Cassady III                                           Balanced Fund                                None
                                                                Bond Fund
                                                         Intermediate Bond Fund
                                                       U.S. Government Bond Fund
---------------------------------------- -------------------------------------------------------- -----------------------
Amy Denn                                                      Balanced Fund                                None
                                                           Quality Growth Fund                       $10,001-$50,000
---------------------------------------- -------------------------------------------------------- -----------------------
Jon Fisher                                                    Balanced Fund                                None
---------------------------------------- -------------------------------------------------------- -----------------------
Steven E. Folker                                           Quality Growth Fund                      $100,001-$500,000
                                                       LifeModel Aggressive FundSM                         None
                                                 LifeModel Moderately Aggressive FundSM                    None
                                                LifeModel Moderately Conservative FundSM                   None
                                                      LifeModel Conservative FundSM                        None
                                                        LifeModel Moderate FundSM                   $$50,001-$100,000
---------------------------------------- -------------------------------------------------------- -----------------------
Martin E. Hargrave                                         Mid Cap Growth Fund                      $50,0001-$100,000
                                                          Small Cap Growth Fund                            None
---------------------------------------- -------------------------------------------------------- -----------------------
John P. Hoeting                                           Short Term Bond Fund                             None
---------------------------------------- -------------------------------------------------------- -----------------------
Eric J. Holmes                                            Micro Cap Value Fund                       $10,001-$50,000
---------------------------------------- -------------------------------------------------------- -----------------------
James R. Kirk                                             Multi Cap Value Fund                       $10,001-$50,000
                                                    Disciplined Large Cap Value Fund                 $50,001-$100,000
---------------------------------------- -------------------------------------------------------- -----------------------
Peter M. Klein                                            Multi Cap Value Fund                       $10,001-$50,000
---------------------------------------- -------------------------------------------------------- -----------------------
Mark Koenig                                                 Equity Index Fund                              None
                                                           Large Cap Core Fund                             None
---------------------------------------- -------------------------------------------------------- -----------------------
Joseph W. Kremer                                          Small Cap Value Fund                       $10,001-$50,.000
---------------------------------------- -------------------------------------------------------- -----------------------
J. Jeffrey Krumpelman                                     Dividend Growth Fund                             None
                                                         Strategic Income Fund
---------------------------------------- -------------------------------------------------------- -----------------------
Peter Kwiatkowski                                         Dividend Growth Fund                             None
                                                          Strategic Income Fund                            None
---------------------------------------- -------------------------------------------------------- -----------------------
David R. Luebke                                            Mid Cap Growth Fund                             None
                                                         Small Cap Growth Fund
---------------------------------------- -------------------------------------------------------- -----------------------
Michael J. Martin                                     Michigan Municipal Bond Fund                         None
                                                        Ohio Municipal Bond Fund
                                                           Municipal Bond Fund
                                                   Intermediate Municipal Bond Fund
---------------------------------------- -------------------------------------------------------- -----------------------



                                       69

---------------------------------------- -------------------------------------------------------- -----------------------
       NAME OF PORTFOLIO MANAGER                                  FUND                               DOLLAR RANGE OF
                                                                                                    EQUITY SECURITIES
---------------------------------------- -------------------------------------------------------- -----------------------
Mary Jane Matts                                     Disciplined Large Cap Value Fund                    $1-$10,000
---------------------------------------- -------------------------------------------------------- -----------------------
Mirko M. Mikelic                                                Bond Fund                                  None
                                                        U.S. Government Bond Fund                          None
---------------------------------------- -------------------------------------------------------- -----------------------
Edward Moore                                              Small Cap Value Fund                         $1-$10,000*
---------------------------------------- -------------------------------------------------------- -----------------------
Daniel O'Neill                                            Micro Cap Value Fund                             None
---------------------------------------- -------------------------------------------------------- -----------------------
Sarah M. Quirk                                        Michigan Municipal Bond Fund                         None
                                                       Ohio Municipal Bond Fund
                                                          Municipal Bond Fund
                                                   Intermediate Municipal Bond Fund
---------------------------------------- -------------------------------------------------------- -----------------------
Sunil M. Reddy                                               Technology Fund                       $500,001-$1,000,000
---------------------------------------- -------------------------------------------------------- -----------------------
Christian L. Rieddle                                            Bond Fund                                  None
                                                         Intermediate Bond Fund
                                                       U.S. Government Bond Fund
---------------------------------------- -------------------------------------------------------- -----------------------
J. Kevin Seagraves                                        High Yield Bond Fund                             None
---------------------------------------- -------------------------------------------------------- -----------------------
Mitchell L. Stapley                                           Balanced Fund                                None
                                                                Bond Fund
                                                         Intermediate Bond Fund
                                                          Short Term Bond Fund
                                                        U.S. Government Bond Fund
                                                          High Yield Bond Fund
                                                       LifeModel Aggressive FundSM
                                                 LifeModel Moderately Aggressive FundSM
                                                LifeModel Moderately Conservative FundSM
                                                      LifeModel Conservative FundSM
                                                        LifeModel Moderate FundSM
---------------------------------------- -------------------------------------------------------- -----------------------
Ann D. Thivierge                                        International Equity Fund                          None
---------------------------------------- -------------------------------------------------------- -----------------------
Jill A. Thompson                                          Small Cap Growth Fund                            None
                                                           Mid Cap Growth Fund                          $1-$10,000
---------------------------------------- -------------------------------------------------------- -----------------------
Michael P. Wayton                                           Equity Index Fund                        $10,001-$50,000
                                                           Large Cap Core Fund                             None
---------------------------------------- -------------------------------------------------------- -----------------------
Brendan M. White                                          High Yield Bond Fund                             None
---------------------------------------- -------------------------------------------------------- -----------------------
E. Keith Wirtz                                          International Equity Fund                    $10,001-$50,000
                                                       LifeModel Aggressive FundSM                         None
                                                      LifeModel Conservative FundSM                        None
                                                  LifeModel Moderately Aggressive FundSM                   None
                                                 LifeModel Moderately Conservative FundSM                  None
                                                        LifeModel Moderate FundSM                    $10,001-$50,000
---------------------------------------- -------------------------------------------------------- -----------------------
David L. Withrow                                         Intermediate Bond Fund                            None
                                                           Short Term Bond Fund
---------------------------------------- -------------------------------------------------------- -----------------------
Patricia Younker                                           Municipal Bond Fund                             None
                                                    Intermediate Municipal Bond Fund
                                                       Michigan Municipal Bond Fund
                                                         Ohio Municipal Bond Fund
---------------------------------------- -------------------------------------------------------- -----------------------

*Market value as of October 31, 2006.


                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Advisor selects brokers and dealers to handle the purchase and sale of portfolio instruments for the Funds, subject to guidelines established by the Trustees. In selecting brokers and dealers to effect portfolio transactions for the Funds, the Advisor seeks to obtain the best combination of price and execution. The best net price, giving effect to brokerage commissions, spreads and other costs, is normally an important factor in this decision, but the Advisor may consider various other factors as it deems relevant. These factors may include, without limitation: (1) the Advisor's knowledge of negotiated commission rates and spreads currently available; (2) the nature of the security being traded; (3) the size and type of transaction; (4) the nature and character of the market for the security; (5) the desired timing of the trade; (6) the activity existing and expected in the market for the security; (7) confidentiality and anonymity; (8) execution, (9) clearance and settlement capabilities, as well as the reputation and perceived soundness of the brokers/dealers selected and others which are considered; (10) the Advisor's knowledge of actual or apparent broker/dealer operational problems; (11) the broker/dealer's execution services rendered on a continuing basis and in other transactions; and (12) the reasonableness of spreads or commissions. The Advisor also may consider the quality of research and/or services provided by executing broker/dealers, as discussed below. The Advisor maintains procedures for monitoring best execution, and routinely reviews commission rates and execution and settlement services provided by various broker/dealers in order to determine their competitiveness. The Advisor is not permitted to consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

In reliance on the "safe harbor" provided by Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), the Advisor may cause the Funds to pay broker/dealers providing the Funds with brokerage and research services (as defined in the 1934 Act) an amount of commission for effecting portfolio transactions in excess of the commission another broker/dealer would have charged for effecting the transaction. These brokerage and research services may include, without limitation, written and oral reports on the economy, industries, sectors and individual companies or issuers; appraisals and analysis relating to markets and economic factors; statistical information; accounting and tax law interpretations; political analyses; reports on legal developments affecting portfolio securities; information on technical market actions; credit analyses; on-line quotation and trading systems; risk measurement; analyses of corporate responsibility issues; on-line news services; and financial and market database services. Generally, the Advisor may use brokerage and research services to benefit the Funds as well as other investment accounts managed by the Advisor or its affiliates. The Advisor may not necessarily use all brokerage and research services received to benefit the particular Fund paying the brokerage commissions that gave rise to the receipt of such services.

The determination and evaluation of the reasonableness of brokerage commissions paid in connection with portfolio transactions are based primarily on the professional opinions of the advisory personnel responsible for the placement and review of such transactions. These opinions are formed on the basis of, among other things, the experience of these individuals in the securities industry and information available to them concerning the level of commissions being paid by other investors of comparable size and type. The Advisor may select broker/dealers based on its assessment of their ability to provide quality executions and its belief that the research, information and other services provided by such broker/dealer may benefit the Funds. It is not possible to place a precise dollar value on the special executions or on the brokerage and research services the Advisor receives from broker/dealers effecting transactions in portfolio securities. Accordingly, broker/dealers selected by the Advisor may be paid commissions for effecting portfolio transactions in excess of amounts other broker/dealers would have charged for effecting similar transactions if the Advisor determines in good faith that such amounts are reasonable in relation to the value of the brokerage and/or research services provided by those broker/dealers.

Selected products or services provided by broker/dealers may have multiple uses, including administrative, marketing or other uses which do not constitute brokerage or research services within the meaning of Section 28(e) of the 1934 Act. Such products or services are generally referred to as "mixed-use" items. The Advisor evaluates mixed-use products and services and will attempt to make a reasonable allocation of the cost of the product or service according to its use. The Advisor may consider various objective factors in making such an allocation, such as the amount time that the product or service is used, for an eligible purpose within the meaning of Section 28(e) of the 1934 Act. A conflict of interest may arise in allocating the cost of mixed-use items between research and non-research purposes. The proportion of products and services attributable to eligible brokerage or research services will be paid through brokerage commissions generated by Fund transactions; the portion attributable to ineligible products and services will by paid by the Advisor from its own resources. Although the allocation of mixed-use items is not precisely determined, the Advisor makes a good faith effort to fairly allocate such items.

The Advisor evaluates brokerage and research services provided by broker/dealer firms on at least an annual basis. The evaluation criteria focus upon the quality and quantity of brokerage and research services provided by such broker/dealer firms and whether the commissions paid for such services are fair and reasonable.

The allocation of portfolio transactions, including their frequency, to various dealers is determined by the Advisor in its best judgment and in a manner deemed fair and reasonable to shareholders. The major consideration in allocating brokerage business is the assurance that best execution is being received on all transactions effected for all accounts.

Although investment decisions for the Funds are made independently from those of the other accounts managed by the Advisor, the Advisor may invest Fund assets in the same securities and at the same time as they invest assets of other accounts that they manage. When one of the Funds and one or more other accounts managed by the Advisor or its affiliates are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Advisor to be equitable to each. In some cases, this procedure may affect the price paid or shares received by the Funds or the size of the position obtained or disposed of by the Funds. Generally, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds.

The following table shows the amount of brokerage commissions paid by the Funds to brokers who provide research services to the Funds, and the total amounts of the transactions pursuant to which such commissions were paid, for the fiscal year ended July 31, 2006:

FUND                                    COMMISSIONS PAID ON TRANSACTIONS        AMOUNT OF TRANSACTIONS DIRECTED TO
                                      DIRECTED TO FIRMS PROVIDING RESEARCH           FIRMS PROVIDING RESEARCH
                                                 JULY 31, 2006                             JULY 31, 2006
Small Cap Growth Fund                               $643,980                               $307,476,393
Mid Cap Growth Fund                                  812,714                                600,616,329
Quality Growth Fund                                2,217,392                              1,813,902,501
Large Cap Core Fund                                  497,696                                497,926,073
Equity Index Fund                                     35,510                                 72,790,716
Balanced Fund                                        282,403                                640,505,362
Micro Cap Value Fund                                 740,392                                155,536,324
Small Cap Value Fund                                 726,750                                259,218,921
Multi Cap Value Fund                                 441,878                                307,269,274
Disciplined Large Cap Value Fund                     764,297                                648,870,038
Strategic Income Fund                                 11,210                                 11,677,083
Dividend Growth Fund                                  62,296                                 55,209,626
Technology Fund                                    1,168,834                                518,672,439
International Equity Fund                            113,756                                233,690,606
Bond Fund                                              3,845                              2,243,514,569
Intermediate Bond Fund                                 4,884                              3,049,967,067
Short Term Bond Fund                                   2,656                              1,682,641,769

The following table shows the aggregate amount of brokerage commissions paid by each Fund for the fiscal years ended July 31 of each year shown:

                 FUND                        TOTAL BROKERAGE             TOTAL BROKERAGE             TOTAL BROKERAGE
                                             COMMISSIONS PAID            COMMISSIONS PAID            COMMISSIONS PAID
                                              JULY 31, 2006               JULY 31, 2005               JULY 31, 2004
Small Cap Growth Fund                           $689,282                     923,225                    1,794,064

Mid Cap Growth Fund                              852,818                     806,325                    1,048,806

Quality Growth Fund                            2,306,182                   2,571,610                    1,407,900

Large Cap Core Fund                              499,588                     391,410                      480,256

Equity Index Fund                                 35,676                      57,189                      113,747

Balanced Fund                                    298,357                     215,778                      379,456

Micro Cap Value Fund                             796,739                     533,138                      634,878

Small Cap Value Fund                             798,906                     890,087                    1,009,152

Multi Cap Value Fund                             498,525                     304,167                      265,555

Disciplined Large Cap Value Fund                 819,011                     653,939                      602,783

Strategic Income Fund                             13,105                      47,006                      131,089

Dividend Growth Fund                              69,297                      22,090                       58,013

Technology Fund                                1,269,622                     954,645                      803,903

International Equity Fund                        114,039                      83,193                      226,146

Bond Fund                                          3,845                      10,034                        5,087

Intermediate Bond Fund                             4,884                      13,724                       29,483

Short Term Bond Fund                               2,656                      29,832                        4,250

US Government Bond Fund                             ----                      11,612                        2,190

For each of the three most recent fiscal years, none of the Funds paid brokerage commissions to any affiliated broker.

During the fiscal year ended July 31, 2006, the Funds acquired securities of certain of the Funds' regular brokers or dealers or their parents. The aggregate holdings of the Funds of those brokers or dealers as of July 31, 2006 were as follows:

(Amount in thousands, except shares)

BROKER/DEALER                        FUND                     PRINCIPAL/SHARES          MARKET VALUE
ABN AMRO                    Bond Fund                                      430                  $429

                            Intermediate Bond                            2,997                 3,053

                            International Equity Fund                   83,651                 2,315

                            U.S. Treasury Money Market Fund            250,000               250,000

Bank of America             Balanced Fund                               18,250                   940

                            Bond Fund                                    2,850                 2,722

                            Disciplined Large Cap Value Fund           367,540                18,939

                            Dividend Growth Fund                         5,756                   297

                            Equity Index Fund                          156,075                 8,042

                            Institutional Money Market                  26,203                26,155

                            Intermediate Bond                            7,000                 7,651

                            Large Cap Core Fund                         50,089                 2,581

                            Multi Cap Value Fund                       146,400                 7,545

                            Prime Money Market Fund                     17,000                16,942

                            Quality Growth Fund                        435,000                22,416

                            Short Term Bond Fund                         6,367                 6,148

                            Strategic Income Fund                      133,000                 3,879

                            U.S. Treasury Money Market Fund             75,000                75,000



                                       73

BROKER/DEALER                        FUND                     PRINCIPAL/SHARES          MARKET VALUE
Barclays                    Institutional Money Market                  57,500                57,271

                            International Equity Fund                  221,223                 2,595

                            Prime Money Market Fund                     40,000                39,815

                            Strategic Income Fund                       40,000                 1,013

Deutsche Bank               Institutional Government Money Market       90,000                90,000

                            Institutional Money Market                 125,000               124,990

                            Intermediate Bond                           11,007                10,856

                            International Equity Fund                   27,128                 3,140

                            Large Cap Core Fund                          9,381                 1,084

                            Prime Money Market Fund                     45,000                45,000

                            U.S. Treasury Money Market Fund            265,000               265,000

Goldman Sachs               Balanced Fund                                1,000                   978

                            Bond Fund                                    4,900                 4,794

                            Equity Index Fund                           14,776                 2,257

                            Government Money Market                  4,973,585                 4,974

                            Institutional Government Money Market        4,125                     4

                            Institutional Money Market                  37,050                37,062

                            Institutional Money Market               1,664,799                 1,665

                            Intermediate Bond                           16,241                15,759

                            Intermediate Municipal Bond                166,095                   167

                            Large Cap Core Fund                         14,335                 2,190

                            Michigan Municipal Money Bond               69,794                    70

                            Michigan Municipal Money Market            310,898                   310

                            Multi Cap Value Fund                        15,000                 2,291

                            Municipal Bond                             151,120                   150

                            Municipal Money Market                     287,977                   287

                            Ohio Municipal Bond                      2,532,341                 2,532

                            Prime Money Market Fund                     35,000                35,015

                            Prime Money Market Fund                  1,169,913                 1,170

                            Short Term Bond Fund                         3,000                 3,094

                            Strategic Income Fund                       41,000                 1,991

                            U.S. Treasury Money Market Fund          1,224,064                 1,224

JP MorganChase              Balanced Fund                               19,000                   867

                            Balanced Fund                                6,326                 6,154

                            Bond Fund                                   21,051                20,661

                            Disciplined Large Cap Value Fund           487,315                22,232

                            Equity Index Fund                          118,833                 5,421

                            Institutional Money Market                   3,285                 3,274

                            Intermediate Bond                          122,776               120,963

                            International Equity Fund               14,141,789                14,142

                            Large Cap Core Fund                         80,828                 3,687

                            Multi Cap Value Fund                       195,200                 8,905

                            Prime Money Market Fund                      6,500                 6,463

                            Quality Growth Fund                        337,000                15,373

                            Short Term Bond Fund                        18,702                18,416

Nesbitt Burns               U.S. Treasury Money Market Fund            200,000               200,000

State Street                Equity Index Fund                           11,367                   683

UBS                         Bond Fund                                     925                  1,018

                            Institutional Government Money Market       98,312                98,312

                            Institutional Money Market                  80,289                80,224

                            International Equity Fund                   78,142                 4,253

                            Large Cap Core Fund                         19,030                 1,035

                            Prime Money Market Fund                     60,418                60,418



                                       74

BROKER/DEALER                        FUND                     PRINCIPAL/SHARES          MARKET VALUE
                            U.S. Treasury Money Market Fund            238,750               238,750


                                PURCHASING SHARES

Shares of the Funds are sold at their net asset value, less any applicable sales charge, on days the New York Stock Exchange ("NYSE") and the Federal Reserve Bank of Cleveland are open for business. The procedure for purchasing Shares of the Funds is explained in the Prospectus for such Fund and Class under "Investing in the Funds."

ADMINISTRATIVE SERVICES AGREEMENT

With respect to Select Shares, Preferred Shares and Trust Shares, the Trust may enter into an Administrative Service Agreement to permit the payment of non 12b-1 fees to Fifth Third Funds Distributors, Inc. (the "Distributor") to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These non 12b-1 fees are paid at the following amounts: Select Shares - up to 0.08%, Preferred Shares -up to 0.15% and Trust Shares - up to 0.25%. Benefits to shareholders of Select Shares, Preferred Shares and Trust Shares of the Funds may include: (1) providing personal services to shareholders; (2) processing shareholder transactions with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; (4) responding promptly to shareholders' requests and inquiries concerning their accounts; and (5) providing such other services as necessary to service shareholder accounts. These classes of shares are designed for shareholders who may be investing through financial institutions that are providing additional services to such shareholders. These institutions may select whichever class most appropriately compensates them for the level of services they are providing and may be dependent on other fees charged to their clients. Such selection may not represent the least expensive class available to shareholders. The Funds seek to provide flexibility to financial institutions in levels of compensation they may receive from shareholders but are not able to verify that financial institutions are offering the most appropriate share class to their clients.

DISTRIBUTION PLAN


Fifth Third Funds Distributors, Inc. (the "Distributor") serves as the Funds' distributor and has a principal place of business at 3435 Stelzer Road, Columbus, Ohio 43219. With respect to Advisor Shares, Class A Shares, Class B Shares and Class C Shares of the Funds, the Trust has adopted a Plan pursuant to Rule l2b-1 under the Investment Company Act of 1940. The Plan provides for payment of fees to the distributor to finance any activity which is principally intended to result in the sale of a Fund's shares subject to the Plan. Such activities may include the advertising and marketing of shares; preparing printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor. Pursuant to the Plan, the distributor may enter into agreements to pay fees to brokers for distribution and administrative support services and to other participating financial institutions and persons for distribution assistance and support services to the Funds and their shareholders. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions, wiring funds and receiving funds for share purchases and redemptions, confirming and reconciling all transactions, reviewing the activity in Fund accounts, and providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Funds' transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of shares and prospective shareholders.


The Trustees expect that the Plan will result in the sale of a sufficient number of shares so as to allow a Fund to achieve economic viability. It is also anticipated that an increase in the size of a Fund will facilitate more efficient portfolio management and assist a Fund in seeking to achieve its investment objectives.

Pursuant to the Plan with respect to Advisor Shares, the Funds which offer Advisor Shares are authorized to compensate the Distributor at the annual rate of up to 0.50% of the average aggregate net asset value of the Advisor shares of each applicable Fund, held during the month. For the fiscal year ended July 31, 2006, the Distributor received $538,674.

Pursuant to the Plan with respect to Class A Shares, the Funds which offer Class A Shares are authorized to compensate the Distributor at the annual rate of up to 0.25% of the average aggregate net asset value of the Class A Shares of each applicable Fund held during the month. For the fiscal year ended July 31, 2006, the Distributor received $3,576,623.

Pursuant to the Plan with respect to Class B Shares, the Funds which offer Class B Shares are authorized to compensate the Distributor at the annual rate of up to 1.00% of the average aggregate net asset value of the Class B Shares of each applicable Fund held during the month. For the fiscal year ended July 31, 2006, the Distributor received $2,371,592.

Pursuant to the Plan with respect to Class C Shares, the Funds are authorized to compensate the Distributor at the annual rate of up to 0.75% of the average aggregate net asset value of the Class C Shares of each applicable Fund held during the month. For the fiscal year ended July 31, 2006, the Distributor received $638,759.


With respect to Class C Shares, the Trust may enter into an Administrative Service Agreement to permit the payment of fees of up to 0.25% to financial institutions, including Fifth Third Bank, to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. Benefits to shareholders of Class C Shares of the Funds may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail;
(3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.


For the fiscal years ended July 31, 2006, July 31, 2005 and July 31, 2004, the Funds paid $212,920, $268,360, and $281,307, respectively, to Fifth Third Bank to compensate National Financial Services, LLC for providing administrative services to Class C Shares of the Funds.


With respect to all share classes offered by the Trust, these classes of shares are designed for shareholders who may be investing through financial institutions that are providing additional services to such shareholders. These institutions may select whichever class most appropriately compensates them for the level of services they are providing and may be dependent on other fees charged to their clients. Such selection may not represent the least expensive class available to shareholders. The Funds seek to provide flexibility to financial institutions in levels of compensation they may receive from shareholders but are not able to verify that financial institutions are offering the most appropriate share class to their clients.

CONVERSION OF CLASS B SHARES TO CLASS A SHARES

A shareholder's Class B Shares of a Fund, including all shares received as dividends or distributions with respect to such shares, will automatically convert to Class A Shares of the Fund at the end of eight years following the issuance of such shares, consequently, they will no longer be subject to the higher expenses borne by Class B Shares. The conversion rate will be determined on the basis of the relative per share net asset values of the two classes and may result in a shareholder receiving either a greater or fewer number of Class A Shares than the shares so converted.

CONVERSION TO FEDERAL FUNDS

It is the Funds' policy to be as fully invested as possible so that maximum interest or dividends may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Fifth Third Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

EXCHANGING SECURITIES FOR FUND SHARES

Investors may exchange securities they already own for shares of a Fund or they may exchange a combination of securities and cash for Fund shares. Any securities to be exchanged must, in the opinion of the Advisor, meet the investment objective and policies of each Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Fifth Third Bank. A Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by the Advisor.

A Fund values such securities in the same manner as a Fund values its assets. The basis of the exchange will depend upon the net asset value of shares of a Fund on the day the securities are valued. One share of a Fund will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, conversion, or other rights attached to the securities become the property of a Fund, along with the securities.

PAYMENTS TO DEALERS


Authorized broker-dealers, financial institutions and other financial intermediaries who sell shares of Fifth Third Funds and perform services for fund investors may receive sales commissions, annual fees and other compensation (a "reallowance"). Such reallowance is paid by the Distributor using money from sales charges and distribution/service (12b-1) fees. A broker or dealer who receives a reallowance in excess of 90% of the sales charge may be deemed to be an "underwriter" for purposes of the 1933 Act. From time to time, the distributor may elect to reallow up to the following amounts:



CLASS A SHARES

                                             International
                                              Equity Fund                 Equity Index Fund             Other Equity Funds
------------------------------------- ----------------------------- ------------------------------ ------------------------------
          Purchase Amount              Load/Sales       Dealer        Load/Sales       Dealer       Load/Sales        Dealer
                                         Charge       Reallowance       Charge       Reallowance      Charge       Reallowance
------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------

------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------
Less than $50,000                          5.00%          4.50%          5.00%           4.50%          5.00%          4.50%
------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------
$50,000 but less than $100,000             4.50%          4.00%          4.50%           4.00%          4.50%          4.00%
------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------
$100,000 but less than $250,000            3.50%          3.00%          3.50%           3.00%          3.50%          3.00%
------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------
$250,000 but less than $500,000            2.50%          2.10%          2.50%           2.10%          2.50%          2.10%
------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------
$500,000 but less than $1,000,000          2.00%          1.70%          2.00%           1.70%          2.00%          1.70%
------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------
$1,000,000 but less than $5,000,000*       0.00%          0.75%          0.00%           0.05%          0.00%          1.00%
------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------
$5,000,000 but less than                   0.00%          0.50%          0.00%           0.04%          0.00%          0.75%
$25,000,000*
------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------
$25,000,000 or more*                       0.00%          0.25%          0.00%           0.03%          0.00%          0.50%
------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------

                                                                        Selected Bond Funds+             Other Bond Funds
------------------------------------- ----------------------------- ------------------------------ ------------------------------
          Purchase Amount                                             Load/Sales       Dealer       Load/Sales        Dealer
                                                                        Charge       Reallowance      Charge       Reallowance
------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------

------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------
Less than $50,000                                                        3.50%           3.00%          4.75%          4.25%
------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------
$50,000 but less than $100,000                                           3.00%           2.60%          4.50%          3.75%
------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------
$100,000 but less than $250,000                                          2.50%           2.10%          3.50%          3.00%
------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------
$250,000 but less than $500,000                                          2.00%           1.70%          2.50%          2.10%
---------------------------------------------------- -------------- --------------- -------------- -------------- ---------------


                                       77

                                                                        Selected Bond Funds+             Other Bond Funds
------------------------------------- ----------------------------- ------------------------------ ------------------------------
          Purchase Amount                                             Load/Sales       Dealer       Load/Sales        Dealer
                                                                        Charge       Reallowance      Charge       Reallowance
------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------

------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------
$500,000 but less than $1,000,000                                        1.50%           1.25%          2.00%          1.70%
---------------------------------------------------- -------------- --------------- -------------- -------------- ---------------
$1,000,000 but less than $5,000,000*                                     0.00%           0.75%          0.00%          0.75%
---------------------------------------------------- -------------- --------------- -------------- -------------- ---------------
$5,000,000 but less than $25,000,000*                                    0.00%           0.50%          0.00%          0.50%
------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------
$25,000,000 or more*                                                     0.00%           0.25%          0.00%          0.25%
------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------

+ "Selected Bond Funds" include the Short Term Bond Fund, Intermediate Bond Fund and Intermediate Municipal Bond Fund.

A finder's fee may be paid for Class A Shares only. The load/sales charge represents the amount a shareholder pays to purchase the Class A Shares, and the dealer reallowance represents the commission paid to the selling broker/dealer. If a finder's fee is paid to a selling broker/dealer, there will be a 1% contingent deferred sales charge ("CDSC") for a period of 18 months.

*If you purchase $1,000,000 or more of Class A shares and do not pay a sales charge, and you sell any of these shares before the eighteen month anniversary of purchase, you will pay a 1% CDSC on the portion redeemed at the time of redemption. The CDSC will be based upon the lowest of the NAV at the time of purchase and the NAV at the time of redemption. In any sales, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first followed by shares subject to the lowest CDSC (typically shares held for the longest time). The CDSC will be waived for shares purchased as part of an agreement where an organization agrees to waive its customary sales commission.

Class A Shares are sold with an initial sales charge as detailed in the chart above.

The Distributor makes monthly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of Class A Shares for which such dealers are designated the dealer of record):


---------------------------------- -----------------------------------------------------------------------------------
              Rate                                                        Fund
---------------------------------- -----------------------------------------------------------------------------------
Up to 0.25%                        All Funds currently making payments under a Class A Shares distribution plan
---------------------------------- -----------------------------------------------------------------------------------


CLASS B SHARES

Class B Shares are sold without any initial sales charge. The Distributor pays 4% of the amount invested to dealers who sell Class B Shares. A contingent deferred sales charge may be applied to Class B Shares you sell within six years of purchase as shown in the schedule under "Shareholder Information" in the prospectus.

The Distributor makes monthly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of Class B Shares for which such dealers are designated the dealer of record):


---------------------------------- -----------------------------------------------------------------------------------
              Rate                                                        Fund
---------------------------------- -----------------------------------------------------------------------------------
Up to 0.25%                        All Funds currently making payments under a Class B Shares distribution plan
---------------------------------- -----------------------------------------------------------------------------------


CLASS C SHARES

Class C Shares are sold without any initial sales charge. The Distributor pays 1% of the amount invested to dealers who sell Class C Shares. A contingent deferred sales charge may be applied to Class C Shares you sell within twelve months of purchase.

The Distributor makes monthly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of Class C Shares for which such dealers are designated the dealer of record):

------------------------------------ ---------------------------------------------------------------------------------
               Rate                                                        Fund
------------------------------------ ---------------------------------------------------------------------------------
Up to 0.25% during first 18 months   All funds currently making payments under a Class C Shares distribution plan after purchase
------------------------------------ ---------------------------------------------------------------------------------
Up to 1.00% subsequent to first 18   All funds currently making payments under a Class C Shares distribution plan months after purchase
------------------------------------ ---------------------------------------------------------------------------------

ADVISOR SHARES

                                                               Selected Bond Funds*            Other Advisor Share Funds**
-------------------------------------------------------- ---------------- ---------------- ------------------ -----------------
                    Purchase Amount                        Load/Sales         Dealer       Load/Sales Charge       Dealer
                                                             Charge         Reallowance                         Reallowance
-------------------------------------------------------- ---------------- ---------------- ------------------ -----------------

-------------------------------------------------------- ---------------- ---------------- ------------------ -----------------
Less than $50,000                                               2.00%            1.70%            3.25%              2.90%
-------------------------------------------------------- ---------------- ---------------- ------------------ -----------------
$50,000 but less than $100,000                                  1.50%            1.25%            2.75%              2.40%
-------------------------------------------------------- ---------------- ---------------- ------------------ -----------------
$100,000 but less than $250,000                                 1.25%            1.00%            2.00%              1.70%
-------------------------------------------------------- ---------------- ---------------- ------------------ -----------------
$250,000 but less than $500,000                                 1.00%            0.85%            1.25%              1.00%
-------------------------------------------------------- ---------------- ---------------- ------------------ -----------------
$500,000 to $999,999                                            0.50%            0.40%            1.00%              0.85%
-------------------------------------------------------- ---------------- ---------------- ------------------ -----------------
$1,000,000 or more                                        Not Available    Not Available    Not Available      Not Available
-------------------------------------------------------- ---------------- ---------------- ------------------ -----------------

* "Selected Bond Funds" includes the Short Term Bond Fund, Intermediate Bond Fund and Intermediate Municipal Bond Fund.


** "Other Advisor Share Funds" includes the Small Cap Growth Fund, Mid Cap Growth Fund, Quality Growth Fund, Large Cap Core Fund, Equity Index Fund, Balanced Fund, Micro Cap Value Fund, Small Cap Value Fund, Multi Cap Value Fund, Disciplined Large Cap Value Fund, LifeModel Aggressive FundSM, LifeModel Moderately Aggressive FundSM, LifeModel Moderate FundSM, LifeModel Moderately Conservative FundSM, LifeModel Conservative FundSM, Strategic Income Fund, Dividend Growth Fund, Technology Fund, International Equity Fund, High Yield Bond Fund, Bond Fund, U.S. Government Bond Fund, Municipal Bond Fund, Ohio Municipal Bond Fund and Michigan Municipal Bond Fund.


Advisor Shares are sold with an initial sales charge as detailed in the chart above.

The Distributor makes monthly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of Advisor Shares for which such dealers are designated the dealer of record):

------------------------------------ ---------------------------------------------------------------------------------
               Rate                                                        Fund
------------------------------------ ---------------------------------------------------------------------------------
Up to 0.50%                          All funds currently making payments under an Advisor Shares distribution plan
------------------------------------ ---------------------------------------------------------------------------------

                ADDITIONAL PAYMENTS BY THE ADVISOR AND AFFILIATES

Under certain circumstances the Advisor or its affiliates may use their own funds to compensate broker-dealers, financial institutions, and intermediaries that, for instance, sell or arrange for the sale of Fund shares or that perform various shareholder support services, in amounts that are additional to the amounts paid by the Distributor. The Advisor or its affiliates may terminate such payments at any time.

In addition, from time to time, the Advisor or its affiliates, at their expense, may provide additional commissions, compensation, or promotional incentives ("concessions") to broker-dealers, financial institutions, and intermediaries which sell or arrange for the sale of shares of a Fund or that perform various shareholder support services. Such concessions provided by the Advisor or its affiliates may include financial assistance in connection with servicing, accounting for and administering Fund shareholders and their accounts, pre-approved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more funds, and/or other dealer-sponsored events. The Advisor or its affiliates may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales conferences. Additional concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the National Association of Securities Dealers. The Advisor or its affiliates may terminate such payments at any time.

Such additional payments may be based on a percentage of shares sold, an assets under management fee and/or a per account fee, and are sometimes referred to as "revenue sharing."

The Advisor or its affiliates may pay for marketing and distribution expenses out of their own assets.

TRANSACTION FEE. Brokers and agents may charge a transaction fee on the purchase or sale of shares by shareholders.

                               SELLING YOUR SHARES

Shares are redeemed at the next computed net asset value after a Fund receives the redemption request, less any contingent deferred sales charge. Redemption procedures are explained in the prospectuses under "Selling Your Shares." Although the Funds do not charge for telephone redemptions, they reserve the right to charge a fee for the cost of wire-transferred redemptions.

If you purchase $1,000,000 or more of Class A Shares and do not pay a sales charge, and you sell any of these shares within eighteen (18) months of their purchase, you will pay a 1% contingent deferred sales charge on the portion redeemed at the time of redemption. Class B Shares redeemed within six (6) years of purchase and Class C Shares redeemed within one (1) year of purchase may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be reduced with respect to a particular shareholder where a financial institution selling Class B and/or Class C Shares elects not to receive a commission from the distributor with respect to its sale of such shares.

REDEMPTION IN KIND

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period.

Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

POSTPONEMENT OF REDEMPTIONS

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other then customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

                           DETERMINING NET ASSET VALUE

VALUATION OF THE EQUITY FUNDS, BOND FUNDS AND ASSET ALLOCATION FUNDS

Except as noted below, investments of the Equity Funds, Bond Funds, and Asset Allocation Funds of the Trust in securities the principal market for which is a securities exchange or an over-the-counter market are valued at their latest available sale price (except for those securities traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded). Except as noted below, investments of the International Equity Fund in securities the principal market for which is a securities exchange are valued at the closing mid-market price on that exchange on the day of computation.

With regard to each of the above-mentioned Funds, securities the principal market for which is not a securities exchange or an over-the-counter market, are valued at the mean of their latest bid and ask quotations in such principal market. Securities and other assets for which quotations are not readily available are valued at their fair value as determined pursuant to the Valuation Procedures established by and under the general supervision of the Board of Trustees. Short-term securities are valued at either amortized cost or original cost plus interest, which approximates current value. Repurchase Agreements are valued at original cost. Open-end mutual fund investments will be valued at the most recently calculated net asset value. Closed-end mutual funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded.

The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange or other principal market on which it is traded, which value is then converted into its U.S. dollar equivalent at the prevailing foreign rate. When the closing price is not an accurate representation of value due to events that have occurred after the closing of the primary exchange and prior to the time of NAV calculations (hereinafter, a "Significant Event"), then a market quotation is deemed to not be readily available and the fair value of affected securities will be determined by consideration of other factors by the Pricing Committee as detailed below. An example of a frequently occurring Significant Event is a movement in the U.S. equity markets. The Pricing Committee may predetermine the level of such a movement that will constitute a Significant Event (a "Trigger") and preauthorize the Trust's Accounting Agent to utilize a pricing service authorized by the Board (a "Fair Value Pricing Service") that has been designed to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Pricing Committee need not meet (and, therefore, will not produce minutes). The Pricing Committee, however, will determine the fair value of securities effected by a Significant Event where either (i) the Pricing Committee has not authorized the use of a Fair Value Pricing Service, or (ii) where the Significant Event is other than a movement in the U.S. equity markets that qualifies as a Trigger.

Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished through a national pricing service approved by the Board of Trustees. Securities for which market quotations are not readily available and other assets will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Trustees and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board.

USE OF AMORTIZED COST

The Trustees have decided that the fair value of debt securities authorized to be purchased by the Funds with remaining maturities of 60 days or less at the time of purchase may be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Trustees continually assess this method of valuation and recommend changes where necessary to assure that the Funds' portfolio instruments are valued at their fair value as determined in good faith by the Trustees.

MONITORING PROCEDURES

For the Money Market Funds, the Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market values. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 1/2 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

INVESTMENT RESTRICTIONS

SEC rules require that a money market fund limit its investments to instruments that, in the opinion of the Trustees or their delegate, present minimal credit risks and if rated, have received the requisite rating from one or more nationally recognized statistical rating organizations. If the instruments are not rated, the Trustees or their delegate must determine that they are of comparable quality. Shares of investment companies purchased by a Money Market Fund will meet these same criteria and will have investment policies consistent with the Rule. The Rule also requires a money market fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instruments with a remaining maturity of more than 397 days can be purchased by a Money Market Fund. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, a Money Market Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

A Money Market Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of a Money Market Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

In periods of rising interest rates, the indicated daily yield on shares of a Money Market Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of regular trading on the NYSE. In computing the net asset value, the Funds (other than the Money Market Funds) value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

                                   TAX STATUS

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify and to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things, (a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in "qualified publicly traded partnerships" (as defined below); (b) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid - generally taxable ordinary income and the excess, if any, of short-term capital gains over net long-term capital losses), and its net tax-exempt income, for such year; and (c) diversify its holdings so that, at the end of each quarter of the Fund's taxable year (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses or (y) in the securities of one or more qualified publicly traded partnerships (as defined below). For purposes of meeting this diversification requirement, in the case of the Funds' investments in loan participations, the issuer may be the financial intermediary or the borrower.

In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in
(a)(i) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of (c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates (without any deduction for distributions to its shareholders), and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If a Fund fails to distribute in a calendar year substantially all of its ordinary income for the year and substantially all of its net capital gain income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects) and any retained amount from the prior calendar year, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amounts. For these purposes, the Fund will be treated as having distributed any amount for which it is subject to income tax. A dividend paid to shareholders by a Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

ADDITIONAL TAX INFORMATION CONCERNING THE ASSET ALLOCATION FUNDS

An Asset Allocation Fund will not be able to offset gains realized by one Underlying Fund in which such Asset Allocation Fund invests against losses realized by another Underlying Fund in which such Asset Allocation Fund invests. The use of a fund-of-funds structure can therefore affect the amount, timing and character of distributions to shareholders, and may increase the amount of taxes payable by shareholders.

Because each Asset Allocation Fund will invest all of its assets in shares of Underlying Funds, its distributable income and gains will normally consist entirely of distributions from Underlying Funds and gains and losses on the disposition of shares of Underlying Funds. To the extent that an Underlying Fund realizes net losses on its investments for a given taxable year, the Asset Allocation Fund will not be able to recognize its shares of those losses (so as to offset distributions of net income or capital gains from other Underlying Funds) until it disposes of shares of the Underlying Fund. Moreover, even when the Asset Allocation Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, the Asset Allocation Fund will not be able to offset any capital losses from its dispositions of Underlying Fund shares against its ordinary income (including distributions of any net short-term capital gains realized by an Underlying Fund). As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gains that the Asset Allocation Fund will be required to distribute to shareholders will be greater than such amounts would have been had the Asset Allocation Fund invested directly in the securities held by the Underlying Funds, rather than investing in shares of the Underlying Funds. For similar reasons, the character of distributions from an Asset Allocation Fund (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Asset Allocation Fund invested directly in the securities held by the Underlying Funds.

If an Asset Allocation Fund received dividends from an Underlying Fund that qualifies as a regulated investment company, and the Underlying Fund designated such dividends as "qualified dividend income," then the Asset Allocation Fund is permitted in turn to designate a portion of its distributions as "qualified dividend income" as well, provided the Asset Allocation Fund meets holding period and other requirements with respect to shares of the Underlying Fund. Dividends of an Asset Allocation Fund may not be eligible for treatment as qualified dividend income unless the holding period and other requirements for such treatment are met by both the Asset Allocation Fund and the Underlying Fund, as well as by the shareholder.

Depending on each Asset Allocation Fund's percentage ownership in an Underlying Fund, before and after a redemption of shares of an Underlying Fund, the Asset Allocation Fund' redemption of shares of such Underlying Fund may cause the Asset Allocation Fund to be treated as receiving a dividend on the full amount of the distribution instead of receiving capital gain income on the shares of the Underlying Fund. This would be the case where the Asset Allocation Fund holds a significant interest in an Underlying Fund and redeems only a small portion of such interest. It is possible that such a dividend would qualify as "qualified dividend income" and thus be eligible to be taxed at the rates applicable to long-term capital gain; otherwise it would be taxable as ordinary income. The operation of the "wash sale" rules may also defer losses realized when an Asset Allocation Fund redeems shares of an Underlying Fund at a loss and invests in shares of the same Underlying Fund within 30 days (on either side) of such sale.

Although each Asset Allocation Fund may itself be entitled to a deduction for foreign taxes paid by an Underlying Fund in which such Asset Allocation Fund invests, the Asset Allocation Fund will not be able to pass any foreign tax credit borne in respect of foreign securities income earned by an Underlying Fund to their own shareholders (see "Foreign Taxes, Foreign Currency-Denominated Securities and Related Hedging Transactions"). Asset Allocation Funds cannot pass through to their shareholders exempt-interest dividends. Accordingly, the Asset Allocation Funds will not invest in Underlying Funds that invest substantially in tax-exempt obligations and that pay exempt-interest dividends.

The fact that an Asset Allocation Fund achieves its investment objectives by investing in Underlying Funds generally will not adversely affect the Asset Allocation Fund's ability to pass on to foreign shareholders the full benefit of the interest-related dividends and short-term capital gain dividends that it receives from its investments in the Underlying Funds, except possibly to the extent that (1) interest-related dividends received by the Asset Allocation Fund are offset by deductions allocable to the Asset Allocation Fund's qualified interest income or (2) short-term capital gains dividends received by the Asset Allocation Fund are offset by the Asset Allocation Fund's net short- or long-term capital losses, in which case the amount of a distribution from the Asset Allocation Fund to a foreign shareholder that is properly designated as either an interest-related dividend or a short-term capital gain dividend, respectively, may be less than the amount that such shareholder would have received had they invested directly in the Underlying Funds.


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The foregoing is only a general description of the federal tax consequences of a fund of funds structure. Accordingly, prospective purchasers of Shares of an Asset Allocation Fund are urged to consult their tax advisors with specific reference to their own tax situation, including the potential application of state, local and foreign taxes.

DISTRIBUTIONS

Each Fund will distribute at least annually any investment income and net realized capital gains. Distributions of any net investment income (other than qualified dividend income and exempt-interest dividends, as discussed below) are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of each Fund's net capital gain (i.e., the excess of a Fund's net long-term capital gain over net short-term capital loss), if any, from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends ("Capital Gain Dividends") are taxable as long-term capital gains, regardless of how long a Shareholder has held Fund shares. For taxable years beginning before January 1, 2011, such distributions will generally be subject to a 15% tax rate, with lower rates applying to taxpayers in the 10% and 15% rate brackets, and will not be eligible for the dividends received deduction. Distribution of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions of taxable income or capital gains are taxable to Fund Shareholders whether received in cash or reinvested in additional Fund shares. Dividends and distributions on a Fund's shares generally are subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions economically may represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

If a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares. The Fifth Third Strategic Income Fund is particularly susceptible to this possibility because it may, at times in its discretion, pay out less than the entire amount of net investment income earned in any particular period and may at times pay out such accumulated undistributed income in addition to net investment income earned in other periods in order to permit the Fund to maintain a more stable level of distributions. As a result, the dividend paid by the Fund to shareholders for any particular period may be more or less than the amount of net investment income earned by the Fund during such period. The Fund is not required to maintain a stable level of distributions to shareholders.

For taxable years beginning before January 1, 2011, distributions of investment income properly designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of an individual at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level)
(1) if the dividend is received with respect to any share of stock held for fewer than 61days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. Additionally, dividends of an Asset Allocation Fund may not be eligible for treatment as qualified dividend income unless the holding period and other requirements for such treatment are met by both the Asset Allocation Fund and the Underlying Funds as well as the shareholder. Neither the fixed


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

income funds nor the money market funds expect a significant portion of Fund distributions to be derived from qualified dividend income.


In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund's shares. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund's dividends (other than dividends properly designated as Capital Gain Dividends) will be eligible to be treated as qualified dividend income. To the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a "substitute payment") with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income and thus will not be eligible for taxation at the rates applicable to long-term capital gain. The Funds expect to use such substitute payments to satisfy Fund expenses, and therefore expect that their receipt of substitute payments will not adversely affect the percentage of distributions qualifying as qualified dividend income.


Dividends of net investment income received by corporate shareholders of the Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be "debt-financed" (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that such Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (3) to the extent that such Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of the Code.

EXEMPT-INTEREST DIVIDENDS

A Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax. Such dividends will not exceed, in the aggregate, the net interest a Fund receives during the taxable year from Municipal Securities and other securities exempt from the regular federal income tax. An exempt-interest dividend is any dividend or part thereof (other than a Capital Gain Dividend) paid by a Fund and properly designated as an exempt-interest dividend in a written notice mailed to shareholders not later than 60 days after the close of the Fund's taxable year. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes (but may be taxable for federal alternative minimum tax purposes and for state and local tax purposes). Exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder. Shareholders who receive Social Security or Railroad Retirement benefits should consult their tax advisers to determine what effect, if any, an investment in a Fund may have on the federal taxation of their benefits.

If a Fund intends to be qualified to pay exempt-interest dividends, the Fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.


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

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of a Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends.

Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

A "substantial user" is defined under U.S. Treasury Regulations to include any non-exempt person which regularly uses a part of such facilities in its trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, which occupies more than 5% of the usable area of such facilities or for which such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

A Fund which is qualified to pay exempt-interest dividends will inform investors within 60 days following the end of the Fund's fiscal year of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution.If a tax-exempt Fund makes a distribution in excess of its net investment income and net realized capital gains, if any, in any taxable year, the excess distribution will be treated as ordinary dividend income (not eligible for tax-exempt treatment) to the extent of the Fund's current and accumulated "earnings and profits" (including earnings and profits arising from tax-exempt income, and also specifically including the amount of any non-deductible expenses arising in connection with such tax-exempt income).

The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. You are advised to consult with your tax advisor about state and local tax matters.

MUNICIPAL BOND, MUNICIPAL MONEY MARKET, AND TAX-EXEMPT FUNDS

As described in the prospectus for the Fifth Third Michigan Municipal Money Market Fund, the Fifth Third Michigan Municipal Bond Fund, the Fifth Third Ohio Municipal Bond Fund, the Fifth Third Ohio Tax Exempt Money Market Fund, the Fifth Third Municipal Bond Fund, the Fifth Third Municipal Money Market Fund, and the Fifth Third Intermediate Municipal Bond Fund, such Funds are designed to provide investors with tax-exempt interest income. These Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation. Shares of these Funds may not be suitable for tax-exempt institutions, retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Funds' dividends being tax-exempt. In addition, these Funds may not be an appropriate investment for persons or entities that are "substantial users" of facilities financed by private activity bonds or "related persons" thereof.

FOREIGN TAXES, FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS.

Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's securities. Tax conventions between


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

certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. However, if at the end of a Fund's fiscal year more than 50% of the value of its total assets represents securities of foreign corporations, the Fund will be eligible to make an election permitted by the Code to treat any foreign taxes paid by it on securities it has held for at least the minimum period specified in the Code as having been paid directly by the Fund's shareholders in connection with the Fund's dividends received by them.

Under normal circumstances, more than 50% of the value of Fifth Third International Equity Fund's total assets will consist of securities of foreign corporations and it will be eligible to make the election. If the election is made, shareholders generally will be required to include in U.S. taxable income their pro rata share of such taxes, and those Shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents will be entitled to deduct their share of such taxes. Alternatively, such shareholders who hold Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex- dividend date will be entitled to claim a foreign tax credit for their share of these taxes. If a Fund makes the election, it will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

Because funds of funds cannot pass through credits or deductions for foreign taxes paid, the Asset Allocation Funds do not intend to make this election if it is available.

A Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investment by a Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax (including interest charges) or other charge on distributions received from the company or on proceeds from the sale of its investment in such a company, which tax cannot be eliminated by making distributions to Fund shareholders. However, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund." These elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return. Dividends paid by passive foreign investment companies will not be eligible to be treated as "qualified dividend income."

A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.


SELLING SHARES

Shareholders who sell, exchange or redeem Fund shares will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Fund shares and the amount received (although such a gain or loss is unlikely in a money market fund). In general, any gain or loss realized upon taxable disposition of Fund shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months, and as short-term capital again or loss if the shares have not been held for more than 12 months. The tax rate generally applicable to net capital gains recognized by individuals and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for short-term capital or (ii) for taxable years beginning on or before January 1, 2011, 15% for long-term capital gains (including Capital Gain Dividends) with lower rates applicable to taxpayers in the 10% and 15% tax brackets.


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

Any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to those Fund shares. For purposes of determining whether Fund shares have been held for six months or less, the holding period is suspended for any periods during which your risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. In addition, any loss realized on a sale or exchange of Fund shares will be disallowed to the extent that Fund shareholders replace the disposed of Fund shares with other Fund shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a Fund shareholder's basis in the replacement Fund shares will be adjusted to reflect the disallowed loss.


HEDGING

If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sales, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any). If a Fund's book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund's book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.


DISCOUNT SECURITIES

A Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.


BACKUP WITHHOLDING

A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges or redemptions made by any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number
(TIN), who has under- reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

In order for a foreign investor to qualify for exemption from the back-up withholding tax rates under income tax treaties, the foreign investor must comply with the special certification and filing requirements. Foreign investors in a Fund should consult their tax advisers with respect to this regard.


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TAX SHELTER REPORTING REGULATIONS

Under Treasury regulations, if a shareholder realizes a loss on disposition of the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.


SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS

Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of and investment on their particular tax situation.


NON-U.S. SHAREHOLDERS

Capital Gain Dividends and exempt-interest dividends will not be subject to withholding of federal income tax. In general, dividends (other than Capital Gain Dividends) paid by a Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, effective for taxable years of a Fund beginning before January 1, 2008, such Fund will not be required to withhold any amounts
(i) with respect to distributions (other than distributions to a foreign person
(w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by such Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by such Fund. Depending on the circumstances, a Fund may make such designations with respect to all, some, or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In the case of shares held through an intermediary, the intermediary may withhold even if a Fund makes a designation with respect to a payment. Foreign shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.


GENERAL

The foregoing discussion is only a summary of some of the important Federal tax considerations generally affecting purchasers of the Funds' shares. No attempt has been made to present a detailed explanation of the Federal income tax treatment of the Funds, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of a Fund's shares are urged to consult their tax advisers with specific reference to their own tax situation. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in any of the Funds. In addition, this discussion is based on tax laws and regulations that are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.


                              FINANCIAL STATEMENTS


The financial statements and related registered independent public accountant's report for the Funds for the fiscal year ended July 31, 2006 are incorporated herein by reference to the Annual Report to Shareholders of the Fifth Third Funds dated July 31, 2006 and the Semi-Annual Report to Shareholders of the Fifth Third Funds dated January 31, 2006 (File Nos. 33-24848 and 811-05669). The following unaudited footnote is added to the financial statements:

     Event (Unaudited) Subsequent to the Date of the Report of Independent Registered Accounting Firm

     Subsequent to the completion of the Funds' Annual Report to shareholders for the fiscal year ended July 31, 2006, BISYS Fund Services, Inc. ("BISYS"), which provides various services to the Trust, reached a settlement with the Securities and Exchange Commission ("SEC") regarding the SEC's investigation of BISYS's past payment of certain marketing and other expenses with respect to certain of its mutual fund clients. The SEC's investigation of BISYS with respect to this matter is complete.
     The SEC's inquiries related to this matter, including those of the Trust's service arrangements with BISYS, have not been completed. As of the date of this Prospectus, the Trust's management cannot evaluate the likelihood of an unfavorable outcome or estimate the amount or range of potential loss, if any, with respect to the Trust regarding the BISYS matter. Accordingly, the impact, if any, of this matter on the Funds or the Funds' financial statements is uncertain.


Copies of the Annual Reports and Semi-Annual Report may be obtained without charge by contacting the Trust at the address located on the back cover of the prospectuses.


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                                    APPENDIX


STANDARD AND POOR'S RATINGS GROUP CORPORATE AND MUNICIPAL BOND RATING


DEFINITIONS

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB- Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B-Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC-Debt rated "CCC" has a currently identifiable vulnerability to default and is dependent upon favorable business, financial or economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest or repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC-The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C-The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy has been filed but debt service payments are continued.

CI-The rating "CI" is reserved for income bonds on which no interest is being paid.

D-Debt rated "D" is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition and debt service payments are jeopardized.

NR-NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications,


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

                    MOODY'S INVESTORS SERVICE, INC. CORPORATE
                      AND MUNICIPAL BOND RATING DEFINITIONS

Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa-Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR-Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3, in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


         FITCH INVESTORS SERVICE, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.


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

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB- BBB ratings indicate that there is currently a low expectation of credit risk. Capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB- BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B- B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C- Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD, DD, D-Securities have defaulted on some or all of their obligations. `DDD' designates the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. For U.S. corporates, for example, "DD" indicates potential recovery of 50%-90% of such outstanding, and "D" the lowest recovery potential, i.e. below 50%.

NR-NR indicates that Fitch does not rate the specific issue.

Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.


                   STANDARD AND POOR'S RATINGS GROUP MUNICIPAL
                             NOTE RATING DEFINITIONS

SP-1-Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2-Satisfactory capacity to pay principal and interest.

SP-3-Speculative capacity to pay principal and interest.


          MOODY'S INVESTORS SERVICE SHORT-TERM LOAN RATING DEFINITIONS

MIG1/VMIGI-This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2/VMIG2-This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


        FITCH INVESTORS SERVICE, INC. SHORT-TERM DEBT RATING DEFINITIONS

F-1+-Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.


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

F-1-Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-I+.

F-2-Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F- I + and F- 1 categories.

F-3-Fair Credit Quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B-Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C-High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D-Default. Denotes actual or imminent payment default.


                  STANDARD AND POOR'S RATINGS GROUP COMMERCIAL
                            PAPER RATING DEFINITIONS

A-1-This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus (+) sign.

A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3-Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.


       MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS

Prime-1 -Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by the following characteristics:

o    Leading market positions in well-established industries.

o    High rates of return on funds employed.

o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2-Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3-Issuers rated Prime-3 have an acceptable ability for payment of short-term promissory obligations.


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